Direxion All Cap Insider Sentiment Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 99.5%
Administrative and Support Services - 6.2%
1,704	FactSet Research System, Inc.	$590,095
10,060	FleetCor Technologies, Inc. (a)	2,601,214
2,081	Green Dot Corp. (a)	105,486

		3,296,795

Air Transportation - 0.1%
1,132	Atlas Air Worldwide Holdings, Inc. (a)	58,955

Ambulatory Health Care Services - 0.6%
1,464	Amedisys, Inc. (a)	342,810

Beverage and Tobacco Product Manufacturing - 0.1%
741	MGP Ingredients, Inc.	26,876

Broadcasting (except Internet) - 0.8%
17,163	FOX Corp. Class A	442,290

Chemical Manufacturing - 14.6%
1,509	Amphastar Pharmaceuticals, Inc. (a)	30,210
43,630	Bristol-Myers Squibb Co.	2,559,336
10,835	Church & Dwight Co., Inc.	1,043,736
5,257	Clorox Co.	1,243,333
2,333	H.B. Fuller Co.	105,778
676	Ligand Pharmaceuticals, Inc. (a)	79,214
1,786	Pacira Pharmaceuticals, Inc. (a)	93,961
2,068	United Therapeutics Corp. (a)	230,520
8,781	Vertex Pharmaceuticals, Inc. (a)	2,388,432

		7,774,520

Computer and Electronic Product Manufacturing - 9.0%
21,151	Analog Devices, Inc.	2,429,193
16,920	Fortinet, Inc. (a)	2,340,036
1,836	Ultra Clean Holdings, Inc. (a)	55,245

		4,824,474

Construction of Buildings - 1.8%
13,305	Lennar Corp. Class A	962,617

Credit Intermediation and Related Activities - 3.6%
2,421	Axos Financial, Inc. (a)	54,255
3,326	Cathay General Bancorp	80,423
1,797	Central Pacific Financial Corp.	27,961
1,792	Flagstar Bancorp, Inc.	56,233
7,402	Fulton Financial Corp.	71,799
2,852	Hanmi Financial Corp. Class A	26,324
3,357	Pinnacle Financial Partners, Inc.	133,004
17,237	SLM Corp.	116,695
15,894	State Street Corp.	1,013,878
7,056	TCF Financial Corp.	193,970
17,077	Valley National Bancorp	127,565

		1,902,107

Data Processing, Hosting, and Related Services - 1.7%
8,241	Ceridian HCM Holding, Inc. (a)	645,188
3,913	CoreLogic, Inc.	266,710

		911,898

Educational Services - 0.1%
2,785	Perdoceo Education Corp. (a)	40,104

Electrical Equipment, Appliance, and Component Manufacturing - 3.1%
1,774	Acuity Brands, Inc.	175,803
23,885	Emerson Electric Co.	1,481,109

		1,656,912

Electronics and Appliance Stores - 0.3%
3,551	Aaron’s, Inc.	185,291

Fabricated Metal Product Manufacturing - 2.6%
890	Materion Corp.	51,104
3,806	Silgan Holdings, Inc.	145,579
1,950	SPX Corp. (a)	81,900
7,375	Stanley Black & Decker, Inc.	1,130,735

		1,409,318

Food and Beverage Stores - 0.1%
1,952	SpartanNash Co.	41,041

Food Manufacturing - 5.9%
3,104	B&G Foods, Inc. (b)	89,737
3,455	Dunkin’ Brands Group, Inc.	237,462
27,399	General Mills, Inc.	1,733,535
580	Medifast, Inc.	96,935
28,120	The Kraft Heinz Co.	966,766

		3,124,435

Food Services and Drinking Places - 0.2%
1,071	Jack in the Box Inc.	87,940

Funds, Trusts, and Other Financial Vehicles - 1.2%
6,344	Garmin Ltd. ADR (Switzerland)	625,455

Furniture and Related Product Manufacturing - 0.1%
1,255	Sleep Number Corp. (a)	58,357

Insurance Carriers and Related Activities - 4.2%
819	AMERISAFE, Inc.	51,974
23,713	Centene Corp. (a)	1,547,273
11,988	Old Republic International Corp.	192,647
11,179	Principal Financial Group, Inc.	474,325

		2,266,219

Machinery Manufacturing - 1.4%
3,747	Brunswick Corp.	250,974
6,431	Donaldson Co., Inc.	310,875
1,486	iRobot Corp. (a)(b)	108,017
1,803	SPX FLOW, Inc. (a)	72,264

		742,130

Merchant Wholesalers, Durable Goods - 2.7%
5,857	Fortune Brands Home & Security, Inc.	448,061
1,587	InterDigital, Inc.	95,252
10,585	Jefferies Financial Group, Inc.	171,477
5,674	Leggett & Platt, Inc.	227,471
2,043	MSC Industrial Direct Co., Inc.	134,858
1,490	Watsco, Inc.	351,744

		1,428,863

Merchant Wholesalers, Nondurable Goods - 0.2%
2,539	Nu Skin Enterprises, Inc. Class A	113,874

Miscellaneous Manufacturing - 3.8%
26,011	Edwards Lifesciences Corp. (a)	2,039,522

Miscellaneous Store Retailers - 0.2%
2,248	Rent-A-Center, Inc.	65,012
5,526	Sally Beauty Holdings, Inc. (a)	64,157

		129,169

Motor Vehicle and Parts Dealers - 0.9%
2,900	Advance Auto Parts, Inc.	435,406
824	Group 1 Automotive, Inc.	69,232

		504,638

Nonstore Retailers - 3.2%
31,041	eBay, Inc.	1,715,946

Oil and Gas Extraction - 0.1%
1,700	Bonanza Creek Energy, Inc. (a)	30,923
22,997	Callon Petroleum Co. (a)(b)	26,217

		57,140

Paper Manufacturing - 0.1%
852	Clearwater Paper Corp. (a)	31,456

Performing Arts, Spectator Sports, and Related Industries - 5.0%
32,589	Activision Blizzard, Inc.	2,692,829

Pipeline Transportation - 1.8%
49,792	Williams Companies, Inc.	952,521

Primary Metal Manufacturing - 1.9%
5,953	Commercial Metals Co.	123,108
13,762	Nucor Corp.	577,316
10,506	Steel Dynamics, Inc.	287,969

		988,393

Professional, Scientific, and Technical Services - 0.6%
13,201	Exelixis, Inc. (a)	304,811
6,385	Extreme Networks, Inc. (a)	29,052

		333,863

Publishing Industries (except Internet) - 5.5%
26,091	Cadence Design Systems, Inc. (a)	2,850,442
2,748	Progress Software Corp.	95,795

		2,946,237

Real Estate - 2.3%
4,668	Corporate Office Properties Trust	123,609
7,726	Cousins Properties, Inc.	237,343
16,475	Equity Residential	883,554

		1,244,506

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 8.5%
5,305	Ameriprise Financial, Inc.	815,007
3,198	BrightSphere Investment Group, Inc.	42,981
2,095	Evercore, Inc.	115,854
1,854	MarketAxess Holdings, Inc.	957,962
50,183	Morgan Stanley	2,452,945
2,865	Stifel Financial Corp.	138,895
7,120	WisdomTree Investments, Inc.	25,632

		4,549,276

Specialty Trade Contractors - 0.4%
2,705	EMCOR Group, Inc.	185,292

Support Activities for Mining - 0.6%
7,700	Diamondback Energy, Inc.	306,922

Telecommunications - 0.3%
11,229	Vonage Holdings Corp. (a)	134,187

Textile Product Mills - 0.3%
2,203	Tempur-Pedic International, Inc. (a)	178,333

Transportation Equipment Manufacturing - 0.1%
4,959	Garrett Motion, Inc. (a)	29,159

Truck Transportation - 0.5%
1,087	Lithia Motors, Inc. Class A	249,086

Utilities - 2.8%
11,993	Sempra Energy	1,492,649

	TOTAL COMMON STOCKS (Cost $51,978,837)	$53,084,405

SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
223,340	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$223,340

	TOTAL SHORT TERM INVESTMENTS (Cost $223,340)	$223,340

	TOTAL INVESTMENTS (Cost $52,202,177) - 99.9%	$53,307,745
	Other Assets in Excess of Liabilities - 0.1%	61,262

	TOTAL NET ASSETS - 100.0%	$53,369,007

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Auspice Broad Commodity Strategy ETF

Consolidated Schedule of Investments (Unaudited)

July 31, 2020

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	37,711,978

TOTAL NET ASSETS - 100.0%	$37,711,978

Percentages are stated as a percent of net assets.

(a)	$698,060 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2020

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation
Copper	12/29/2020	62	$4,480,275	$(66,650)	$202,418
Gold	12/29/2020	14	2,780,260	26,740	162,748
Silver	9/28/2020	34	4,116,720	145,180	851,243

			$11,377,255	$105,270	$1,216,408

All futures contracts held by Direxion BCS Fund Ltd.

Direxion Dynamic Hedge ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 89.4%
16,635	iShares Core S&P 500 ETF (a)	$5,453,286

	TOTAL INVESTMENT COMPANIES (Cost $5,325,030)	$5,453,286

	TOTAL INVESTMENTS (Cost $5,325,030) - 89.4%	$5,453,286
	Other Assets in Excess of Liabilities - 10.6% (b)	644,591

	TOTAL NET ASSETS - 100.0%	$6,097,877

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	$121,440 of cash is pledged as collateral for futures contracts.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.3809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	101	$314,745	$15,919

Short Futures Contracts (Unaudited)

July 31, 2020

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/(Payable), Net	Unrealized Depreciation
Micro E-mini S&P 500	9/18/2020	92	$1,501,210	$(6,762)	$(15,006)

Direxion Fallen Knives ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 3.1%
2,262	Green Dot Corp. (a)	$114,661
4,508	TripAdvisor, Inc.	91,197

		205,858

Animal Production and Aquaculture - 0.9%
1,295	Cal-Maine Foods, Inc. (a)	56,909

Beverage and Tobacco Product Manufacturing - 0.9%
612	MGP Ingredients, Inc.	22,197
551	National Beverage Corp. (a)	35,347

		57,544

Chemical Manufacturing - 29.1%
2,213	Alnylam Pharmaceuticals, Inc. (a)	322,567
4,902	Corcept Therapeutics, Inc. (a)	73,285
617	Eagle Pharmaceuticals, Inc. (a)	28,623
839	Enanta Pharmaceuticals, Inc. (a)	38,468
980	Illumina, Inc. (a)	374,517
3,253	Innoviva, Inc. (a)	44,062
753	Ligand Pharmaceuticals, Inc. (a)(b)	88,236
8,270	Nektar Therapeutics (a)	183,263
2,749	Neurocrine Biosciences, Inc. (a)	330,870
585	Regeneron Pharmaceuticals, Inc. (a)	369,761
562	USANA Health Sciences, Inc. (a)	45,623
2,481	Vanda Pharmaceuticals, Inc. (a)	25,008

		1,924,283

Computer and Electronic Product Manufacturing - 15.5%
5,845	Cognex Corp.	390,855
1,356	Netgear Inc (a)	41,697
964	NVIDIA Corp.	409,305
1,737	Silicon Motion Technology, Corp. ADR (Taiwan)	71,860
3,906	Sonos Inc. (a)	62,496
618	Vicor Corp. (a)	50,348

		1,026,561

Electrical Equipment, Appliance, and Component Manufacturing - 4.5%
1,671	IPG Photonics Corp. (a)	299,126

Fabricated Metal Product Manufacturing - 5.2%
1,206	Proto Labs Inc. (a)	144,865
2,071	Simpson Manufacturing Company, Inc.	199,976

		344,841

Food Manufacturing - 2.0%
775	Calavo Growers Inc.	44,772
534	Medifast, Inc.	89,247

		134,019

Insurance Carriers and Related Activities - 2.4%
6,890	CNO Financial Group Inc.	104,039
3,782	Third Point Reinsurance Ltd. (a)	29,462
1,413	Universal Insurance Holdings, Inc.	24,742

		158,243

Machinery Manufacturing - 0.8%
1,050	Astec Industries Inc.	46,714
926	Solaris Oilfield Infrastructure Inc.	6,723

		53,437

Management of Companies and Enterprises - 2.9%
10,571	Canopy Growth Corp. (a)(b)	193,238

Merchant Wholesalers, Durable Goods - 0.1%
2,659	RPC, Inc. (a)	7,897

Miscellaneous Manufacturing - 20.9%
1,733	Abiomed, Inc. (a)	519,796
1,193	Align Technology, Inc. (a)	350,527
914	ICU Medical, Inc. (a)	167,929
1,034	Inogen, Inc. (a)	31,744
2,478	Neogen Corp. (a)	190,236
2,116	STAAR Surgical Co. (a)	123,130

		1,383,362

Nonstore Retailers - 0.5%
1,389	Stitch Fix, Inc. (a)(b)	30,766

Professional, Scientific, and Technical Services - 6.2%
2,170	F5 Networks, Inc. (a)	294,903
6,137	MOMO, Inc. ADR (China)	113,350

		408,253

Publishing Industries (except Internet) - 1.8%
2,038	CommVault Systems, Inc. (a)	89,835
1,368	Scholastic Corporation	32,736

		122,571

Support Activities for Mining - 1.9%
5,016	Helmerich & Payne, Inc.	89,435
44,275	Turquoise Hill Resources Ltd. (a)	36,713

		126,148

Transportation Equipment Manufacturing - 1.2%
1,041	AeroVironment, Inc. (a)	79,689

	TOTAL COMMON STOCKS (Cost $6,240,439)	$6,612,745

SHORT TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
140,906	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$140,906

	TOTAL SHORT TERM INVESTMENTS (Cost $140,906)	$140,906

	TOTAL INVESTMENTS (Cost $6,381,345) - 102.0%	$6,753,651
	Liabilities in Excess of Other Assets - (2.0)%	(134,408)

	TOTAL NET ASSETS - 100.0%	$6,619,243

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Flight to Safety Strategy ETF

Consolidated Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 27.9%
Utilities - 27.9%
2,150	Alliant Energy Corp.	$115,777
2,157	Ameren Corp.	173,078
4,354	American Electric Power Co., Inc.	378,276
1,591	American Water Works Co., Inc.	234,307
1,066	Atmos Energy Corp.	112,985
490	Avangrid, Inc.	24,397
4,408	CenterPoint Energy, Inc.	83,796
2,492	CMS Energy Corp.	159,937
2,927	Consolidated Edison, Inc.	224,881
7,289	Dominion Energy, Inc.	590,628
1,684	DTE Energy Co.	194,721
6,424	Duke Energy Corp.	544,370
3,160	Edison International	175,917
1,751	Entergy Corp.	184,083
2,005	Evergy, Inc.	129,984
2,848	Eversource Energy	256,519
8,540	Exelon Corp.	329,729
4,752	FirstEnergy Corp.	137,808
4,300	NextEra Energy, Inc.	1,207,010
3,282	NiSource, Inc.	80,245
989	Pinnacle West Capital Corp.	82,166
6,375	PPL Corp.	169,702
4,452	Public Service Enterprise Group, Inc.	249,045
2,483	Sempra Energy	309,034
9,238	Southern Co.	504,487
1,829	UGI Corp.	60,979
2,776	WEC Energy Group, Inc.	264,442
4,613	Xcel Energy, Inc.	318,482

	TOTAL COMMON STOCKS (Cost $7,990,834)	$7,296,785

INVESTMENT COMPANIES - 66.0%
72,841	iShares 20+ Year Treasury Bond ETF (a)(b)	$12,455,811
253,875	iShares Gold Trust (a)	4,788,083

	TOTAL INVESTMENT COMPANIES (Cost $14,433,062)	$17,243,894

SHORT TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
314,550	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$314,550

	TOTAL SHORT TERM INVESTMENTS (Cost $314,550)	$314,550

	TOTAL INVESTMENTS (Cost $22,738,446) - 95.1%	$24,855,229
	Other Assets in Excess of Liabilities - 4.9% (e)	1,280,239

	TOTAL NET ASSETS - 100.0%	$26,135,468

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	$72,160 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)

July 31, 2020

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation
Gold	12/29/2020	8	$1,588,720	$15,280	$24,370

All futures contracts held by Direxion FTS Fund Ltd.

Direxion High Growth ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 100.0%
Administrative and Support Services - 4.3%
123	Accenture PLC Class A ADR (Ireland)	$27,648
5	Booking Holdings, Inc. (a)	8,311
82	Moody’s Corp.	23,067
1,146	Visa, Inc. Class A	218,198

		277,224

Ambulatory Health Care Services - 0.1%
98	DaVita, Inc. (a)	8,564

Beverage and Tobacco Product Manufacturing - 0.2%
94	PepsiCo, Inc.	12,940

Broadcasting (except Internet) - 1.7%
170	Charter Communications, Inc. (a)	98,600
332	Comcast Corp. Class A	14,210

		112,810

Building Material and Garden Equipment and Supplies Dealers - 0.6%
81	Lowe’s Companies, Inc.	12,062
104	The Home Depot, Inc.	27,611

		39,673

Chemical Manufacturing - 13.9%
93	Abbott Laboratories	9,359
435	AbbVie, Inc.	41,286
116	Amgen, Inc.	28,382
164	Biogen, Inc. (a)	45,049
766	Eli Lilly and Company	115,122
385	Johnson & Johnson	56,118
407	Merck & Co., Inc.	32,658
200	Pfizer, Inc.	7,696
141	Procter & Gamble Co.	18,488
194	Quidel Corp. (a)	54,799
105	Regeneron Pharmaceuticals, Inc. (a)	66,367
1,571	Vertex Pharmaceuticals, Inc. (a)	427,312

		902,636

Computer and Electronic Product Manufacturing - 22.7%
217	Advanced Micro Devices, Inc. (a)	16,802
2,463	Apple, Inc.	1,046,874
237	Cisco Systems, Inc.	11,163
83	Fortinet, Inc. (a)	11,479
830	HP, Inc.	14,591
1,438	Intel Corp.	68,636
378	Jabil Circuit, Inc.	13,177
253	Johnson Controls International PLC ADR (Ireland)	9,735
111	Masimo Corp. (a)	24,433
23	Northrop Grumman Corp.	7,475
547	NVIDIA Corp.	232,251
54	Texas Instruments, Inc.	6,888
22	Thermo Fisher Scientific, Inc.	9,107

		1,472,611

Credit Intermediation and Related Activities - 3.0%
301	Bank of America Corp.	7,489
83	JPMorgan Chase & Co.	8,021

546	MasterCard, Inc. Class A	168,457
343	Synchrony Financial	7,591

		191,558

Food and Beverage Stores - 0.4%
650	Kroger Co.	22,614

Food Services and Drinking Places - 0.3%
246	Starbucks Corp.	18,826

General Merchandise Stores - 1.5%
125	Costco Wholesale Corp.	40,691
159	Target Corp.	20,015
290	Wal-Mart Stores, Inc.	37,526

		98,232

Health and Personal Care Stores - 2.8%
2,228	CVS Health Corp.	140,230
1,038	Walgreens Boots Alliance, Inc.	42,257

		182,487

Insurance Carriers and Related Activities - 10.7%
191	Allstate Corp.	18,029
65	Anthem, Inc.	17,797
1,359	Berkshire Hathaway, Inc. Class B (a)	266,065
453	Centene Corp. (a)	29,558
1,318	Cigna Corp.	227,605
83	Humana, Inc.	32,573
283	MetLife, Inc.	10,712
190	Progressive Corp.	17,165
109	RenaissanceRe Holdings Ltd.	19,661
174	UnitedHealth Group, Inc.	52,684

		691,849

Leather and Allied Product Manufacturing - 0.3%
168	NIKE, Inc. Class B	16,398

Machinery Manufacturing - 0.3%
124	Applied Materials, Inc.	7,977
35	Lam Research Corp.	13,201

		21,178

Materials - 0.1%
33	Linde PLC	8,089

Merchant Wholesalers, Nondurable Goods - 1.3%
149	AmerisourceBergen Corp.	14,928
485	Cardinal Health, Inc.	26,491
305	McKesson Corp.	45,799

		87,218

Mining (except Oil and Gas) - 0.2%
169	Newmont Mining Corp.	11,695

Miscellaneous Manufacturing - 0.2%
59	Insulet Corp. (a)	11,998

Motion Picture and Sound Recording Industries - 0.4%
46	Netflix, Inc. (a)	22,488

Nonstore Retailers - 8.1%
166	Amazon.com, Inc. (a)	525,337

Other Information Services - 4.1%
87	Alphabet, Inc. Class A (a)	129,452
91	Alphabet, Inc. Class C (a)	134,949

		264,401

Performing Arts, Spectator Sports, and Related Industries - 0.4%
181	Activision Blizzard, Inc.	14,956
62	Electronic Arts, Inc. (a)	8,780

		23,736

Petroleum and Coal Products Manufacturing - 0.1%
177	Marathon Petroleum Corp.	6,761

Professional, Scientific, and Technical Services - 7.9%
1,899	Facebook, Inc. (a)	481,719
74	ServiceNow, Inc. (a)	32,501

		514,220

Publishing Industries (except Internet) - 7.3%
337	Adobe Systems, Inc. (a)	149,736
54	DocuSign, Inc. (a)	11,709
28	Intuit, Inc.	8,578
1,407	Microsoft Corp.	288,449
202	Oracle Corp.	11,201

		469,673

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.5%
86	Goldman Sachs Group, Inc.	17,025
52	MarketAxess Holdings, Inc.	26,868
98	MSCI, Inc. Class A	36,846
167	S&P Global, Inc.	58,492
184	T. Rowe Price Group, Inc.	25,410

		164,641

Telecommunications - 1.8%
652	AT&T, Inc.	19,286
382	PayPal Holdings, Inc. (a)	74,899
384	Verizon Communications, Inc.	22,072

		116,257

Transportation Equipment Manufacturing - 2.8%
300	General Motors Co.	7,467
78	Lockheed Martin Corp.	29,560
100	Tesla Motors, Inc. (a)	143,076

		180,103

	TOTAL COMMON STOCKS (Cost $6,041,600)	$6,476,217

	TOTAL INVESTMENTS (Cost $6,041,600) - 100.0%	$6,476,217
	Other Assets in Excess of Liabilities - 0.0%	1,655

	TOTAL NET ASSETS - 100.0%	$6,477,872

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

ADR - American Depository Receipt

Direxion MSCI USA Leaders vs Laggards ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 96.0%
Accommodation - 0.1%
50	Vail Resorts, Inc.	$9,601

Administrative and Support Services - 2.9%
710	Accenture PLC Class A ADR (Ireland)	159,594
132	FactSet Research System, Inc.	45,711
923	IHS Markit Ltd.	74,514
625	Iron Mountain, Inc.	17,619
280	Robert Half International, Inc.	14,243

		311,681

Ambulatory Health Care Services - 0.3%
286	Quest Diagnostics, Inc.	36,342

Apparel Manufacturing - 0.2%
420	V F Corp.	25,351

Beverage and Tobacco Product Manufacturing - 3.3%
3,757	Coca-Cola Co.	177,481
174	Molson Coors Brewing Co. Class B	6,529
1,281	PepsiCo, Inc.	176,342

		360,352

Building Material and Garden Equipment and Supplies Dealers - 3.4%
1,367	The Home Depot, Inc.	362,925

Chemical Manufacturing - 14.8%
2,358	Abbott Laboratories	237,309
2,363	AbbVie, Inc.	224,272
1,261	Amgen, Inc.	308,529
116	Clorox Co.	27,435
749	Colgate-Palmolive Co.	57,823
856	Ecolab, Inc.	160,140
287	International Flavors & Fragrances, Inc. (b)	36,148
315	Kimberly-Clark Corp.	47,893
2,276	Procter & Gamble Co.	298,429
554	Vertex Pharmaceuticals, Inc. (a)	150,688
157	West Pharmaceutical Services, Inc.	42,213

		1,590,879

Clothing and Clothing Accessories Stores - 0.2%
137	Tiffany & Co.	17,174

Computer and Electronic Product Manufacturing - 10.0%
665	Agilent Technologies, Inc.	64,060
4,744	Cisco Systems, Inc.	223,442
193	Cognex Corp.	12,906
1,603	HP, Inc.	28,181
183	IDEXX Laboratories, Inc. (a)	72,788
994	International Business Machines Corp.	122,202
1,857	Johnson Controls International PLC ADR (Ireland)	71,457
211	Keysight Technologies, Inc. (a)	21,077
684	NVIDIA Corp.	290,420
1,044	Texas Instruments, Inc.	133,162
279	Trimble, Inc. (a)	12,418
132	Waters Corp. (a)	28,136

		1,080,249

Credit Intermediation and Related Activities - 5.4%
2,369	American Express Co.	221,075
4,543	Citigroup, Inc.	227,196
686	Northern Trust Corp.	53,748
1,222	State Street Corp.	77,951

		579,970

Data Processing, Hosting and Related Services - 0.1%
1,445	Hewlett Packard Enterprise Co.	14,262

Electronics and Appliance Stores - 0.3%
292	Best Buy Co., Inc.	29,080

Fabricated Metal Product Manufacturing - 0.1%
709	Axalta Coating Systems Ltd. (a)	15,740

Food Manufacturing - 0.6%
132	Bunge Ltd.	5,734
167	Campbell Soup Co.	8,278
557	General Mills, Inc.	35,241
236	Kellogg Co.	16,282

		65,535

Insurance Carriers and Related Activities - 2.7%
337	Anthem, Inc.	92,271
1,739	Marsh & McLennan Companies, Inc.	202,767

		295,038

Machinery Manufacturing - 3.3%
1,027	Applied Materials, Inc.	66,067
1,168	Baker Hughes, a GE Co.	18,092
365	Cummins, Inc.	70,540
163	Lam Research Corp.	61,477
51	Mettler-Toledo International, Inc. (a)	47,685
579	Trane Technologies PLC (Ireland)	64,773
438	Xylem, Inc.	31,965

		360,599

Merchant Wholesalers, Durable Goods - 5.2%
1,400	3M Co.	210,658
1,395	Fastenal Co.	65,621
307	Henry Schein, Inc. (a)	21,100
1,732	Honeywell International, Inc.	258,709

		556,088

Miscellaneous Manufacturing - 3.8%
5,383	Amcor PLC (United Kingdom)	55,445
1,343	Edwards Lifesciences Corp. (a)	105,304
163	Hasbro, Inc.	11,860
1,793	Medtronic PLC ADR (Ireland)	172,989
310	ResMed, Inc.	62,778

		408,376

Nonmetallic Mineral Product Manufacturing - 0.2%
263	Owens Corning	15,904

Nonstore Retailers - 5.9%
190	Amazon.com, Inc. (a)	601,289
111	W.W. Grainger, Inc.	37,910

		639,199

Other Information Services - 4.7%
167	Alphabet, Inc. Class A (a)	248,488
171	Alphabet, Inc. Class C (a)	253,586

		502,074

Petroleum and Coal Products Manufacturing - 2.3%
2,097	Chevron Corp.	176,022
1,930	ConocoPhillips	72,163

		248,185

Professional, Scientific, and Technical Services - 0.1%
92	VMware, Inc. (a)	12,899

Publishing Industries (except Internet) - 10.4%
539	Adobe Systems, Inc. (a)	239,488
247	Autodesk, Inc. (a)	58,398
314	Cadence Design Systems, Inc. (a)	34,305
292	Intuit, Inc.	89,460
2,528	Microsoft Corp.	518,265
942	Salesforce.com, Inc. (a)	183,549

		1,123,465

Rail Transportation - 0.4%
233	Kansas City Southern Railway Co.	40,041

Real Estate - 2.2%
730	CBRE Group, Inc. Class A (a)	31,981
1,100	Healthpeak Properties, Inc.	30,019
1,609	Prologis, Inc.	169,621

		231,621

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.8%
225	Allegion PLC ADR (Ireland)	22,379
525	BlackRock, Inc.	301,880
2,705	Gilead Sciences, Inc.	188,079
814	T. Rowe Price Group, Inc.	112,413

		624,751

Support Activities for Mining - 0.2%
490	Hess Corp.	24,113

Support Activities for Transportation - 0.3%
413	Expeditors International of Washington, Inc.	34,903

Telecommunications - 3.1%
186	Equinix, Inc.	146,099
3,280	Verizon Communications, Inc.	188,535

		334,634

Utilities - 3.7%
698	AES Corp.	10,631
299	CMS Energy Corp.	19,190
352	Consolidated Edison, Inc.	27,044
348	Eversource Energy	31,344
1,024	Exelon Corp.	39,537

514	NextEra Energy, Inc.	144,280
532	Public Service Enterprise Group, Inc.	29,760
1,109	Southern Co.	60,562
553	Xcel Energy, Inc.	38,179

		400,527

	TOTAL COMMON STOCKS (Cost $9,960,696)	$10,351,558

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds -0.1%
6,923	Dreyfus Government Cash Management Institutional Shares, 0.17% (b)	$6,923

	TOTAL SHORT TERM INVESTMENTS (Cost $6,923)	$6,923

	TOTAL INVESTMENTS (Cost $9,967,619) - 96.1% (c)	$10,358,481
	Other Assets in Excess of Liabilities - 3.9%	418,385

	TOTAL NET ASSETS - 100.0%	$10,776,866

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,694,870.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI USA ESG Select ETF	0.4809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	2,828	$4,979,373	$(247,744)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
0.2809% representing 1 month LIBOR rate + spread	Total return of iShares MSCI USA ESG Select ETF	UBS Securities LLC	12/18/2020	2,296	$5,490,025	$173,112

Direxion NASDAQ-100® Equal Weighted Index Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 99.9%
Accommodation - 0.9%
30,687	Marriott International, Inc. Class A	$2,572,338

Administrative and Support Services - 1.8%
18,470	Automatic Data Processing, Inc.	2,454,847
1,691	Booking Holdings, Inc. (a)	2,810,662

		5,265,509

Apparel Manufacturing - 1.0%
9,255	Lululemon Athletica, Inc. (a)	3,013,335

Beverage and Tobacco Product Manufacturing - 2.0%
39,270	Monster Beverage Corp. (a)	3,081,910
20,964	PepsiCo, Inc.	2,885,904

		5,967,814

Broadcasting (except Internet) - 3.9%
5,128	Charter Communications, Inc. (a)	2,974,240
70,384	Comcast Corp. Class A	3,012,435
48,588	FOX Corp. Class A	1,252,113
49,461	FOX Corp. Class B	1,274,610
461,751	Sirius XM Holdings, Inc.	2,715,096

		11,228,494

Chemical Manufacturing - 8.2%
23,058	Alexion Pharmaceuticals, Inc. (a)	2,363,214
11,529	Amgen, Inc.	2,820,801
10,155	Biogen, Inc. (a)	2,789,477
22,173	BioMarin Pharmaceutical, Inc. (a)	2,656,547
7,462	Illumina, Inc. (a)	2,851,678
26,110	Incyte Corp. (a)	2,578,624
4,274	Regeneron Pharmaceuticals, Inc. (a)	2,701,467
16,197	Seattle Genetics, Inc. (a)	2,693,075
9,384	Vertex Pharmaceuticals, Inc. (a)	2,552,448

		24,007,331

Clothing and Clothing Accessories Stores - 0.9%
29,493	Ross Stores, Inc.	2,644,637

Computer and Electronic Product Manufacturing - 18.4%
50,747	Advanced Micro Devices, Inc. (a)	3,929,340
22,899	Analog Devices, Inc.	2,629,950
7,870	Apple, Inc.	3,345,065
9,090	Broadcom, Inc.	2,879,257
60,724	Cisco Systems, Inc.	2,860,100
8,746	IDEXX Laboratories, Inc. (a)	3,478,722
46,160	Intel Corp.	2,203,217
45,526	Maxim Integrated Products, Inc.	3,099,865
26,602	Microchip Technology, Inc.	2,706,221
54,142	Micron Technology, Inc. (a)	2,710,078
62,433	NetApp, Inc.	2,765,782
7,429	NVIDIA Corp.	3,154,279
23,468	NXP Semiconductors NV	2,758,194

30,987	Qualcomm, Inc.	3,272,537
21,610	Skyworks Solutions, Inc.	3,145,984
22,036	Texas Instruments, Inc.	2,810,692
61,997	Western Digital Corp.	2,672,071
28,823	Xilinx, Inc.	3,094,149

		53,515,503

Data Processing, Hosting and Related Services - 0.9%
27,507	Fiserv, Inc. (a)	2,744,924

Food Manufacturing - 2.0%
52,359	Mondelez International, Inc.	2,905,401
82,197	The Kraft Heinz Co.	2,825,933

		5,731,334

Food Services and Drinking Places - 1.0%
36,499	Starbucks Corp.	2,793,268

General Merchandise Stores - 2.0%
9,177	Costco Wholesale Corp.	2,987,389
30,989	Dollar Tree, Inc. (a)	2,892,823

		5,880,212

Health and Personal Care Stores - 1.7%
12,970	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,503,080
62,362	Walgreens Boots Alliance, Inc.	2,538,757

		5,041,837

Machinery Manufacturing - 3.1%
45,152	Applied Materials, Inc.	2,904,628
7,630	ASML Holding NV ADR (Netherlands)	2,698,884
8,730	Lam Research Corp.	3,292,607

		8,896,119

Management of Companies and Enterprises - 1.0%
105,847	Trip.com Group Ltd. ADR (China) (a)	2,879,038

Merchant Wholesalers, Durable Goods - 3.1%
32,603	Copart, Inc. (a)	3,040,230
66,178	Fastenal Co.	3,113,013
14,251	KLA-Tencor Corp.	2,847,777

		9,001,020

Miscellaneous Manufacturing - 3.2%
10,545	Align Technology, Inc. (a)	3,098,332
6,722	DexCom, Inc. (a)	2,927,700
4,684	Intuitive Surgical, Inc. (a)	3,210,601

		9,236,633

Motion Picture and Sound Recording Industries - 2.1%
6,065	Netflix, Inc. (a)	2,965,057
19,298	Take-Two Interactive Software, Inc. (a)	3,165,258

		6,130,315

Motor Vehicle and Parts Dealers - 1.1%
6,518	O’Reilly Automotive, Inc. (a)	3,111,563

Nonstore Retailers - 4.3%
1,029	Amazon.com, Inc. (a)	3,256,456
56,989	eBay, Inc.	3,150,352
46,931	JD.com, Inc. ADR (China) (a)	2,993,728
2,888	MercadoLibre, Inc. (a)	3,247,903

		12,648,439

Other Information Services - 3.9%
965	Alphabet, Inc. Class A (a)	1,435,872
961	Alphabet, Inc. Class C (a)	1,425,125
22,360	Baidu, Inc. ADR (China) (a)	2,669,784
59,400	Liberty Global PLC Class A (United Kingdom) (a)	1,390,257
60,537	Liberty Global PLC Class C (United Kingdom) (a)	1,377,822
6,660	NetEase.com, Inc. ADR (China)	3,053,077

		11,351,937

Performing Arts, Spectator Sports, and Related Industries - 2.0%
35,937	Activision Blizzard, Inc.	2,969,474
21,138	Electronic Arts, Inc. (a)	2,993,564

		5,963,038

Personal and Laundry Services - 1.1%
10,187	Cintas Corp.	3,075,150

Professional, Scientific, and Technical Services - 7.7%
23,531	CDW Corp.	2,735,479
37,607	Cerner Corp.	2,611,806
50,813	Cognizant Technology Solutions Corp. Class A	3,471,544
11,525	Facebook, Inc. (a)	2,923,547
28,832	Moderna, Inc. (a)(b)	2,136,451
37,204	Paychex, Inc.	2,675,712
13,407	VeriSign, Inc. (a)	2,837,994
16,761	Verisk Analytics, Inc. Class A	3,162,968

		22,555,501

Publishing Industries (except Internet) - 12.4%
6,430	Adobe Systems, Inc. (a)	2,856,978
9,773	ANSYS, Inc. (a)	3,035,494
11,572	Autodesk, Inc. (a)	2,735,968
29,946	Cadence Design Systems, Inc. (a)	3,271,600
25,572	Check Point Software Technologies Ltd. (a)	3,205,450
19,032	Citrix Systems, Inc.	2,717,008
17,048	DocuSign, Inc. (a)	3,696,518
9,611	Intuit, Inc.	2,944,522
14,102	Microsoft Corp.	2,891,051
14,704	Splunk, Inc. (a)	3,085,193
14,921	Synopsys, Inc. (a)	2,972,562
14,992	Workday, Inc. (a)	2,712,353

		36,124,697

Rail Transportation - 1.0%
40,477	CSX Corp.	2,887,629

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.8%
35,524	Gilead Sciences, Inc.	2,469,984

Support Activities for Transportation - 0.9%
33,537	Expedia, Inc.	2,716,832

Telecommunications - 3.1%
16,744	PayPal Holdings, Inc. (a)	3,282,996
25,744	T-Mobile US, Inc. (a)	2,764,391
11,303	Zoom Video Communications, Inc. (a)	2,869,945

		8,917,332

Transportation Equipment Manufacturing - 2.4%
36,713	Paccar, Inc.	3,123,542
2,750	Tesla Motors, Inc. (a)	3,934,590

		7,058,132

Utilities - 2.0%
73,329	Exelon Corp.	2,831,232
42,994	Xcel Energy, Inc.	2,968,306

		5,799,538

	TOTAL COMMON STOCKS (Cost $234,265,786)	$291,229,433

	TOTAL INVESTMENTS (Cost $234,265,786) - 99.9%	$291,229,433
	Other Assets in Excess of Liabilities - 0.1%	242,266

	TOTAL NET ASSETS - 100.0%	$291,471,699

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

ADR - American Depository Receipt

Direxion S&P 500® High minus Low Quality ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 96.5%
Administrative and Support Services - 7.1%
545	Automatic Data Processing, Inc.	$72,436
88	Booking Holdings, Inc. (a)	146,267
572	IHS Markit Ltd.	46,178
2,424	Visa, Inc. Class A	461,530

		726,411

Air Transportation - 0.2%
709	Southwest Airlines Co.	21,901

Beverage and Tobacco Product Manufacturing - 0.5%
617	Monster Beverage Corp. (a)	48,422

Chemical Manufacturing - 21.7%
2,741	Abbott Laboratories	275,854
343	Air Products & Chemicals, Inc.	98,314
369	Alexion Pharmaceuticals, Inc. (a)	37,819
947	Amgen, Inc.	231,702
351	Biogen, Inc. (a)	96,416
1,410	DuPont de Nemours, Inc.	75,407
257	Illumina, Inc. (a)	98,215
3,288	Johnson & Johnson	479,259
4,074	Merck & Co., Inc.	326,898
3,875	Procter & Gamble Co.	508,090

		2,227,974

Computer and Electronic Product Manufacturing - 23.4%
461	Analog Devices, Inc.	52,946
1,377	Apple, Inc.	585,280
7,945	Cisco Systems, Inc.	374,210
974	Danaher Corp.	198,501
6,139	Intel Corp.	293,014
1,464	Johnson Controls International PLC ADR (Ireland)	56,335
287	Keysight Technologies, Inc. (a)	28,668
557	Maxim Integrated Products, Inc.	37,926
332	NetApp, Inc.	14,708
1,141	NVIDIA Corp.	484,457
382	Seagate Technology PLC (Ireland)	17,274
241	Skyworks Solutions, Inc.	35,085
1,320	Texas Instruments, Inc.	168,366
474	Xilinx, Inc.	50,884

		2,397,654

Construction of Buildings - 0.4%
6	NVR, Inc. (a)	23,581
352	PulteGroup, Inc.	15,347

		38,928

Credit Intermediation and Related Activities - 0.8%
220	M&T Bank Corp.	23,309
1,306	Regions Financial Corp.	14,183
105	SVB Financial Group (a)	23,548
819	Synchrony Financial	18,125
242	Zions Bancorp	7,858

		87,023

Electrical Equipment, Appliance, and Component Manufacturing - 2.1%
231	A.O. Smith Corp.	11,120
554	Eaton Corp PLC ADR (Ireland)	51,594
867	Emerson Electric Co.	53,763
47	IPG Photonics Corp. (a)	8,414
238	Rockwell Automation, Inc.	51,917
443	TE Connectivity Ltd. (Switzerland)	39,458

		216,266

Food Manufacturing - 0.7%
282	Campbell Soup Co.	13,979
492	Hormel Foods Corp.	25,023
864	The Kraft Heinz Co.	29,704

		68,706

General Merchandise Stores - 2.1%
660	Costco Wholesale Corp.	214,850

Insurance Carriers and Related Activities - 0.8%
213	Humana, Inc.	83,592

Leather and Allied Product Manufacturing - 2.3%
2,394	NIKE, Inc. Class B	233,678

Machinery Manufacturing - 0.8%
228	Cummins, Inc.	44,063
112	IDEX Corp.	18,460
454	Ingersoll Rand, Inc. (a)	14,342
74	Snap-on, Inc.	10,794

		87,659

Materials - 1.9%
818	Linde PLC	200,500

Merchant Wholesalers, Durable Goods - 2.5%
311	Copart, Inc. (a)	29,001
844	Fastenal Co.	39,702
286	Henry Schein, Inc. (a)	19,657
1,046	Honeywell International, Inc.	156,241
79	Mohawk Industries, Inc. (a)	6,308
273	Xerox Corp.	4,545

		255,454

Merchant Wholesalers, Nondurable Goods - 1.7%
287	AmerisourceBergen Corp.	28,755
273	Brown Forman Corp. Class B	18,930
463	Illinois Tool Works, Inc.	85,650
259	McKesson Corp.	38,891

		172,226

Miscellaneous Manufacturing - 4.4%
63	Abiomed, Inc. (a)	18,896
106	Align Technology, Inc. (a)	31,145
342	Dentsply Sirona, Inc.	15,253
940	Edwards Lifesciences Corp. (a)	73,705
356	Estee Lauder Companies, Inc. Class A	70,324
2,110	Medtronic PLC ADR (Ireland)	203,573
136	STERIS PLC (Ireland)	21,710
79	The Cooper Companies, Inc.	22,352

		456,958

Nonstore Retailers - 0.7%
1,337	eBay, Inc.	73,909

Oil and Gas Extraction - 0.5%
656	Cabot Oil & Gas Corp.	12,267
789	EOG Resources, Inc.	36,965

		49,232

Performing Arts, Spectator Sports, and Related Industries - 1.0%
1,196	Activision Blizzard, Inc.	98,826

Petroleum and Coal Products Manufacturing - 2.4%
2,881	Chevron Corp.	241,831

Professional, Scientific, and Technical Services - 1.2%
494	Cerner Corp.	34,308
793	Cognizant Technology Solutions Corp. Class A	54,178
114	Jack Henry & Associates, Inc.	20,326
227	Jacobs Engineering Group, Inc.	19,375

		128,187

Publishing Industries (except Internet) - 11.4%
695	Adobe Systems, Inc. (a)	308,802
352	Intuit, Inc.	107,842
2,469	Microsoft Corp.	506,170
847	NortonLifeLock, Inc.	18,168
3,396	Oracle Corp.	188,308
193	Synopsys, Inc. (a)	38,450

		1,167,740

Real Estate - 0.5%
238	Public Storage	47,571
225	Vornado Realty Trust	7,767

		55,338

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.2%
210	Ameriprise Financial, Inc.	32,262
192	CBOE Holdings, Inc.	16,838
555	CME Group, Inc.	92,230
1,075	Dow, Inc.	44,140
833	IntercontinentalExchange, Inc.	80,618
181	Raymond James Financial, Inc.	12,576
331	T. Rowe Price Group, Inc.	45,711

		324,375

Support Activities for Agriculture and Forestry - 0.4%
1,465	Corteva, Inc.	41,840

Transportation Equipment Manufacturing - 1.5%
280	BorgWarner, Inc.	10,248
386	Lockheed Martin Corp.	146,282

		156,530

Truck Transportation - 0.3%
157	Old Dominion Freight Line, Inc.	28,703

	TOTAL COMMON STOCKS (Cost $9,460,936)	$9,904,713

SHORT TERM INVESTMENTS - 5.4%
Money Market Funds - 5.4%
550,968	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$550,968

	TOTAL SHORT TERM INVESTMENTS (Cost $550,968)	$550,968

	TOTAL INVESTMENTS (Cost $10,011,904) - 101.9% (c)	$10,455,681
	Liabilities in Excess of Other Assets - (1.9)%	(197,078)

	TOTAL NET ASSETS - 100.0%	$10,258,603

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,757,017.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Quality Index	0.4809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2020	3,724	$5,170,165	$334,655

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2809% representing 1 month LIBOR rate + spread	Total return of S&P 500® Quality - Lowest Quintile Index	UBS Securities LLC	12/7/2020	11,974	4,266,494	(886,531)

Direxion Work From Home ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 99.9%
Administrative and Support Services - 2.3%
9,128	Atlassian Corp. PLC (United Kingdom) (a)	$1,612,461

Computer and Electronic Product Manufacturing - 14.4%
141,236	Avaya Holdings Corp. (a)	1,788,048
4,906	Broadcom, Inc.	1,553,975
32,390	Cisco Systems, Inc.	1,525,569
13,554	Fortinet, Inc. (a)	1,874,518
10,106	International Business Machines Corp.	1,242,432
119,203	Plantronics, Inc	2,382,868

		10,367,410

Data Processing, Hosting and Related Services - 1.6%
112,778	Hewlett Packard Enterprise Co.	1,113,119

Nonstore Retailers - 2.9%
652	Amazon.com, Inc. (a)	2,063,371

Other Information Services - 2.0%
987	Alphabet, Inc. Class A (a)	1,468,607

Professional, Scientific, and Technical Services - 21.0%
22,574	Elastic NV (a)	2,171,393
7,001	Facebook, Inc. (a)	1,775,944
133,935	Infosys Ltd. (India) ADR	1,721,065
75,206	Nutanix, Inc. (a)	1,668,821
10,387	Okta, Inc. (a)	2,295,319
30,943	Perficient, Inc. (a)	1,213,275
11,541	Proofpoint, Inc. (a)	1,334,947
11,242	VMware, Inc. (a)(b)	1,576,241
353,723	Xunlei Ltd. ADR (a)	1,305,238

		15,062,243

Publishing Industries (except Internet) - 43.2%
3,779	Adobe Systems, Inc. (a)	1,679,085
97,471	Box, Inc. (a)	1,749,604
27,817	CrowdStrike Holdings, Inc. (a)	3,148,884
73,765	Dropbox, Inc. (a)	1,678,154
100,597	FireEye, Inc. (a)	1,519,015
241,792	Inseego Corp. (a)(b)	3,259,356
14,301	LogMein, Inc.	1,227,169
7,762	Microsoft Corp.	1,591,288
26,744	Oracle Corp.	1,482,956
7,568	Palto Alto Networks, Inc. (a)	1,936,802
64,190	Ping Identity Holding Corp. (a)	2,205,568
36,565	Progress Software Corp.	1,274,656
50,467	Slack Technologies, Inc. (a)	1,491,300
13,702	Twilio, Inc. (a)	3,801,209
43,036	Upland Software, Inc. (a)	1,481,299
8,389	Workday, Inc. (a)	1,517,738

		31,044,083

Telecommunications - 12.5%
84,127	8x8, Inc. (a)	1,337,619
80,543	Cincinnati Bell Inc. (a)	1,208,951
5,980	RingCentral, Inc. (a)	1,735,815
164,420	Vonage Holdings Corp. (a)	1,964,819
10,807	Zoom Video Communications, Inc. (a)	2,744,005

		8,991,209

	TOTAL COMMON STOCKS (Cost $67,798,427)	$71,722,503

SHORT TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%
3,381,588	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$3,381,588
	TOTAL SHORT TERM INVESTMENTS (Cost $3,381,588)	$3,381,588

	TOTAL INVESTMENTS (Cost $71,180,015) - 104.6%	$75,104,091
	Liabilities in Excess of Other Assets - (4.6)%	(3,315,749)

	TOTAL NET ASSETS - 100.0%	$71,788,342

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.

Direxion Zacks MLP High Income Index Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 97.8%
Chemical Manufacturing - 4.0%
90,930	Westlake Chemical Partners LP (a)	$1,738,581

Merchant Wholesalers, Nondurable Goods - 11.6%
127,231	CrossAmerica Partners LP (a)	1,893,197
110,994	Holly Energy Partners LP (a)	1,499,529
65,872	Sunoco LP (a)	1,634,943

		5,027,669

Nonstore Retailers - 8.3%
149,445	Crestwood Equity Partners LP (a)	2,166,953
105,820	Suburban Propane Partners LP (a)	1,403,173

		3,570,126

Oil and Gas Extraction - 11.5%
93,106	Enterprise Products Partners LP	1,638,666
93,532	Hess Midstream LP (a)	1,626,521
188,354	Western Midstream Partners LP	1,695,186

		4,960,373

Pipeline Transportation - 37.4%
142,915	BP Midstream Partners LP	1,557,774
179,662	DCP Midstream Partners LP (a)	2,057,130
83,372	Delek Logistics Partners LP (a)	2,426,125
194,635	Energy Transfer Equity LP	1,274,859
39,751	Magellan Midstream Partners LP	1,609,518
134,231	NuStar Energy LP	1,930,242
38,424	Phillips 66 Partners LP	1,068,187
185,155	Plains All American Pipeline, LP	1,414,584
111,296	Shell Midstream Partners LP	1,315,519
48,803	TC Pipelines LP	1,496,300

		16,150,238

Professional, Scientific, and Technical Services - 8.0%
47,226	Enviva Partners LP (a)	1,804,505
90,328	MPLX LP	1,650,293

		3,454,798

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
31,562	Icahn Enterprises LP (a)	1,572,103

Support Activities for Mining - 5.5%
204,109	USA Compression Partners LP (a)	2,355,418

Utilities - 4.4%
43,613	Brookfield Renewable Partners LP (a)	1,879,284

Water Transportation - 3.5%
115,299	KNOT Offshore Partners LP (a)	1,516,183

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $49,739,400)	$42,224,773

SHORT TERM INVESTMENTS - 21.5%
Money Market Funds - 21.5%
9,264,644	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)(c)	$9,264,644
	TOTAL SHORT TERM INVESTMENTS (Cost $9,264,644)	$9,264,644

	TOTAL INVESTMENTS (Cost $59,004,044) - 119.3%	$51,489,417
	Liabilities in Excess of Other Assets - (19.3)%	(8,322,742)

	TOTAL NET ASSETS - 100.0%	$43,166,675

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of this security represents an investment of securities lending collateral.

Direxion FTSE Russell International Over US ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 96.2%
183,974	Vanguard FTSE All-World ex-US ETF (a)	$9,103,034

	TOTAL INVESTMENT COMPANIES (Cost $8,834,481)	$9,103,034

SHORT TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
612,080	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$612,080

	TOTAL SHORT TERM INVESTMENTS (Cost $612,080)	$612,080

	TOTAL INVESTMENTS (Cost $9,446,561) - 102.7% (c)	$9,715,114
	Liabilities in Excess of Other Assets - (2.7)%	(249,693)

	TOTAL NET ASSETS - 100.0%	$9,465,421

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,636,836.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Vanguard FTSE All-World ex-US ETF	0.5109% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	102,974	$5,532,411	$(385,459)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3309% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Index	Credit Suisse Capital LLC	12/16/2020	2,606	$4,600,096	$(151,797)

Direxion FTSE Russell US Over International ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 95.2%
71,188	iShares Russell 1000 ETF (a)	$12,946,961

	TOTAL INVESTMENT COMPANIES (Cost $10,828,279)	$12,946,961

SHORT TERM INVESTMENTS - 9.1%
Money Market Funds - 9.1%
1,233,954	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$1,233,954

	TOTAL SHORT TERM INVESTMENTS (Cost $1,233,954)	$1,233,954

	TOTAL INVESTMENTS (Cost $12,062,233) - 104.3% (c)	$14,180,915
	Liabilities in Excess of Other Assets - (4.3)%	(587,840)

	TOTAL NET ASSETS - 100.0%	$13,593,075

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,016,093.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Index	0.5709% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	4,098	$7,221,018	242,272

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2809% representing 1 month LIBOR rate + spread	Total return of Vanguard FTSE All-World ex-US ETF	Credit Suisse Capital LLC	12/9/2020	137,360	$5,708,353	$(1,112,902)

Direxion MSCI Developed Over Emerging Markets ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 99.1%
105,801	iShares Core MSCI EAFE ETF (a)	$6,174,546

	TOTAL INVESTMENT COMPANIES (Cost $6,402,147)	$6,174,546

SHORT TERM INVESTMENTS - 13.3%
Money Market Funds - 13.3%
831,033	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$831,033

	TOTAL SHORT TERM INVESTMENTS (Cost $831,033)	$831,033

	TOTAL INVESTMENTS (Cost $7,233,180) - 112.4% (c)	$7,005,579
	Liabilities in Excess of Other Assets - (12.4)%	(771,871)

	TOTAL NET ASSETS - 100.0%	$6,233,708

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,368,863.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares Core MSCI EAFE ETF	0.5109% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	54,424	$3,397,073	$(179,696)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3109% representing 1 month LIBOR rate + spread	Total return of iShares Core MSCI Emerging Markets ETF	Credit Suisse Capital LLC	12/09/2020	60,277	$2,461,834	$(676,948)

Direxion MSCI Emerging Over Developed Markets ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 94.9%
194,908	iShares Core MSCI Emerging Markets ETF (a)	$10,078,692

	TOTAL INVESTMENT COMPANIES (Cost $9,997,595)	$10,078,692

SHORT TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
407,834	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$407,834

	TOTAL SHORT TERM INVESTMENTS (Cost $407,834)	$407,834

	TOTAL INVESTMENTS (Cost $10,405,429) - 98.7% (c)	$10,486,526
	Other Assets in Excess of Liabilities - 1.3%	131,781

	TOTAL NET ASSETS - 100.0%	$10,618,307

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,261,832.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares Core MSCI Emerging Markets ETF	0.5509% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	113,111	$5,888,071	$(35,401)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2709% representing 1 month LIBOR rate + spread	Total return of iShares Core MSCI EAFE ETF	Credit Suisse Capital LLC	12/11/2020	90,974	$5,087,241	$(253,950)

Direxion MSCI USA Cyclicals Over Defensives ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 93.3%
Accommodation - 0.3%
178	Hilton Worldwide Holdings, Inc.	$13,359
177	Marriott International, Inc. Class A	14,837
301	MGM Resorts International	4,843
26	Vail Resorts, Inc.	4,993

		38,032

Administrative and Support Services - 3.6%
408	Accenture PLC Class A ADR (Ireland)	91,710
278	Automatic Data Processing, Inc.	36,949
26	Booking Holdings, Inc. (a)	43,216
74	Broadridge Financial Solutions, Inc.	9,941
78	Equifax, Inc.	12,680
24	FactSet Research System, Inc.	8,311
55	FleetCor Technologies, Inc. (a)	14,221
57	Gartner, Inc. (a)	7,104
244	IHS Markit Ltd.	19,698
185	Iron Mountain, Inc.	5,215
108	Moody’s Corp.	30,381
74	Robert Half International, Inc.	3,764
95	Rollins, Inc.	4,978
121	TransUnion	10,838
1,097	Visa, Inc. Class A	208,869
273	Waste Management, Inc.	29,921

		537,796

Air Transportation - 0.0% (†)
103	Delta Air Lines, Inc.	2,572
93	Southwest Airlines Co.	2,873

		5,445

Amusement, Gambling, and Recreation Industries - 1.3%
193	Global Payments, Inc.	34,358
221	Las Vegas Sands Corp.	9,644
1,161	The Walt Disney Co.	135,767
62	Wynn Resorts Ltd.	4,491

		184,260

Apparel Manufacturing - 0.3%
80	Lululemon Athletica, Inc. (a)	26,047
31	Ralph Lauren Corp.	2,210
216	V F Corp.	13,038

		41,295

Broadcasting (except Internet) - 1.7%
215	Altice USA, Inc. (a)	5,803
3	Cable One, Inc.	5,468
94	Charter Communications, Inc. (a)	54,520
2,921	Comcast Corp. Class A	125,019
102	Discovery Communications, Inc. Class A (a)	2,152
217	Discovery Communications, Inc. Class C (a)	4,112
156	Dish Network Corp. (a)	5,009
222	FOX Corp. Class A	5,721
109	FOX Corp. Class B	2,809
16	Liberty Broadband Corp. (a)	2,160
69	Liberty Broadband Corp. (a)	9,472
60	Roku, Inc. (a)	9,293
709	Sirius XM Holdings, Inc.	4,169
361	ViacomCBS, Inc. Class B	9,411

		245,118

Building Material and Garden Equipment and Supplies Dealers - 1.8%
493	Lowe’s Companies, Inc.	73,413
701	The Home Depot, Inc.	186,108

		259,521

Chemical Manufacturing - 1.2%
142	Air Products & Chemicals, Inc.	40,702
68	Albemarle Corp.	5,607
77	Celanese Corp.	7,484
139	CF Industries Holdings, Inc.	4,355
475	DuPont de Nemours, Inc.	25,403
87	Eastman Chemical Co.	6,493
167	Ecolab, Inc.	31,242
83	FMC Corp.	8,802
55	International Flavors & Fragrances, Inc.	6,927
172	LyondellBasell Industries N.V. Class A ADR (Netherlands)	10,754
231	Mosaic Co.	3,112
152	PPG Industries, Inc.	16,363
83	RPM International, Inc.	6,772
99	Sealed Air Corp.	3,532

		177,548

Clothing and Clothing Accessories Stores - 0.5%
231	Ross Stores, Inc.	20,714
70	Tiffany & Co.	8,775
773	TJX Companies, Inc.	40,188

		69,677

Computer and Electronic Product Manufacturing - 17.3%
752	Advanced Micro Devices, Inc. (a)	58,227
147	AMETEK, Inc.	13,708
192	Amphenol Corp. Class A	20,306
237	Analog Devices, Inc.	27,219
2,813	Apple, Inc.	1,195,637
37	Arista Networks, Inc. (a)	9,611
257	Broadcom, Inc.	81,405
2,726	Cisco Systems, Inc.	128,395
111	Cognex Corp.	7,423
155	Dell Technologies, Inc. (a)	9,274
86	FLIR System, Inc.	3,583
94	Fortinet, Inc. (a)	13,000
194	Fortive Corp.	13,617
921	HP, Inc.	16,191
2,749	Intel Corp.	131,210
571	International Business Machines Corp.	70,199
491	Johnson Controls International PLC ADR (Ireland)	18,894
121	Keysight Technologies, Inc. (a)	12,087
142	L3 Harris Technologies, Inc.	23,903
431	Marvell Technology Group Ltd.	15,719
173	Maxim Integrated Products, Inc.	11,780
154	Microchip Technology, Inc.	15,666
714	Micron Technology, Inc. (a)	35,739
29	MongoDB, Inc. (a)	6,643
110	Motorola Solutions, Inc.	15,378
142	NetApp, Inc.	6,291
102	Northrop Grumman Corp.	33,151
393	NVIDIA Corp.	166,864
179	NXP Semiconductors NV	21,038
264	ON Semiconductor Corp. (a)	5,438
264	Otis Worldwide Corp.	16,563

74	Qorvo, Inc. (a)	9,483
735	Qualcomm, Inc.	77,623
974	Raytheon Technologies Corp.	55,206
68	Roper Technologies, Inc.	29,407
151	Seagate Technology PLC (Ireland)	6,828
101	Sensata Technologies Holdings PLC (a)	3,836
109	Skyworks Solutions, Inc.	15,868
108	Teradyne, Inc.	9,608
600	Texas Instruments, Inc.	76,530
160	Trimble, Inc. (a)	7,122
192	Western Digital Corp.	8,275
160	Xilinx, Inc.	17,176
35	Zebra Technologies Corp. Class A (a)	9,826

		2,530,947

Construction of Buildings - 0.3%
224	D.R. Horton, Inc.	14,820
177	Lennar Corp. Class A	12,806
2	NVR, Inc. (a)	7,860
174	PulteGroup, Inc.	7,586

		43,072

Couriers and Messengers - 0.6%
159	FedEx Corp.	26,775
451	United Parcel Service, Inc. Class B	64,385

		91,160

Credit Intermediation and Related Activities - 6.7%
241	Ally Financial, Inc.	4,844
442	American Express Co.	41,247
5,050	Bank of America Corp.	125,644
515	Bank of New York Mellon Corp.	18,463
294	Capital One Financial Corp.	18,757
1,354	Citigroup, Inc.	67,714
275	Citizens Financial Group, Inc.	6,823
91	Comerica, Inc.	3,505
198	Discover Financial Services	9,787
94	East West Bancorp, Inc.	3,258
396	Fidelity National Information Services, Inc.	57,939
456	Fifth Third Bancorp	9,056
110	First Republic Bank	12,373
655	Huntington Bancshares, Inc.	6,072
1,976	JPMorgan Chase & Co.	190,961
623	KeyCorp	7,482
84	M&T Bank Corp.	8,900
575	MasterCard, Inc. Class A	177,405
128	Northern Trust Corp.	10,029
286	People’s United Financial, Inc.	3,086
278	PNC Financial Services Group, Inc.	29,654
615	Regions Financial Corp.	6,679
34	Signature Bank	3,486
228	State Street Corp.	14,544
33	SVB Financial Group (a)	7,401
355	Synchrony Financial	7,856
863	Truist Financial Corp.	32,328
881	U.S. Bancorp	32,456
2,504	Wells Fargo & Co.	60,747
266	Western Union Co.	6,459
106	Zions Bancorp	3,442

		988,397

Data Processing, Hosting and Related Services - 0.5%
78	CDK Global, Inc.	3,546
25	CoStar Group, Inc. (a)	21,244
372	Fiserv, Inc. (a)	37,122
831	Hewlett Packard Enterprise Co.	8,202
145	Match Group, Inc. (a)	14,892

		85,006

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
87	A.O. Smith Corp.	4,188
491	Corning, Inc.	15,221
266	Eaton Corp PLC ADR (Ireland)	24,773
393	Emerson Electric Co.	24,370
24	IPG Photonics Corp. (a)	4,296
75	Rockwell Automation, Inc.	16,360
215	TE Connectivity Ltd. (Switzerland)	19,150
40	Whirlpool Corp.	6,525

		114,883

Electronics and Appliance Stores - 0.1%
150	Best Buy Co., Inc.	14,938

Fabricated Metal Product Manufacturing - 0.4%
136	Axalta Coating Systems Ltd. (a)	3,019
209	Ball Corp.	15,389
87	Crown Holdings, Inc. (a)	6,227
83	Parker Hannifin Corp.	14,850
108	Pentair PLC (Ireland)	4,628
99	Stanley Black & Decker, Inc.	15,179

		59,292

Food Services and Drinking Places - 1.5%
17	Chipotle Mexican Grill, Inc. (a)	19,638
83	Darden Restaurants, Inc.	6,300
25	Domino’s Pizza, Inc.	9,665
479	McDonald’s Corp.	93,060
755	Starbucks Corp.	57,780
41	Wayfair, Inc. (a)	10,910
193	Yum! Brands, Inc.	17,572

		214,925

Funds, Trusts, and Other Financial Vehicles - 0.1%
348	AGNC Investment Corp.	4,733
90	Carlyle Group, Inc.	2,562
92	Garmin Ltd. ADR (Switzerland)	9,070

		16,365

General Merchandise Stores - 0.7%
43	Burlington Stores, Inc. (a)	8,084
164	Dollar General Corp.	31,226
152	Dollar Tree, Inc. (a)	14,189
326	Target Corp.	41,037
75	Tractor Supply Co.	10,705

		105,241

Health and Personal Care Stores - 0.0% (†)
35	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	6,755

Insurance Carriers and Related Activities - 3.8%
441	Aflac, Inc.	15,686
9	Alleghany Corp.	4,701
204	Allstate Corp.	19,256
49	American Financial Group, Inc.	2,978
561	American International Group, Inc.	18,030
149	AON PLC	30,578
261	Arch Capital Group Ltd. (a)	8,026
121	Arthur J. Gallagher & Co.	13,006
38	Assurant, Inc.	4,084
92	Athene Holding Ltd. (a)	2,967
891	Berkshire Hathaway, Inc. Class B (a)	174,440
154	Brown & Brown, Inc.	7,002
291	Chubb Limited (Switzerland)	37,027
99	Cincinnati Financial Corp.	7,715
269	Equitable Holdings, Inc.	5,504
16	Erie Indemnity Co. Class A	3,362

26	Everest Re Group Ltd.	5,688
66	Globe Life, Inc.	5,254
230	Hartford Financial Services Group, Inc.	9,734
126	Lincoln National Corp.	4,696
166	Loews Corp.	6,044
9	Markel Corp. (a)	9,401
324	Marsh & McLennan Companies, Inc.	37,778
500	MetLife, Inc.	18,925
177	Principal Financial Group, Inc.	7,510
376	Progressive Corp.	33,968
255	Prudential Financial, Inc.	16,159
40	Reinsurance Group of America, Inc.	3,410
28	RenaissanceRe Holdings Ltd.	5,051
164	Travelers Companies, Inc.	18,765
85	Voya Financial, Inc.	4,199
94	W.R. Berkley Corp.	5,804
83	Willis Towers Watson PLC (Ireland)	17,431

		564,179

Leather and Allied Product Manufacturing - 0.5%
799	NIKE, Inc. Class B	77,990

Machinery Manufacturing - 1.9%
590	Applied Materials, Inc.	37,955
527	Carrier Global Corp.	14,355
354	Caterpillar, Inc.	47,039
97	Cummins, Inc.	18,746
192	Deere & Co.	33,852
5,619	General Electric Co.	34,107
49	IDEX Corp.	8,076
227	Ingersoll Rand, Inc. (a)	7,171
94	Lam Research Corp.	35,453
35	Nordson Corp.	6,777
33	Snap-on, Inc.	4,814
153	Trane Technologies PLC (Ireland)	17,116
116	Xylem, Inc.	8,466

		273,927

Materials - 0.6%
343	Linde PLC	84,073

Media & Entertainment - 0.0% (†)
51	IAC/InterActiveCorp (a)	6,753

Merchant Wholesalers, Durable Goods - 1.4%
370	3M Co.	55,674
52	Arrow Electronics, Inc. (a)	3,724
135	Copart, Inc. (a)	12,589
369	Fastenal Co.	17,358
90	Fortune Brands Home & Security, Inc.	6,885
104	HD Supply Holdings, Inc. (a)	3,650
458	Honeywell International, Inc.	68,412
26	Huntington Ingalls Industries, Inc.	4,516
101	KLA-Tencor Corp.	20,183
22	Lennox International, Inc.	5,899
188	LKQ Corp. (a)	5,300
39	Mohawk Industries, Inc. (a)	3,114
166	WestRock Co.	4,459

		211,763

Merchant Wholesalers, Nondurable Goods - 0.5%
205	Illinois Tool Works, Inc.	37,923
53	The Sherwin Williams Co.	34,340

		72,263

Mining (except Oil and Gas) - 0.4%
933	Freeport-McMoRan Copper & Gold, Inc.	12,054
40	Martin Marietta Materials, Inc.	8,287
519	Newmont Mining Corp.	35,915
85	Vulcan Materials Co.	9,981

		66,237

Miscellaneous Manufacturing - 0.2%
1,031	Amcor PLC (United Kingdom)	10,619
93	Dover Corp.	9,572
84	Hasbro, Inc.	6,112
147	Textron, Inc.	5,136

		31,439

Motion Picture and Sound Recording Industries - 1.0%
282	Netflix, Inc. (a)	137,864
73	Take-Two Interactive Software, Inc. (a)	11,974

		149,838

Motor Vehicle and Parts Dealers - 0.4%
45	Advance Auto Parts, Inc.	6,757
15	AutoZone, Inc. (a)	18,111
105	CarMax, Inc. (a)	10,182
48	O’Reilly Automotive, Inc. (a)	22,914

		57,964

Nonmetallic Mineral Product Manufacturing - 0.0% (†)
70	Owens Corning	4,233

Nonstore Retailers - 6.3%
272	Amazon.com, Inc. (a)	860,793
512	eBay, Inc.	28,303
29	MercadoLibre, Inc. (a)	32,614
29	W.W. Grainger, Inc.	9,905

		931,615

Other Information Services - 4.2%
193	Alphabet, Inc. Class A (a)	287,174
197	Alphabet, Inc. Class C (a)	292,143
105	Liberty Global PLC Class A (United Kingdom) (a)	2,458
268	Liberty Global PLC Class C (United Kingdom) (a)	6,100
234	Pinterest, Inc. (a)	8,024
503	Twitter, Inc. (a)	18,309

		614,208

Paper Manufacturing - 0.0% (†)
61	Packaging Corp of America	5,863

Performing Arts, Spectator Sports, and Related Industries - 0.5%
494	Activision Blizzard, Inc.	40,819
186	Electronic Arts, Inc. (a)	26,341
103	Live Nation Entertainment, Inc. (a)	4,822

		71,982

Personal and Laundry Services - 0.1%
57	Cintas Corp.	17,207

Plastics and Rubber Products Manufacturing - 0.1%
54	Avery Dennison Corp.	6,120
259	Newell Rubbermaid, Inc.	4,248

		10,368

Primary Metal Manufacturing - 0.1%
252	Howmet Aerospace, Inc.	3,725
194	Nucor Corp.	8,138
137	Steel Dynamics, Inc.	3,755

		15,618

Professional, Scientific, and Technical Services - 4.6%
90	Booz Allen Hamilton Holding Corp.	7,358
92	CDW Corp.	10,695
353	Cognizant Technology Solutions Corp. Class A	24,117
35	EPAM Systems, Inc. (a)	10,153
83	Extra Space Storage, Inc.	8,577
39	F5 Networks, Inc. (a)	5,300
1,547	Facebook, Inc. (a)	392,428
112	GoDaddy, Inc. (a)	7,871
239	International Paper Co.	8,315
249	Interpublic Group of Companies, Inc.	4,494
49	Jack Henry & Associates, Inc.	8,737
86	Jacobs Engineering Group, Inc.	7,340
212	Juniper Networks, Inc.	5,381
86	Leidos Holdings, Inc.	8,184
131	Liberty Media Corp.-Liberty Formula One, Class C (a)	4,643
56	Liberty Media Corp.-Liberty SeiriusXM, Class A (a)	1,948
112	Liberty Media Corp.-Liberty SeiriusXM, Class C (a)	3,919
229	Nielsen Holdings PLC	3,304
73	Okta, Inc. (a)	16,132
139	Omnicom Group, Inc.	7,469
207	Paychex, Inc.	14,887
122	ServiceNow, Inc. (a)	53,582
24	Teledyne Technologies, Inc. (a)	7,361
26	The Trade Desk, Inc. (a)	11,734
67	VeriSign, Inc. (a)	14,183
100	Verisk Analytics, Inc. Class A	18,871
53	VMware, Inc. (a)	7,431

		674,414

Publishing Industries (except Internet) - 11.6%
310	Adobe Systems, Inc. (a)	137,739
104	Akamai Technologies, Inc. (a)	11,694
55	ANSYS, Inc. (a)	17,083
141	Autodesk, Inc. (a)	33,337
48	Avalara, Inc. (a)	6,454
96	Black Knight, Inc. (a)	7,192
180	Cadence Design Systems, Inc. (a)	19,665
75	Citrix Systems, Inc.	10,707
43	Coupa Software, Inc. (a)	13,177
67	CrowdStrike Holdings, Inc. (a)	7,584
68	Datadog, Inc. (a)	6,383
110	DocuSign, Inc. (a)	23,851
158	Dropbox, Inc. (a)	3,595
99	Dynatrace, Inc. (a)	4,141
19	Fair Isaac Corp. (a)	8,345
53	Guidewire Software, Inc. (a)	6,236
167	Intuit, Inc.	51,164
4,645	Microsoft Corp.	952,271
250	News Corp. Class A	3,180
367	NortonLifeLock, Inc.	7,872
1,443	Oracle Corp.	80,014
64	Palto Alto Networks, Inc. (a)	16,379
32	Paycom Software, Inc. (a)	9,100
71	PTC, Inc. (a)	6,075
542	Salesforce.com, Inc. (a)	105,609
198	Slack Technologies, Inc. (a)	5,851
562	Snap, Inc. (a)	12,600
100	Splunk, Inc. (a)	20,982
228	Square, Inc. (a)	29,606
148	SS&C Technologies Holdings, Inc.	8,510
97	Synopsys, Inc. (a)	19,324
76	Twilio, Inc. (a)	21,084
25	Tyler Technologies, Inc. (a)	8,931
107	Workday, Inc. (a)	19,358

		1,695,093

Rail Transportation - 1.1%
497	CSX Corp.	35,456
62	Kansas City Southern Railway Co.	10,655
166	Norfolk Southern Corp.	31,907
444	Union Pacific Corp.	76,967

		154,985

Real Estate - 3.0%
79	Alexandria Real Estate Equities, Inc.	14,026
285	American Tower Corp.	74,496
919	Annaly Capital Management, Inc.	6,810
90	AvalonBay Communities, Inc.	13,781
95	Boston Properties, Inc.	8,464
63	Camden Property Trust	5,721
215	CBRE Group, Inc. Class A (a)	9,419
169	Digital Realty Trust, Inc.	27,131
237	Duke Realty Corp.	9,525
111	Equity Lifestyle Properties, Inc.	7,584
239	Equity Residential	12,818
43	Essex Property Trust, Inc.	9,492
46	Federal Realty Investment Trust	3,510
325	Healthpeak Properties, Inc.	8,869
454	Host Hotels & Resorts, Inc.	4,894
348	Invitation Homes, Inc.	10,377
33	Jones Lang LaSalle, Inc.	3,264
335	Medical Properties Trust, Inc.	6,744
73	Mid-America Apartment Communities, Inc.	8,701
110	National Retail Properties, Inc.	3,899
146	Omega Healthcare Investors, Inc.	4,727
475	Prologis, Inc.	50,074
101	Public Storage	20,188
215	Realty Income Corp.	12,911
108	Regency Centers Corp.	4,431
197	Simon Property Group, Inc.	12,283
60	Sun Communities, Inc.	8,996
189	UDR, Inc.	6,842
240	Ventas, Inc.	9,206
693	VEREIT, Inc.	4,511
301	VICI Properties, Inc.	6,535
104	Vornado Realty Trust	3,590
264	Welltower, Inc.	14,140
479	Weyerhaeuser Co.	13,321
111	WP Carey, Inc.	7,922
90	Zillow Group, Inc. Class C (a)	6,155

		435,357

Rental and Leasing Services - 0.1%
6	AMERCO	1,906
48	United Rentals, Inc. (a)	7,458

		9,364

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.3%
60	Allegion PLC ADR (Ireland)	5,968
79	Ameriprise Financial, Inc.	12,137
111	Apollo Global Management, Inc.	5,450
146	Aramark Corp.	3,083

98	BlackRock, Inc.	56,351
71	CBOE Holdings, Inc.	6,227
744	Charles Schwab Corp.	24,664
230	CME Group, Inc.	38,221
477	Dow, Inc.	19,586
142	E*TRADE Financial Corp.	7,209
179	FNF Group	5,792
192	Franklin Resources, Inc.	4,042
211	Goldman Sachs Group, Inc.	41,770
356	IntercontinentalExchange, Inc.	34,454
248	Invesco Ltd.	2,490
323	KKR & Co., Inc. (b)	11,424
24	MarketAxess Holdings, Inc.	12,401
771	Morgan Stanley	37,686
55	MSCI, Inc. Class A	20,679
74	NASDAQ OMX Group, Inc.	9,717
81	Raymond James Financial, Inc.	5,628
157	S&P Global, Inc.	54,989
82	SEI Investments Co.	4,291
152	T. Rowe Price Group, Inc.	20,991
174	TD Ameritrade Holding Corp.	6,245
433	The Blackstone Group, Inc.	23,070
53	Tradeweb Markets Inc.	2,866

		477,431

Support Activities for Agriculture and Forestry - 0.1%
482	Corteva, Inc.	13,766

Support Activities for Transportation - 0.2%
87	C.H. Robinson Worldwide, Inc.	8,154
86	Expedia, Inc.	6,967
109	Expeditors International of Washington, Inc.	9,211
59	XPO Logistics, Inc. (a)	4,426

		28,758

Telecommunications - 4.2%
4,611	AT&T, Inc.	136,393
596	CenturyLink, Inc.	5,751
267	Crown Castle International Corp.	44,509
55	Equinix, Inc.	43,201
716	PayPal Holdings, Inc. (a)	140,386
46	RingCentral, Inc. (a)	13,353
72	SBA Communications Corp.	22,431
352	T-Mobile US, Inc. (a)	37,798
2,659	Verizon Communications, Inc.	152,839
70	Zoom Video Communications, Inc. (a)	17,774

		614,435

Transit and Ground Passenger Transportation - 0.1%
611	Uber Technologies, Inc. (a)	18,489

Transportation Equipment Manufacturing - 2.6%
164	Aptiv PLC ADR (Ireland)	12,751
53	Autoliv, Inc.	3,447
344	Boeing Co.	54,352
133	BorgWarner, Inc.	4,868
2,503	Ford Motor Co.	16,545
158	General Dynamics Corp.	23,185
827	General Motors Co.	20,584
47	HEICO Corp.	3,598
28	HEICO Corp. Class A	2,691
37	Lear Corp.	4,084
163	Lockheed Martin Corp.	61,772
223	Paccar, Inc.	18,973
95	Tesla Motors, Inc. (a)	135,922
33	TransDigm Group, Inc.	14,242
117	Wabtec Corp.	7,276

		384,290

Truck Transportation - 0.1%
55	J.B. Hunt Transport Services, Inc.	7,117
82	Knight-Swift Transportation Holdings, Inc. Class A	3,566
61	Old Dominion Freight Line, Inc.	11,152

		21,835

Waste Management and Remediation Services - 0.2%
144	Republic Services, Inc.	12,564
170	Waste Connections, Inc. (Canada)	17,403

		29,967

Water Transportation - 0.1%
304	Carnival Corp. (b)	4,219
114	Royal Caribbean Cruises Ltd. ADR (Liberia)	5,553

		9,772

Wholesale Electronic Markets and Agents and Brokers - 0.1%
93	Genuine Parts Co.	8,384

Wood Product Manufacturing - 0.1%
179	Masco Corp.	10,232

	TOTAL COMMON STOCKS (Cost $11,056,326)	$13,683,765

SHORT TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
12,925	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$12,925
232,459	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	232,459

	TOTAL SHORT TERM INVESTMENTS (Cost $245,384)	$245,384

	TOTAL INVESTMENTS (Cost $11,301,710) - 95.0% (e)	$13,929,149
	Other Assets in Excess of Liabilities - 5.0%	734,747

	TOTAL NET ASSETS - 100.0%	$14,663,896

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,905,108.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI USA Cyclical Sectors Index	0.5809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,845	$7,515,843	$808,644

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2909% representing 1 month LIBOR rate + spread	Total return of MSCI USA Defensive Sectors Index	Credit Suisse Capital LLC	12/11/2020	3,570	$6,967,392	$(403,074)

Direxion MSCI USA Defensives Over Cyclicals ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 96.3%
Administrative and Support Services - 0.2%
65	Teladoc Health, Inc. (a)	$15,446

Ambulatory Health Care Services - 0.5%
81	DaVita, Inc. (a)	7,078
90	Laboratory Corp. of America Holdings (a)	17,363
123	Quest Diagnostics, Inc.	15,630

		40,071

Beverage and Tobacco Product Manufacturing - 8.2%
1,723	Altria Group, Inc.	70,901
3,780	Coca-Cola Co.	178,567
155	Constellation Brands, Inc. Class A	27,621
326	Keurig Dr Pepper Inc.	9,972
176	Molson Coors Brewing Co. Class B	6,604
374	Monster Beverage Corp. (a)	29,352
1,289	PepsiCo, Inc.	177,444
1,443	Philip Morris International, Inc.	110,837

		611,298

Chemical Manufacturing - 31.8%
1,635	Abbott Laboratories	164,546
1,638	AbbVie, Inc.	155,463
206	Alexion Pharmaceuticals, Inc. (a)	21,113
104	Alnylam Pharmaceuticals, Inc. (a)	15,159
547	Amgen, Inc.	133,834
162	Biogen, Inc. (a)	44,500
167	BioMarin Pharmaceutical, Inc. (a)	20,008
2,095	Bristol-Myers Squibb Co.	122,893
145	Catalent, Inc. (a)	12,664
228	Church & Dwight Co., Inc.	21,963
116	Clorox Co.	27,435
754	Colgate-Palmolive Co.	58,209
370	Elanco Animal Health, Inc. (a)	8,743
799	Eli Lilly & Co.	120,082
136	Illumina, Inc. (a)	51,974
170	Incyte Corp. (a)	16,789
123	Ionis Pharmaceuticals, Inc. (a)	7,080
52	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	5,629
2,443	Johnson & Johnson	356,092
317	Kimberly-Clark Corp.	48,197
2,353	Merck & Co., Inc.	188,805
479	Mylan NV (a)	7,717
81	Neurocrine Biosciences, Inc. (a)	9,749
126	Perrigo Co. PLC ADR (Ireland)	6,681
5,134	Pfizer, Inc.	197,556
2,291	Procter & Gamble Co.	300,396
92	Regeneron Pharmaceuticals, Inc. (a)	58,150
69	Sarepta Therapeutics, Inc. (a)	10,593
112	Seattle Genetics, Inc. (a)	18,622
241	Vertex Pharmaceuticals, Inc. (a)	65,552
69	West Pharmaceutical Services, Inc.	18,552
440	Zoetis, Inc.	66,739

		2,361,485

Computer and Electronic Product Manufacturing - 5.5%
289	Agilent Technologies, Inc.	27,839
21	Bio-Rad Laboratories, Inc. Class A (a)	11,023
581	Danaher Corp.	118,408
244	Hologic, Inc. (a)	17,026
80	IDEXX Laboratories, Inc. (a)	31,820
47	Masimo Corp. (a)	10,346
104	PerkinElmer, Inc.	12,367
370	Thermo Fisher Scientific, Inc.	153,161
85	Varian Medical Systems, Inc. (a)	12,131
57	Waters Corp. (a)	12,150

		406,271

Construction of Buildings - 0.1%
399	Avantor, Inc. (a)	8,810

Food and Beverage Stores - 0.4%
743	Kroger Co.	25,849

Food Manufacturing - 3.8%
518	Archer-Daniels-Midland Co.	22,186
132	Bunge Ltd.	5,734
168	Campbell Soup Co.	8,328
560	General Mills, Inc.	35,431
272	Hormel Foods Corp.	13,834
63	Ingredion, Inc.	5,449
238	Kellogg Co.	16,420
135	Lamb Weston Holdings, Inc.	8,111
115	McCormick & Co, Inc.	22,413
1,328	Mondelez International, Inc.	73,691
138	The Hershey Co.	20,066
105	The J.M. Smucker Co.	11,482
624	The Kraft Heinz Co.	21,453
273	Tyson Foods, Inc. Class A	16,776

		281,374

General Merchandise Stores - 4.1%
410	Costco Wholesale Corp.	133,467
1,315	Wal-Mart Stores, Inc.	170,161

		303,628

Health and Personal Care Stores - 1.4%
1,209	CVS Health Corp.	76,094
698	Walgreens Boots Alliance Inc.	28,416

		104,510

Hospitals - 0.5%
251	HCA Healthcare, Inc.	31,787
74	Universal Health Services, Inc. Class B	8,132

		39,919

Insurance Carriers and Related Activities - 6.5%
234	Anthem, Inc.	64,069
544	Centene Corp. (a)	35,496
346	Cigna Corp.	59,751
122	Humana, Inc.	47,879
58	Molina Healthcare, Inc. (a)	10,713
880	UnitedHealth Group, Inc.	266,446

		484,354

Machinery Manufacturing - 0.5%
606	Baker Hughes, a GE Co.	9,387
22	Mettler-Toledo International, Inc. (a)	20,570
358	National Oilwell Varco, Inc.	4,121

		34,078

Merchant Wholesalers, Durable Goods - 0.1%
134	Henry Schein, Inc. (a)	9,210

Merchant Wholesalers, Nondurable Goods - 1.5%
143	AmerisourceBergen Corp.	14,327
286	Brown Forman Corp. Class B	19,831
271	Cardinal Health, Inc.	14,802
451	ConAgra Brands, Inc.	16,890
150	McKesson Corp.	22,524
448	Sysco Corp.	23,677

		112,051

Miscellaneous Manufacturing - 9.3%
41	Abiomed, Inc. (a)	12,298
68	Align Technology, Inc. (a)	19,980
474	Baxter International, Inc.	40,944
251	Becton, Dickinson & Co.	70,616
1,296	Boston Scientific Corp. (a)	49,987
206	Dentsply Sirona, Inc.	9,188
86	DexCom, Inc. (a)	37,456
580	Edwards Lifesciences Corp. (a)	45,478
206	Estee Lauder Companies, Inc. Class A	40,693
58	Insulet Corp. (a)	11,795
108	Intuitive Surgical, Inc. (a)	74,027
1,244	Medtronic PLC ADR (Ireland)	120,021
135	ResMed, Inc.	27,339
79	STERIS PLC (Ireland)	12,611
313	Stryker Corp.	60,503
43	Teleflex, Inc.	16,043
45	The Cooper Companies, Inc.	12,732
192	Zimmer Biomet Holdings, Inc.	25,893

		687,604

Oil and Gas Extraction - 1.1%
370	Cabot Oil & Gas Corp.	6,919
183	Concho Resources, Inc.	9,615
540	EOG Resources, Inc.	25,299
829	Occidental Petroleum Corp.	13,048
408	Phillips 66	25,304

		80,185

Petroleum and Coal Products Manufacturing - 5.4%
1,743	Chevron Corp.	146,307
1,003	ConocoPhillips	37,502
3,926	Exxon Mobil Corp.	165,206
142	HollyFrontier Corp.	3,905
603	Marathon Petroleum Corp.	23,035
379	Valero Energy Corp.	21,311

		397,266

Pipeline Transportation - 0.3%
1,124	Williams Companies, Inc.	21,502

Professional, Scientific, and Technical Services - 1.1%
289	Cerner Corp.	20,071
137	Exact Sciences Corp. (a)	12,981
179	IQVIA Holdings, Inc. (a)	28,352
253	Moderna, Inc. (a)(b)	18,747

		80,151

Publishing Industries (except Internet) - 0.4%
122	Veeva Systems, Inc. (a)	32,277

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
1,172	Gilead Sciences, Inc.	81,489

Support Activities for Mining - 0.9%
146	Diamondback Energy, Inc.	5,820
816	Halliburton Co.	11,693
254	Hess Corp.	12,499
153	Pioneer Natural Resources Co.	14,829
1,287	Schlumberger Ltd. (a)	23,346

		68,187

Utilities - 11.6%
616	AES Corp.	9,382
227	Alliant Energy Corp.	12,224
228	Ameren Corp.	18,295
458	American Electric Power Co., Inc.	39,791
168	American Water Works Co., Inc.	24,741
114	Atmos Energy Corp.	12,083
466	CenterPoint Energy, Inc.	8,859
212	Cheniere Energy, Inc. (a)	10,490
264	CMS Energy Corp.	16,944
309	Consolidated Edison, Inc.	23,741
778	Dominion Energy, Inc.	63,041
178	DTE Energy Co.	20,582
681	Duke Energy Corp.	57,708
337	Edison International	18,761
185	Entergy Corp.	19,449
207	Essential Utilities, Inc.	9,387
212	Evergy, Inc.	13,744
306	Eversource Energy	27,561
904	Exelon Corp.	34,903
502	FirstEnergy Corp.	14,558
1,891	Kinder Morgan, Inc.	26,663
453	NextEra Energy, Inc.	127,157
355	NiSource, Inc.	8,680
229	NRG Energy, Inc.	7,743
186	OGE Energy Corp.	6,119
379	ONEOK, Inc.	10,578
105	Pinnacle West Capital Corp.	8,723
712	PPL Corp.	18,953
468	Public Service Enterprise Group, Inc.	26,180
271	Sempra Energy	33,729
978	Southern Co.	53,409
194	UGI Corp.	6,468
407	Vistra Energy Corp.	7,595
293	WEC Energy Group, Inc.	27,911
486	Xcel Energy, Inc.	33,553

		859,705

	TOTAL COMMON STOCKS (Cost $6,851,329)	$7,146,720

WARRANTS - 0.0% (†)
Oil and Gas Extraction - 0.0% (†)
103	Occidental Petroleum Corp. (a)
	Expiration: 08/03/2027 Exercise Price: 22.00	$577

	TOTAL WARRANTS (Cost $–)	$577

SHORT TERM INVESTMENTS - 13.9%
Money Market Funds - 13.9%
1,032,243	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	$1,032,243

	TOTAL SHORT TERM INVESTMENTS (Cost $1,032,243)	$1,032,243

	TOTAL INVESTMENTS (Cost $7,883,572) - 110.2% (d)	$8,179,540
	Liabilities in Excess of Other Assets - (10.2)%	(758,162)

	TOTAL NET ASSETS - 100.0%	$7,421,378

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,295,126.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of MSCI USA Defensive Sectors Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	1,941	$4,033,897	$(22,820)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3309% representing 1 month LIBOR rate + spread	Total return of MSCI USA Cyclical Sectors Index	Credit Suisse Capital LLC	12/9/2020	1,270	$2,800,706	$(921,101)

Direxion Russell 1000® Growth Over Value ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 94.2%
123,666	iShares Russell 1000 Growth ETF (a)(b)	$25,584,022

	TOTAL INVESTMENT COMPANIES (Cost $21,560,435)	$25,584,022

SHORT TERM INVESTMENTS - 27.9%
Money Market Funds - 27.9%
7,499,775	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$7,499,775
79,309	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	79,309

	TOTAL SHORT TERM INVESTMENTS (Cost $7,579,084)	$7,579,084

	TOTAL INVESTMENTS (Cost $29,139,519) - 122.1% (e)	$33,163,106
	Liabilities in Excess of Other Assets - (22.1)%	(6,014,948)

	TOTAL NET ASSETS - 100.0%	$27,148,158

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,640,185.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Growth Index	0.5509% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/09/2020	7,276	$13,256,400	$1,883,316

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3309% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Value Index	Credit Suisse Capital LLC	12/09/2020	11,758	$12,275,613	$(1,364,648)

Direxion Russell 1000® Value Over Growth ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 97.1%
182,404	iShares Russell 1000 Value ETF (a)	$21,364,980

	TOTAL INVESTMENT COMPANIES (Cost $21,446,208)	$21,364,980

SHORT TERM INVESTMENTS - 10.7%
Money Market Funds - 10.7%
2,360,929	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$2,360,929

	TOTAL SHORT TERM INVESTMENTS (Cost $2,360,929)	$2,360,929

	TOTAL INVESTMENTS (Cost $23,807,137) - 107.8% (c)	$23,725,909
	Liabilities in Excess of Other Assets - (7.8)%	(1,728,980)

	TOTAL NET ASSETS - 100.0%	$21,996,929

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,702,118.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 1000® Value Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/9/2020	10,075	12,160,835	(471,145)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3309% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Growth Index	Credit Suisse Capital LLC	12/17/2020	5,286	9,170,738	(1,832,114)

Direxion Russell Large Over Small Cap ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 94.8%
45,240	iShares Russell 1000 ETF (a)	$8,227,798

	TOTAL INVESTMENT COMPANIES (Cost $7,271,295)	$8,227,798

SHORT TERM INVESTMENTS - 8.1%
Money Market Funds - 8.1%
702,911	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$702,911

	TOTAL SHORT TERM INVESTMENTS (Cost $702,911)	$702,911

	TOTAL INVESTMENTS (Cost $7,974,206) - 102.9% (c)	$8,930,709
	Liabilities in Excess of Other Assets - (2.9)%	(254,854)

	TOTAL NET ASSETS - 100.0%	$8,675,855

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,705,039.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Index	0.5709% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,636	$4,513,078	$288,162

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0509% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse Capital LLC	12/9/2020	2,930	$3,421,792	$(926,591)

Direxion Russell Small Over Large Cap ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 95.0%
22,140	iShares Russell 2000 ETF (a)(b)	$3,262,550

	TOTAL INVESTMENT COMPANIES (Cost $3,175,074)	$3,262,550

SHORT TERM INVESTMENTS - 45.8%
Money Market Funds - 45.8%
1,228,902	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$1,228,902
344,167	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	344,167
	TOTAL SHORT TERM INVESTMENTS (Cost $1,573,069)	$1,573,069

	TOTAL INVESTMENTS (Cost $4,748,143) - 140.8% (e)	$4,835,619
	Liabilities in Excess of Other Assets - (40.8)%	(1,402,655)

	TOTAL NET ASSETS - 100.0%	$3,432,964

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,824,546.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	0.2609% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	1/11/2021	1,275	$1,998,707	$(108,301)

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3309% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Index	Credit Suisse Capital LLC	12/11/2020	945	$1,516,822	$(205,275)

PortfolioPlus Developed Markets ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 99.3%
25,798	Vanguard FTSE Developed Markets ETF (a)(b)	$1,027,018

	TOTAL INVESTMENT COMPANIES (Cost $889,626)	$1,027,018

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
7,468	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	$7,468

	TOTAL SHORT TERM INVESTMENTS (Cost $7,468)	$7,468

	TOTAL INVESTMENTS (Cost $897,094) - 100.0% (d)	$1,034,486
	Liabilities in Excess of Other Assets - (0.0)% (†)	(315)

	TOTAL NET ASSETS - 100.0%	$1,034,171

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $909,682.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Vanguard FTSE Developed Markets ETF	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	9,272	$372,559	$(2,244)

PortfolioPlus Emerging Markets ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 99.1%
39,548	Schwab Emerging Markets Equity ETF (a)	$1,043,672

	TOTAL INVESTMENT COMPANIES (Cost $849,767)	$1,043,672

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
796	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$796

	TOTAL SHORT TERM INVESTMENTS (Cost $796)	$796

	TOTAL INVESTMENTS (Cost $850,563) - 99.2% (c)	$1,044,468
	Other Assets in Excess of Liabilities - 0.8%	9,033

	TOTAL NET ASSETS - 100.0%	$1,053,501

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $195,792.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Schwab Emerging Markets ETF	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	14,345	$378,490	$(85)

PortfolioPlus S&P 500® ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 99.3%
73,956	iShares Core S&P 500 ETF (a)	$24,244,256

	TOTAL INVESTMENT COMPANIES (Cost $19,265,944)	$24,244,256

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
45,071	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$45,071
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	5

	TOTAL SHORT TERM INVESTMENTS (Cost $45,076)	$45,076

	TOTAL INVESTMENTS (Cost $19,311,020) - 99.5% (c)	$24,289,332
	Other Assets in Excess of Liabilities - 0.5%	117,286

	TOTAL NET ASSETS - 100.0%	$24,406,618

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,761,691.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.3109% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2020	2,592	$7,190,747	$1,317,001
Total return of S&P 500® Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	69	224,998	741

					$7,415,745	$1,317,742

PortfolioPlus S&P® Mid Cap ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 96.2%
5,907	iShares Core S&P Mid-Cap ETF (a)	$1,098,289

	TOTAL INVESTMENT COMPANIES (Cost $1,012,271)	$1,098,289

SHORT TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
7,448	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	$7,448

	TOTAL SHORT TERM INVESTMENTS (Cost $7,448)	$7,448

	TOTAL INVESTMENTS (Cost $1,019,719) - 96.9% (c)	$1,105,737
	Other Assets in Excess of Liabilities - 3.1%	35,611

	TOTAL NET ASSETS - 100.0%	$1,141,348

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $961,641.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	237	$428,410	$13,825

PortfolioPlus S&P® Small Cap ETF

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 98.7%
82,977	iShares Core S&P Small-Cap ETF (a)	$5,908,792

	TOTAL INVESTMENT COMPANIES (Cost $6,258,344)	$5,908,792

SHORT TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
54	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$54
19,305	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	19,305

	TOTAL SHORT TERM INVESTMENTS (Cost $19,359)	$19,359

	TOTAL INVESTMENTS (Cost $6,277,703) - 99.0% (c)	$5,928,151
	Other Assets in Excess of Liabilities - 1.0%	57,053

	TOTAL NET ASSETS - 100.0%	$5,985,204

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,557,859.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P SmallCap 600® Index	0.4309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	2,282	$1,607,170	$372,221
Total return of S&P SmallCap 600® Index	0.5809% representing 1 month LIBOR rate + spread	Citibank N.A.	5/27/2021	227	196,276	205

					$1,803,446	$372,426

Direxion Daily CSI 300 China A Share Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.6%
Money Market Funds - 37.6%
4,449,446	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$4,449,446
1,315,433	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	1,315,433

	TOTAL SHORT TERM INVESTMENTS (Cost $5,764,879) (b)	$5,764,879

	TOTAL INVESTMENTS (Cost $5,764,879) - 37.6%	$5,764,879
	Other Assets in Excess of Liabilities - 62.4%	9,565,815

	TOTAL NET ASSETS - 100.0%	$15,330,694

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,764,879.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
(2.0133)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/3/2020	170,828	$4,840,132	$(938,135)
(1.3691)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/10/2020	40,018	1,115,411	(245,535)
(7.9191) representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse Capital LLC	12/17/2020	63,830	2,128,620	(29,569)
(3.3191)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	5/19/2021	67,340	1,781,641	(504,859)
(3.3191)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	6/16/2021	112,095	3,059,985	(744,345)

					$12,925,789	$(2,462,443)

Direxion Daily S&P 500® Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
50,494,791	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	$50,494,791

	TOTAL SHORT TERM INVESTMENTS (Cost $50,494,791) (b)	$50,494,791

	TOTAL INVESTMENTS (Cost $50,494,791) - 28.6%	$50,494,791
	Other Assets in Excess of Liabilities - 71.4%	126,358,854

	TOTAL NET ASSETS - 100.0%	$176,853,645

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,494,791.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3009% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/11/2020	54,065	$159,702,833	$(17,551,963)

Direxion Daily 20+ Year Treasury Bear 1X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
500,407	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	$500,407
	TOTAL SHORT TERM INVESTMENTS (Cost $500,407) (b)	$500,407

	TOTAL INVESTMENTS (Cost $500,407) - 37.3%	$500,407

	Other Assets in Excess of Liabilities - 62.7%	842,646

	TOTAL NET ASSETS - 100.0%	$1,343,053

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $500,407.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0809% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/10/2020	3,844	$625,166	$(34,250)
0.1309% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/17/2020	4,010	631,462	(55,566)

					$1,256,628	$(89,816)

Direxion Daily CSI 300 China A Share Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 23.4%
858,558	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)(b)	$28,984,918

	TOTAL INVESTMENT COMPANIES (Cost $29,138,674)	$28,984,918

SHORT TERM INVESTMENTS - 48.2%
Money Market Funds - 48.2%
39,095,296	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$39,095,296
20,490,785	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	20,490,785

	TOTAL SHORT TERM INVESTMENTS (Cost $59,586,081)	$59,586,081

	TOTAL INVESTMENTS (Cost $88,724,755) - 71.6% (e)	$88,570,999
	Other Assets in Excess of Liabilities - 28.4%	35,156,207

	TOTAL NET ASSETS - 100.0%	$123,727,206

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $43,467,713.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3191%) representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	312,941	$8,753,730	$1,851,009
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3191%) representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	24,303	659,958	164,340
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8133%) representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	1,217,091	33,406,422	7,762,331
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(0.0691%) representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	250,000	7,035,000	1,444,422
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.0191%) representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2020	931,477	25,986,374	5,701,793
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(7.3291%) representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	2,015,211	69,623,435	(1,333,939)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3191)% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	94,789	2,473,265	731,359
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3191)% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	553,702	14,796,398	3,961,118
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3191)% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	876,936	23,875,236	5,854,864
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(2.3191)% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	194,836	5,419,896	1,183,755

					$192,029,714	$27,321,052

Direxion Daily CSI China Internet Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 44.4%
381,403	KraneShares CSI China Internet ETF (a)(b)	$25,561,629

	TOTAL INVESTMENT COMPANIES (Cost $21,956,226)	$25,561,629

SHORT TERM INVESTMENTS - 34.7%
Money Market Funds - 34.7%
14,947,660	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$14,947,660
5,000,525	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	5,000,525

	TOTAL SHORT TERM INVESTMENTS (Cost $19,948,185)	$19,948,185

	TOTAL INVESTMENTS (Cost $41,904,411) - 79.1% (e)	$45,509,814
	Other Assets in Excess of Liabilities - 20.9%	12,014,156

	TOTAL NET ASSETS - 100.0%	$57,523,970

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,438,486.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	0.1809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	630,371	$29,379,660	$12,823,229
Total return of KraneShares CSI China Internet ETF	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	248,135	16,827,332	(202,300)
Total return of KraneShares CSI China Internet ETF	(0.8191)% representing 1 month LIBOR rate + spread	BNP Paribas	12/15/2021	354,226	19,576,862	4,188,857
Total return of KraneShares CSI China Internet ETF	(0.8191)% representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	102,499	6,052,176	823,749

					$71,836,030	$17,633,535

Direxion Daily S&P 500® Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 97.5%
51,769	iShares Core S&P 500 ETF (a)	$16,970,914

	TOTAL INVESTMENT COMPANIES (Cost $13,987,788)	$16,970,914

SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
5	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$5
70,831	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	70,831

	TOTAL SHORT TERM INVESTMENTS (Cost $70,836)	$70,836

	TOTAL INVESTMENTS (Cost $14,058,624) - 97.9% (c)	$17,041,750
	Other Assets in Excess of Liabilities - 2.1%	357,703

	TOTAL NET ASSETS - 100.0%	$17,399,453

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,886,780.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	4,458	$12,761,335	$1,863,938
Total return of S&P 500® Index	0.3109% representing 1 month LIBOR rate + spread	UBS Securities LLC	5/26/2021	992	3,182,593	63,816

					$15,943,928	$1,927,754

Direxion Daily Small Cap Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 93.9%
15,048	iShares Russell 2000 ETF (a)(b)	$2,217,473

	TOTAL INVESTMENT COMPANIES (Cost $2,291,231)	$2,217,473

SHORT TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
118,767	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	$118,767

	TOTAL SHORT TERM INVESTMENTS (Cost $118,767)	$118,767

	TOTAL INVESTMENTS (Cost $2,409,998) - 98.9% (d)	$2,336,240
	Other Assets in Excess of Liabilities - 1.1%	25,288

	TOTAL NET ASSETS - 100.0%	$2,361,528

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,429,829.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 2000® Index	0.3809% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	211	$314,093	$(1,736)
Total return of Russell 2000® Index	0.2609% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	1,481	2,133,761	60,783

					$2,447,854	$59,047

Direxion Daily MSCI Brazil Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 59.5%
3,701,871	iShares MSCI Brazil Capped ETF (a)(b)	$120,458,882

	TOTAL INVESTMENT COMPANIES (Cost $103,694,063)	$120,458,882

SHORT TERM INVESTMENTS - 45.5%
Money Market Funds - 45.5%
71,283,821	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$71,283,821
20,696,303	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	20,696,303

	TOTAL SHORT TERM INVESTMENTS (Cost $91,980,124)	$91,980,124

	TOTAL INVESTMENTS (Cost $195,674,187) - 105.0% (e)	$212,439,006
	Liabilities in Excess of Other Assets - (5.0)%	(10,129,461)

	TOTAL NET ASSETS - 100.0%	$202,309,545

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $64,315,622.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	0.9809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	1,830,471	$46,603,843	$13,434,100
Total return of iShares MSCI Brazil Capped ETF	0.5809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	3,481,663	108,389,686	4,869,651
Total return of iShares MSCI Brazil Capped ETF	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	465,750	12,193,335	3,090,347
Total return of iShares MSCI Brazil Capped ETF	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	2,337,666	56,461,595	20,318,952
Total return of iShares MSCI Brazil Capped ETF	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	617,292	14,640,384	5,643,799

					$238,288,843	$47,356,849

Direxion Daily Russia Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 40.6%
1,229,013	VanEck VectorsTM Russia ETF (a)	$26,915,385

	TOTAL INVESTMENT COMPANIES (Cost $25,117,720)	$26,915,385

SHORT TERM INVESTMENTS - 27.2%
Money Market Funds - 27.2%
14,638,072	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$14,638,072
3,385,009	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	3,385,009

	TOTAL SHORT TERM INVESTMENTS (Cost $18,023,081)	$18,023,081

	TOTAL INVESTMENTS (Cost $43,140,801) - 67.8% (c)	$44,938,466
	Other Assets in Excess of Liabilities - 32.2%	21,311,039

	TOTAL NET ASSETS - 100.0%	$66,249,505

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,837,921.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck VectorsTM Russia ETF	0.6868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	334,279	$5,514,427	$1,787,452
Total return of VanEck VectorsTM Russia ETF	0.2809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	871,428	18,956,739	124,641
Total return of VanEck VectorsTM Russia ETF	0.6809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	1,694,641	32,379,239	4,646,022
Total return of VanEck VectorsTM Russia ETF	0.6609% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	846,979	15,722,381	2,784,333
Total return of VanEck VectorsTM Russia ETF	0.6609% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	1,073,859	20,068,138	3,406,880

					$92,640,924	$12,749,328

Direxion Daily Energy Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 65.3%
Machinery Manufacturing - 1.9%
245,044	Baker Hughes, a GE Co.	3,795,732
145,232	National Oilwell Varco, Inc.	1,671,620
157,336	TechnipFMC PLC	1,263,408

		6,730,760

Oil and Gas Extraction - 11.1%
141,188	Apache Corp.	2,167,236
149,107	Cabot Oil & Gas Corp.	2,788,301
73,574	Concho Resources, Inc.	3,865,578
143,153	Devon Energy Corp.	1,501,675
217,742	EOG Resources, Inc.	10,201,213
295,630	Marathon Oil Corp.	1,623,009
179,433	Noble Energy, Inc.	1,792,535
336,676	Occidental Petroleum Corp.	5,299,280
155,523	Phillips 66	9,645,536

		38,884,363

Petroleum and Coal Products Manufacturing - 37.9%
625,977	Chevron Corp.	52,544,509
258,744	ConocoPhillips	9,674,438
1,226,087	Exxon Mobil Corp.	51,593,741
55,713	HollyFrontier Corp.	1,532,108
243,258	Marathon Petroleum Corp.	9,292,456
152,506	Valero Energy Corp.	8,575,412

		133,212,664

Pipeline Transportation - 2.5%
453,826	Williams Companies, Inc.	8,681,691

Support Activities for Mining - 7.7%
59,047	Diamondback Energy, Inc.	2,353,613
328,173	Halliburton Co.	4,702,719
97,669	Hess Corp.	4,806,292
61,676	Pioneer Natural Resources Co.	5,977,638
519,156	Schlumberger Ltd. (a)	9,417,490

		27,257,752

Utilities - 4.2%
727,535	Kinder Morgan, Inc.	10,258,244
164,554	ONEOK, Inc.	4,592,702

		14,850,946

	TOTAL COMMON STOCKS (Cost $233,400,530)	$229,618,176

WARRANTS - 0.1%
Oil and Gas Extraction - 0.1%
42,921	Occidental Petroleum Corp. (a)
	Expiration: 08/03/2027 Exercise Price: 22.00	$240,358

	TOTAL WARRANTS (Cost $–)	$240,358

SHORT TERM INVESTMENTS - 33.3%
Money Market Funds - 33.3%
50,018,792	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$50,018,792
67,113,177	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	67,113,177

	TOTAL SHORT TERM INVESTMENTS (Cost $117,131,969)	$117,131,969

	TOTAL INVESTMENTS (Cost $350,532,499) - 98.6% (c)	$346,990,503
	Other Assets in Excess of Liabilities - 1.4%	4,849,677

	TOTAL NET ASSETS - 100.0%	$351,840,180

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $127,623,205.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	0.4609% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	470,454	$149,612,875	$30,022,667
Total return of Energy Select Sector Index	0.6209% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	325,819	128,635,557	(5,794,840)
Total return of Energy Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	258,122	105,985,932	(8,566,603)
Total return of Energy Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	7/8/2021	204,468	82,737,194	(5,628,891)

					$466,971,558	$10,032,333

Direxion Daily Energy Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 52.0%
Money Market Funds - 52.0%
8,449,877	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$8,449,877
5,368,382	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	5,368,382

	TOTAL SHORT TERM INVESTMENTS (Cost $13,818,259) (b)	$13,818,259

	TOTAL INVESTMENTS (Cost $13,818,259) - 52.0%	$13,818,259
	Other Assets in Excess of Liabilities - 48.0%	12,752,210

	TOTAL NET ASSETS - 100.0%	$26,570,469

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,818,259.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1909% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/9/2020	42,357	$14,858,466	$(1,177,706)
0.3309% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse Capital LLC	12/10/2020	38,903	15,042,820	379,306
0.1809% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	BNP Paribas	6/16/2021	35,259	14,163,877	852,922
0.1809% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	J.P. Morgan	7/12/2021	24,669	9,015,674	(290,440)

					$53,080,837	$(235,918)

Direxion Daily Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 23.7%
6,808,252	VanEck Vectors™ Gold Miners ETF (a)	$292,346,341

	TOTAL INVESTMENT COMPANIES (Cost $281,821,183)	$292,346,341

SHORT TERM INVESTMENTS - 23.4%
Money Market Funds - 23.4%
124,614,080	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$124,614,080
163,233,381	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	163,233,381

	TOTAL SHORT TERM INVESTMENTS (Cost $287,847,461)	$287,847,461

	TOTAL INVESTMENTS (Cost $569,668,644) - 47.1% (c)	$580,193,802
	Other Assets in Excess of Liabilities - 52.9%	651,389,912

	TOTAL NET ASSETS - 100.0%	$1,231,583,714

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $416,913,250.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of VanEck Vectors® Gold Miners ETF	0.7868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	6,547,478	$172,300,466	$108,123,766
Total return of VanEck Vectors® Gold Miners ETF	0.9009% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	8,076,971	252,022,092	94,172,378
Total return of VanEck Vectors® Gold Miners ETF	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2020	5,247,005	215,689,830	9,565,532
Total return of VanEck Vectors® Gold Miners ETF	1.0309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	10,340,963	299,370,879	143,544,755
Total return of VanEck Vectors® Gold Miners ETF	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	12/9/2020	5,372,151	183,930,567	46,373,319
Total return of VanEck Vectors® Gold Miners ETF	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	12/9/2020	400,000	17,181,153	(5,153)
Total return of VanEck Vectors® Gold Miners ETF	1.2709% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	14,571,037	488,874,749	135,252,676

					$1,629,369,736	$537,027,273

Direxion Daily Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.0%
Money Market Funds - 69.0%
48,608,269	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$48,608,269
39,568,256	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	39,568,256

	TOTAL SHORT TERM INVESTMENTS (Cost $88,176,525) (b)	$88,176,525

	TOTAL INVESTMENTS (Cost $88,176,525) - 69.0%	$88,176,525
	Other Assets in Excess of Liabilities - 31.0%	39,696,067

	TOTAL NET ASSETS - 100.0%	$127,872,592

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $88,176,525.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.7309% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse Capital LLC	12/9/2020	526,888	$17,185,692	$(5,423,051)
0.5868% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/9/2020	236,788	4,498,972	(5,653,336)
0.2609% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/9/2020	1,616,191	56,583,268	(12,774,602)
0.5209% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	12/9/2020	1,273,376	46,984,102	(7,663,505)
0.4109% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/11/2020	2,062,038	83,524,714	(5,011,920)
0.1309% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	J.P. Morgan	4/16/2021	240,963	5,124,514	(5,214,836)

					$213,901,262	$(41,741,250)

Direxion Daily Junior Gold Miners Index Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 26.4%
3,724,241	VanEck VectorsTM Junior Gold Miners ETF (a)	$225,093,126

	TOTAL INVESTMENT COMPANIES (Cost $217,427,832)	$225,093,126

SHORT TERM INVESTMENTS - 26.9%
Money Market Funds - 26.9%
120,017,467	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$120,017,467
109,355,660	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	109,355,660

	TOTAL SHORT TERM INVESTMENTS (Cost $229,373,127)	$229,373,127

	TOTAL INVESTMENTS (Cost $446,800,959) - 53.3% (c)	$454,466,253
	Other Assets in Excess of Liabilities - 46.7%	399,285,743

	TOTAL NET ASSETS - 100.0%	$853,751,996

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $255,226,821.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.0809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	4,393,504	$248,988,894	$16,481,520
Total return of VanEck VectorsTM Junior Gold Miners ETF	1.2209% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	4,562,846	203,444,981	71,849,638
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9909% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	6,803,675	261,861,290	148,436,388
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9809% representing 1 month LIBOR rate + spread	J.P. Morgan	2/26/2021	2,052,157	77,913,486	45,882,111
Total return of VanEck VectorsTM Junior Gold Miners ETF	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	6,715,038	269,127,581	135,918,155

					$1,061,336,232	$418,567,812

Direxion Daily Junior Gold Miners Index Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.7%
Money Market Funds - 79.7%
31,899,543	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$31,899,543
38,782,516	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	38,782,516

	TOTAL SHORT TERM INVESTMENTS (Cost $70,682,059) (b)	$70,682,059

	TOTAL INVESTMENTS (Cost $70,682,059) - 79.7%	$70,682,059
	Other Assets in Excess of Liabilities - 20.3%	18,006,176

	TOTAL NET ASSETS - 100.0%	$88,688,235

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $70,682,059.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.7309% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse Capital LLC	12/9/2020	820,481	$37,991,319	$(11,568,097)
(1.1691%) representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/9/2020	595,538	35,363,828	(633,590)
0.4609% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/11/2020	767,251	30,956,960	(15,369,305)
0.5209% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	4/21/2021	4,505	168,526	(104,314)
0.5209% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	5/19/2021	447,121	17,476,362	(9,517,896)
0.5209% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	6/16/2021	300,000	13,187,043	(4,934,894)

					$135,144,038	$(42,128,096)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 38.0%
3,393,604	SPDR® S&P® Oil & Gas Exploration & Production ETF (a)	$174,329,437

	TOTAL INVESTMENT COMPANIES (Cost $181,274,488)	$174,329,437

SHORT TERM INVESTMENTS - 66.1%
Money Market Funds - 66.1%
218,454,744	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$218,454,744
84,636,392	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	84,636,392

	TOTAL SHORT TERM INVESTMENTS (Cost $303,091,136)	$303,091,136

	TOTAL INVESTMENTS (Cost $484,365,624) - 104.1% (c)	$477,420,573
	Liabilities in Excess of Other Assets - (4.1)%	(18,959,712)

	TOTAL NET ASSETS - 100.0%	$458,460,861

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $424,010,722.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.3868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	81,481	$207,652,451	$(47,925,659)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.3309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	122,747	316,543,349	(75,896,021)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.4309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	81,646	159,527,831	505,206
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6109% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	51,108	103,810,431	(3,663,232)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	42,000	115,001,460	(32,716,895)

					$902,535,522	$(159,696,601)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 60.2%
Money Market Funds - 60.2%
16,552,519	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$16,552,519
15,582,418	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	15,582,418

	TOTAL SHORT TERM INVESTMENTS (Cost $32,134,937) (b)	$32,134,937

	TOTAL INVESTMENTS (Cost $32,134,937) - 60.2%	$32,134,937
	Other Assets in Excess of Liabilities - 39.8%	21,237,486

	TOTAL NET ASSETS - 100.0%	$53,372,423

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,134,937.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.1868% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Bank of America Merrill Lynch	12/9/2020	11,598	$13,833,472	$(9,005,594)
(0.2391)% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/9/2020	11,893	27,102,864	3,760,801
0.3309% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse Capital LLC	12/11/2020	11,620	24,992,050	2,210,701
(0.2191)% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	J.P. Morgan	4/30/2021	19,367	37,311,575	(653,317)

					$103,239,961	$(3,687,409)

Direxion Daily Mid Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 75.2%
182,972	iShares Core S&P Mid-Cap ETF (a)	$34,019,984

	TOTAL INVESTMENT COMPANIES (Cost $29,919,774)	$34,019,984

SHORT TERM INVESTMENTS - 17.4%
Money Market Funds - 17.4%
7,590,555	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$7,590,555
274,167	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	274,167

	TOTAL SHORT TERM INVESTMENTS (Cost $7,864,722)	$7,864,722

	TOTAL INVESTMENTS (Cost $37,784,496) - 92.6% (c)	$41,884,706
	Other Assets in Excess of Liabilities - 7.4%	3,384,341

	TOTAL NET ASSETS - 100.0%	$45,269,047

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,753,596.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	0.4868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	17,214	$30,753,915	$1,387,458
Total return of S&P MidCap 400® Index	0.4809% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	19,753	31,777,906	5,134,289
Total return of S&P MidCap 400® Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	13,748	25,084,295	546,814
Total return of S&P MidCap 400® Index	0.5309% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	1,796	2,594,949	761,659
Total return of S&P MidCap 400® Index	0.5309% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	2,099	3,422,165	500,003

					$93,633,230	$8,330,223

Direxion Daily S&P 500® Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 67.9%
2,974,285	iShares Core S&P 500 ETF (a)	$975,030,109

	TOTAL INVESTMENT COMPANIES (Cost $887,877,001)	$975,030,109

SHORT TERM INVESTMENTS - 15.6%
Money Market Funds - 15.6%
172,681,875	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$172,681,875
51,743,659	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	51,743,659

	TOTAL SHORT TERM INVESTMENTS (Cost $224,425,534)	$224,425,534

	TOTAL INVESTMENTS (Cost $1,112,302,535) - 83.5% (c)	$1,199,455,643
	Other Assets in Excess of Liabilities - 16.5%	236,941,210

	TOTAL NET ASSETS - 100.0%	$1,436,396,853

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,189,840,846.

Long Total Return Swap Contracts (Unaudited)
July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	0.5568% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	218,906	$605,223,866	$113,111,619
Total return of S&P 500® Index	0.3109% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	284,231	929,753,709	12,433
Total return of S&P 500® Index	0.5309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	110,322	338,246,739	23,166,408
Total return of S&P 500® Index	0.6309% representing 1 month LIBOR rate + spread	BNP Paribas	12/9/2020	77,522	203,074,506	51,315,126
Total return of S&P 500® Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	98,486	308,597,526	13,761,005
Total return of S&P 500® Index	0.4309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	229,809	729,951,390	22,581,928

					$3,114,847,736	$223,948,519

Direxion Daily S&P 500® Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 87.4%
Money Market Funds - 87.4%
474,191,645	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$474,191,645
315,817,456	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	315,817,456
	TOTAL SHORT TERM INVESTMENTS (Cost $790,009,101) (b)	$790,009,101

	TOTAL INVESTMENTS (Cost $790,009,101) - 87.4%	$790,009,101

	Other Assets in Excess of Liabilities - 12.6%	113,681,777

	TOTAL NET ASSETS - 100.0%	$903,690,878

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $790,009,101.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3009% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse Capital LLC	12/9/2020	151,079	$473,865,736	$(20,679,848)
0.3568% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/9/2020	206,354	552,596,942	(124,682,716)
0.0709% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/9/2020	70,833	213,893,025	(18,127,173)
0.2809% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	J.P. Morgan	12/9/2020	168,201	523,456,417	(27,368,058)
0.2309% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/11/2020	92,347	285,947,761	(16,419,237)
0.1809% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	4/21/2021	55,000	151,023,924	(29,610,438)
0.1809% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	5/19/2021	60,000	170,579,611	(26,404,992)
0.1809% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	BNP Paribas	6/16/2021	25,000	75,029,984	(6,888,363)

					$2,446,393,400	$(270,180,825)

Direxion Daily Small Cap Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 60.2%
4,175,755	iShares Russell 2000 ETF (a)(b)	$615,339,256

	TOTAL INVESTMENT COMPANIES (Cost $615,604,472)	$615,339,256

SHORT TERM INVESTMENTS - 41.8%
Money Market Funds - 41.8%
256,480,854	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$256,480,854
170,881,902	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	170,881,902
	TOTAL SHORT TERM INVESTMENTS (Cost $427,362,756)	$427,362,756

	TOTAL INVESTMENTS (Cost $1,042,967,228) - 102.0% (e)	$1,042,702,012

	Liabilities in Excess of Other Assets - (2.0)%	(21,141,238)

	TOTAL NET ASSETS - 100.0%	$1,021,560,774

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $526,921,381.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	0.4368% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	208,372	$306,835,129	$1,657,546
Total return of Russell 2000® Index	0.3109% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	295,462	357,925,610	80,408,931
Total return of Russell 2000® Index	0.2609% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	189,444	207,468,535	73,799,422
Total return of Russell 2000® Index	0.3809% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	510,900	647,865,365	110,101,358
Total return of Russell 2000® Index	0.4809% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	261,311	306,894,195	80,637,850
Total return of Russell 2000® Index	0.4809% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	32,905	39,547,975	9,248,218
Total return of Russell 2000® Index	0.4809% representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	156,129	222,949,890	8,315,227

					$2,089,486,699	$364,168,552

Direxion Daily Small Cap Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 90.2%
Money Market Funds - 90.2%
281,866,443	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$281,866,443
289,243,351	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	289,243,351

	TOTAL SHORT TERM INVESTMENTS (Cost $571,109,794) (b)	$571,109,794

	TOTAL INVESTMENTS (Cost $571,109,794) - 90.2%	$571,109,794
	Other Assets in Excess of Liabilities-9.8%	61,701,474

	TOTAL NET ASSETS - 100.0%	$632,811,268

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2020.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $571,109,794.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0509% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse Capital LLC	12/9/2020	186,839	$200,788,231	$(76,643,549)
0.1309% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/9/2020	325,188	443,583,926	(38,411,331)
(0.0691)% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/9/2020	249,551	345,582,375	(24,261,710)
0.2368% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/10/2020	151,208	221,838,969	(2,035,212)
0.2809% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	4/21/2021	64,430	76,665,609	(18,925,228)
0.2809% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	5/19/2021	105,000	129,645,975	(26,130,063)
0.1809% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	J.P. Morgan	6/1/2021	95,132	133,566,039	(7,447,503)
0.2809% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	7/21/2021	105,000	149,644,193	(5,824,274)

					$1,701,315,317	$(199,678,870)

Direxion Daily FTSE China Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 55.0%
3,644,618	iShares China Large - Cap ETF (a)(b)	$150,777,847

	TOTAL INVESTMENT COMPANIES (Cost $148,212,238)	$150,777,847

SHORT TERM INVESTMENTS - 75.2%
Money Market Funds - 75.2%
156,935,330	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$156,935,330
49,430,131	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	49,430,131

	TOTAL SHORT TERM INVESTMENTS (Cost $206,365,461)	$206,365,461

	TOTAL INVESTMENTS (Cost $354,577,699) - 130.2% (e)	$357,143,308
	Liabilities in Excess of Other Assets - (30.2)%	(82,885,779)

	TOTAL NET ASSETS - 100.0%	$274,257,529

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $175,353,045.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares China Large-Cap ETF	0.6809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	4,185,854	$158,727,765	$15,178,455
Total return of iShares China Large-Cap ETF	0.6868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2020	3,158,083	134,720,380	(3,717,625)
Total return of iShares China Large-Cap ETF	0.4809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	5,262,105	234,169,222	(16,537,217)
Total return of iShares China Large-Cap ETF	0.5309% representing 1 month LIBOR rate + spread	BNP Paribas	3/17/2021	610,018	26,156,702	(842,924)
Total return of iShares China Large-Cap ETF	0.5309% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	1,499,424	57,230,458	5,186,457
Total return of iShares China Large-Cap ETF	0.5309% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	1,528,183	61,394,707	2,271,315

					$672,399,234	$1,538,461

Direxion Daily FTSE China Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.5%
Money Market Funds - 73.5%
26,632,922	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$26,632,922
17,966,336	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	17,966,336

	TOTAL SHORT TERM INVESTMENTS (Cost $44,599,258) (b)	$44,599,258

	TOTAL INVESTMENTS (Cost $44,599,258) - 73.5%	$44,599,258
	Other Assets in Excess of Liabilities - 26.5%	16,106,482

	TOTAL NET ASSETS - 100.0%	$60,705,740

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,599,258.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.4868% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Bank of America Merrill Lynch	12/3/2020	1,648,453	$65,032,328	$(3,419,188)
0.1309% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse Capital LLC	12/8/2020	2,003,797	84,287,226	1,397,045
0.0309% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/9/2020	750,058	27,643,749	(3,619,928)

					$176,963,303	$(5,642,071)

Direxion Daily FTSE Europe Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 45.8%
151,097	Vanguard FTSE Europe ETF (a)(b)	$7,882,730

	TOTAL INVESTMENT COMPANIES (Cost $7,356,583)	$7,882,730

SHORT TERM INVESTMENTS - 50.3%
Money Market Funds - 50.3%
4,065,317	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$4,065,317
4,581,820	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	4,581,820
	TOTAL SHORT TERM INVESTMENTS (Cost $8,647,137)	$8,647,137

	TOTAL INVESTMENTS (Cost $16,003,720) - 96.1% (e)	$16,529,867
	Other Assets in Excess of Liabilities - 3.9%	664,205

	TOTAL NET ASSETS - 100.0%	$17,194,072

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,929,499.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	1.1309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	290,898	$14,318,664	$909,740
Total return of Vanguard FTSE Europe ETF	0.4309% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	171,230	6,914,392	2,078,187
Total return of Vanguard FTSE Europe ETF	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	7/2/2021	375,543	19,709,458	(91,844)

					$40,942,514	$2,896,083

Direxion Daily Latin America Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 40.6%
452,021	iShares Latin America 40 ETF (a)	$10,568,251

	TOTAL INVESTMENT COMPANIES (Cost $9,115,993)	$10,568,251

SHORT TERM INVESTMENTS - 37.2%
Money Market Funds - 37.2%
1,979,911	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$1,979,911
7,702,533	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	7,702,533

	TOTAL SHORT TERM INVESTMENTS (Cost $9,682,444)	$9,682,444

	TOTAL INVESTMENTS (Cost $18,798,437) - 77.8% (c)	$20,250,695
	Other Assets in Excess of Liabilities - 22.2%	5,796,151

	TOTAL NET ASSETS - 100.0%	$26,046,846

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,617,635.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	1,236,340	$28,929,243	$(8,342)
Total return of iShares Latin America 40 ETF	0.4309% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	248,052	4,300,584	1,557,055
Total return of iShares Latin America 40 ETF	0.4309% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	88,329	1,571,844	514,942
Total return of iShares Latin America 40 ETF	0.5809% representing 1 month LIBOR rate + spread	J.P. Morgan	7/6/2021	1,317,628	30,061,764	810,919

					$64,863,435	$2,874,574

Direxion Daily MSCI Developed Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 42.9%
69,222	iShares MSCI EAFE ETF (a)(b)	$4,295,225

	TOTAL INVESTMENT COMPANIES (Cost $3,724,551)	$4,295,225

SHORT TERM INVESTMENTS - 47.5%
Money Market Funds - 47.5%
4,757,253	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	$4,757,253

	TOTAL SHORT TERM INVESTMENTS (Cost $4,757,253)	$4,757,253

	TOTAL INVESTMENTS (Cost $8,481,804) - 90.4% (d)	$9,052,478
	Other Assets in Excess of Liabilities - 9.6%	963,867

	TOTAL NET ASSETS - 100.0%	$10,016,345

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,045,907.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI EAFE ETF	0.5809% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	130,947	$7,128,685	$1,089,135
Total return of iShares MSCI EAFE ETF	0.5809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	206,481	12,923,136	(87,885)
Total return of iShares MSCI EAFE ETF	0.7309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	77,641	3,953,860	916,429

					$24,005,681	$1,917,679

Direxion Daily MSCI Emerging Markets Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 21.1%
729,895	iShares MSCI Emerging Markets ETF (a)(b)	$31,597,155

	TOTAL INVESTMENT COMPANIES (Cost $29,315,373)	$31,597,155

SHORT TERM INVESTMENTS - 50.8%
Money Market Funds - 50.8%
33,205,530	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)	$33,205,530
42,848,294	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	42,848,294

	TOTAL SHORT TERM INVESTMENTS (Cost $76,053,824)	$76,053,824

	TOTAL INVESTMENTS (Cost $105,369,197) - 71.9% (d)	$107,650,979
	Other Assets in Excess of Liabilities - 28.1%	41,948,604

	TOTAL NET ASSETS - 100.0%	$149,599,583

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,782,300.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	0.2809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	2,113,069	$80,567,306	$11,089,408
Total return of iShares MSCI Emerging Markets ETF	0.0909% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	2,461,354	96,457,562	10,406,533
Total return of iShares MSCI Emerging Markets ETF	0.4909% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	1,890,696	71,160,745	10,934,951
Total return of iShares MSCI Emerging Markets ETF	0.5309% representing 1 month LIBOR rate + spread	J.P. Morgan	2/23/2021	902,307	39,531,510	(475,144)
Total return of iShares MSCI Emerging Markets ETF	0.3509% representing 1 month LIBOR rate + spread	BNP Paribas	3/17/2021	200,137	6,746,618	1,946,970
Total return of iShares MSCI Emerging Markets ETF	0.3509% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	2,069,912	69,277,109	20,659,428

					$363,740,850	$54,562,146

Direxion Daily MSCI Emerging Markets Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 105.3%
Money Market Funds - 105.3%
25,527,704	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$25,527,704
16,305,356	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	16,305,356

	TOTAL SHORT TERM INVESTMENTS (Cost $41,833,060) (b)	$41,833,060

	TOTAL INVESTMENTS (Cost $41,833,060) - 105.3%	$41,833,060
	Liabilities in Excess of Other Assets - (5.3)%	(2,107,145)

	TOTAL NET ASSETS - 100.0%	$39,725,915

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,833,060.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
(0.3591%) representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/9/2020	459,204	$14,170,627	$(5,818,715)
(0.5491%) representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Credit Suisse Capital LLC	12/10/2020	459,674	18,126,710	(1,836,728)
0.1809% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/11/2020	448,893	16,872,930	(2,608,871)
(0.1191%) representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	J.P. Morgan	4/5/2021	535,293	23,144,689	(28,579)
0.0809% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	4/21/2021	497,535	16,251,218	(5,419,028)
0.0809% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	6/16/2021	352,465	12,836,448	(2,500,870)

					$101,402,622	$(18,212,791)

Direxion Daily MSCI India Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 36.8%
1,154,126	iShares MSCI India ETF (a)(b)	$36,862,784

	TOTAL INVESTMENT COMPANIES (Cost $33,021,060)	$36,862,784

SHORT TERM INVESTMENTS - 56.5%
Money Market Funds - 56.5%
44,137,255	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$44,137,255
12,538,416	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	12,538,416

	TOTAL SHORT TERM INVESTMENTS (Cost $56,675,671)	$56,675,671

	TOTAL INVESTMENTS (Cost $89,696,731) - 93.3% (e)	$93,538,455
	Other Assets in Excess of Liabilities - 6.7%	6,767,388

	TOTAL NET ASSETS - 100.0%	$100,305,843

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,445,350.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI India ETF	0.6368% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	1,244,873	$39,060,248	$704,792
Total return of iShares MSCI India ETF	0.7309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	2,105,976	52,571,277	14,674,703
Total return of iShares MSCI India ETF	1.2809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	1,895,530	55,018,686	5,466,767
Total return of iShares MSCI India ETF	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	1,181,177	31,733,190	6,031,393
Total return of iShares MSCI India ETF	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	1,628,734	42,832,660	9,253,648
Total return of iShares MSCI India ETF	0.6809% representing 1 month LIBOR rate + spread	J.P. Morgan	8/9/2021	211,065	6,546,762	191,583

					$227,762,823	$36,322,886

Direxion Daily MSCI Japan Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 49.4%
55,380	iShares MSCI Japan ETF (a)(b)	$3,008,795

	TOTAL INVESTMENT COMPANIES (Cost $3,025,664)	$3,008,795

SHORT TERM INVESTMENTS - 43.9%
Money Market Funds - 43.9%
910,878	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)	$910,878
1,758,117	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	1,758,117

	TOTAL SHORT TERM INVESTMENTS (Cost $2,668,995)	$2,668,995

	TOTAL INVESTMENTS (Cost $5,694,659) - 93.3% (d)	$5,677,790
	Other Assets in Excess of Liabilities - 6.7%	407,165

	TOTAL NET ASSETS - 100.0%	$6,084,955

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,646,120.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Japan ETF	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	169,057	$9,628,992	$(412,872)
Total return of iShares MSCI Japan ETF	0.6309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2020	111,580	5,744,228	349,149

					$15,373,220	$(63,723)

Direxion Daily MSCI Mexico Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 41.5%
123,303	iShares MSCI Mexico ETF (a)(b)	$4,011,046

	TOTAL INVESTMENT COMPANIES (Cost $3,761,805)	$4,011,046

SHORT TERM INVESTMENTS - 66.6%
Money Market Funds - 66.6%
2,852,454	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$2,852,454
3,591,464	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	3,591,464

	TOTAL SHORT TERM INVESTMENTS (Cost $6,443,918)	$6,443,918

	TOTAL INVESTMENTS (Cost $10,205,723) - 108.1% (e)	$10,454,964
	Liabilities in Excess of Other Assets - (8.1)%	(781,054)

	TOTAL NET ASSETS - 100.0%	$9,673,910

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,486,921.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Mexico ETF	0.0809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	182,949	$5,655,936	$311,302
Total return of iShares MSCI Mexico ETF	(0.8191)% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	538,805	18,262,854	(685,288)
Total return of iShares MSCI Mexico ETF	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	47,112	1,579,206	(46,775)

					$25,497,996	$(420,761)

Direxion Daily MSCI South Korea Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 41.2%
166,350	iShares MSCI South Korea Capped ETF (a)	$10,024,251

	TOTAL INVESTMENT COMPANIES (Cost $9,464,002)	$10,024,251

SHORT TERM INVESTMENTS - 39.4%
Money Market Funds - 39.4%
1,274,577	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$1,274,577
8,322,321	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	8,322,321

	TOTAL SHORT TERM INVESTMENTS (Cost $9,596,898)	$9,596,898

	TOTAL INVESTMENTS (Cost $19,060,900) - 80.6% (c)	$19,621,149
	Other Assets in Excess of Liabilities - 19.4%	4,708,124

	TOTAL NET ASSETS - 100.0%	$24,329,273

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,552,575.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI South Korea Capped ETF	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	590,852	$34,856,662	$726,418
Total return of iShares MSCI South Korea Capped ETF	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	370,861	18,646,845	3,658,613
Total return of iShares MSCI South Korea Capped ETF	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	77,445	4,013,908	644,329
Total return of iShares MSCI South Korea Capped ETF	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	5,725	351,563	(6,601)

					$57,868,978	$5,022,759

Direxion Daily Aerospace & Defense Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 64.8%
Computer and Electronic Product Manufacturing - 20.1%
45,148	Aerojet Rocketdyne Holdings, Inc. (a)	$1,862,355
19,567	Cubic Corp.	821,814
33,598	L3 Harris Technologies, Inc.	5,655,551
34,754	Mercury Systems, Inc. (a)	2,691,002
18,750	Moog, Inc. Class A	1,007,250
20,368	Northrop Grumman Corp.	6,619,804
405,246	Raytheon Technologies Corp.	22,969,343

		41,627,119

Credit Intermediation and Related Activities - 0.4%
34,423	Smith & Wesson Brands, Inc. (a)	822,365

Electrical Equipment, Appliance, and Component Manufacturing - 1.6%
39,272	Axon Enterprise, Inc. (a)	3,264,681

Fabricated Metal Product Manufacturing - 4.0%
59,514	BWX Technologies, Inc.	3,244,703
26,026	Curtiss-Wright Corp.	2,319,437
15,654	RBC Bearings, Inc. (a)	1,916,363
10,379	Sturm, Ruger & Co, Inc.	844,539

		8,325,042

Merchant Wholesalers, Durable Goods - 3.1%
52,174	Hexcel Corp.	1,946,090
25,294	Huntington Ingalls Industries, Inc.	4,393,821

		6,339,911

Miscellaneous Manufacturing - 2.4%
142,267	Textron, Inc.	4,970,809

Primary Metal Manufacturing - 1.7%
239,811	Howmet Aerospace, Inc.	3,544,407

Professional, Scientific, and Technical Services - 3.1%
11,949	Parsons Corp. (a)	416,184
19,212	Teledyne Technologies, Inc. (a)	5,892,320

		6,308,504

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
53,928	Virgin Galactic Holdings, Inc. (a)(b)	1,210,684

Textile Mills - 0.1%
3,153	National Presto Industries, Inc.	269,235

Transportation Equipment Manufacturing - 27.7%
20,615	AAR Corp.	354,990
13,506	AeroVironment, Inc. (a)	1,033,884
147,709	Boeing Co.	23,338,022
43,963	General Dynamics Corp.	6,451,131
44,347	HEICO Corp.	3,394,763
24,855	HEICO Corp. Class A	2,389,063
65,512	Kratos Defense & Security Solutions, Inc. (a)	1,179,871
29,098	Lockheed Martin Corp.	11,027,269
65,944	Spirit AeroSystems Holdings, Inc.	1,290,524
15,056	TransDigm Group, Inc.	6,497,868
32,392	Triumph Group, Inc.	219,618

		57,177,003

	TOTAL COMMON STOCKS (Cost $133,660,354)	$133,859,760

SHORT TERM INVESTMENTS - 36.2%
Money Market Funds - 36.2%
37,823,637	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$37,823,637
36,973,728	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	36,973,728

	TOTAL SHORT TERM INVESTMENTS (Cost $74,797,365)	$74,797,365

	TOTAL INVESTMENTS (Cost $208,457,719) - 101.0% (e)	$208,657,125
	Liabilities in Excess of Other Assets - (1.0)%	(2,008,931)

	TOTAL NET ASSETS - 100.0%	$206,648,194

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $136,975,469.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	3,906	$65,139,056	$12,077,259
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/15/2020	4,721	101,524,273	(8,435,652)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/17/2020	4,553	90,228,138	(274,741)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6809% representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	6,057	117,776,125	1,941,102
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	7/21/2021	4,417	89,837,910	(2,758,438)
Total return of Dow Jones U.S. Select Aerospace & Defense Index	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	969	20,300,159	(1,174,320)

					$484,805,661	$1,375,210

Direxion Daily Communication Services Index Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 49.3%
Amusement, Gambling, and Recreation Industries - 2.1%
1,043	The Walt Disney Co.	$121,968

Broadcasting (except Internet) - 7.0%
228	Charter Communications, Inc. (a)	132,240
2,986	Comcast Corp. Class A	127,801
502	Discovery Communications, Inc. Class A (a)	10,592
993	Discovery Communications, Inc. Class C (a)	18,817
806	Dish Network Corp. (a)	25,880
1,075	FOX Corp. Class A	27,703
500	FOX Corp. Class B	12,885
1,697	ViacomCBS, Inc. Class B	44,241

		400,159

Motion Picture and Sound Recording Industries - 3.3%
260	Netflix, Inc. (a)	127,109
358	Take-Two Interactive Software, Inc. (a)	58,719

		185,828

Other Information Services - 12.7%
215	Alphabet, Inc. Class A (a)	319,909
210	Alphabet, Inc. Class C (a)	311,422
2,463	Twitter, Inc. (a)	89,653

		720,984

Performing Arts, Spectator Sports, and Related Industries - 4.8%
1,540	Activision Blizzard, Inc.	127,250
906	Electronic Arts, Inc. (a)	128,308
445	Live Nation Entertainment, Inc. (a)	20,831

		276,389

Professional, Scientific, and Technical Services - 12.2%
2,516	Facebook, Inc. (a)	638,234
1,223	Interpublic Group of Companies, Inc.	22,075
673	Omnicom Group, Inc.	36,160

		696,469

Publishing Industries (except Internet) - 0.4%
1,220	News Corp. Class A	15,519
382	News Corp. Class B	4,874

		20,393

Telecommunications - 6.8%
3,888	AT&T, Inc.	115,007
3,100	CenturyLink, Inc.	29,915
1,121	T-Mobile US, Inc. (a)	120,373
2,127	Verizon Communications, Inc.	122,260

		387,555

	TOTAL COMMON STOCKS (Cost $2,628,005)	$2,809,745

SHORT TERM INVESTMENTS - 18.7%
Money Market Funds - 18.7%
135,452	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$135,452
930,844	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	930,844

	TOTAL SHORT TERM INVESTMENTS (Cost $1,066,296)	$1,066,296

	TOTAL INVESTMENTS (Cost $3,694,301) - 68.0% (c)	$3,876,041
	Other Assets in Excess of Liabilities - 32.0%	1,823,482

	TOTAL NET ASSETS - 100.0%	$5,699,523

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,862,643.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Communication Services Select Sector Index	0.5609% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	16,713	$4,925,466	$152,551
Total return of Communication Services Select Sector Index	0.6209% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	18,929	4,761,150	988,122
Total return of Communication Services Select Sector Index	0.6809% representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	11,402	3,215,132	251,545

					$12,901,748	$1,392,218

Direxion Daily Communication Services Index Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.0%
Money Market Funds - 85.0%
161,365	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$161,365
79,392	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	79,392

	TOTAL SHORT TERM INVESTMENTS (Cost $240,757) (b)	$240,757

	TOTAL INVESTMENTS (Cost $240,757) - 85.0%	$240,757
	Other Assets in Excess of Liabilities - 15.0%	42,416

	TOTAL NET ASSETS - 100.0%	$283,173

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $240,757.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2809% representing 1 month LIBOR rate + spread	Total return of Communication Services Select Sector Index	UBS Securities LLC	12/7/2020	1,437	$408,689	$(28,164)
0.3309% representing 1 month LIBOR rate + spread	Total return of Communication Services Select Sector Index	Credit Suisse Capital LLC	12/9/2020	1,360	368,164	(45,465)

					$776,853	$(73,629)

Direxion Daily Consumer Discretionary Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 48.0%
Accommodation - 1.1%
678	Hilton Worldwide Holdings, Inc.	$50,884
658	Marriott International, Inc. Class A	55,157
1,206	MGM Resorts International	19,404

		125,445

Administrative and Support Services - 1.5%
101	Booking Holdings, Inc. (a)	167,875

Amusement, Gambling, and Recreation Industries - 0.5%
822	Las Vegas Sands Corp.	35,872
237	Wynn Resorts Ltd.	17,166

		53,038

Apparel Manufacturing - 0.7%
851	Hanesbrands, Inc.	12,025
174	PVH Corp.	8,467
117	Ralph Lauren Corp.	8,342
462	Under Armour, Inc. Class A (a)	4,860
480	Under Armour, Inc. Class C (a)	4,555
780	V F Corp.	47,081

		85,330

Building Material and Garden Equipment and Supplies Dealers - 8.3%
1,706	Lowe’s Companies, Inc.	254,041
2,611	The Home Depot, Inc.	693,194

		947,235

Clothing and Clothing Accessories Stores - 2.5%
520	Gap, Inc.	6,952
570	L Brands, Inc.	13,914
869	Ross Stores, Inc.	77,923
267	Tiffany & Co.	33,471
2,928	TJX Companies, Inc.	152,227

		284,487

Construction of Buildings - 1.4%
809	D.R. Horton, Inc.	53,524
672	Lennar Corp. Class A	48,619
9	NVR, Inc. (a)	35,371
617	PulteGroup, Inc.	26,901

		164,415

Electrical Equipment, Appliance, and Component Manufacturing - 0.2%
152	Whirlpool Corp.	24,794

Electronics and Appliance Stores - 0.5%
556	Best Buy Co., Inc.	55,372

Food Services and Drinking Places - 6.7%
63	Chipotle Mexican Grill, Inc. (a)	72,775
318	Darden Restaurants, Inc.	24,136
96	Domino’s Pizza, Inc.	37,115
1,805	McDonald’s Corp.	350,675
2,856	Starbucks Corp.	218,570
736	Yum! Brands, Inc.	67,013

		770,284

Funds, Trusts, and Other Financial Vehicles - 0.3%
356	Garmin Ltd. ADR (Switzerland)	35,098

General Merchandise Stores - 3.3%
616	Dollar General Corp.	117,286
580	Dollar Tree, Inc. (a)	54,143
386	Kohl’s Corp.	7,350
1,223	Target Corp.	153,951
283	Tractor Supply Co.	40,396

		373,126

Health and Personal Care Stores - 0.2%
138	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	26,633

Leather and Allied Product Manufacturing - 2.6%
3,010	NIKE, Inc. Class B	293,806
676	Tapestry, Inc.	9,031

		302,837

Merchant Wholesalers, Durable Goods - 0.4%
323	Leggett & Platt, Inc.	12,949
743	LKQ Corp. (a)	20,945
146	Mohawk Industries, Inc. (a)	11,658

		45,552

Miscellaneous Manufacturing - 0.2%
311	Hasbro, Inc.	22,628

Motor Vehicle and Parts Dealers - 1.9%
168	Advance Auto Parts, Inc.	25,224
57	AutoZone, Inc. (a)	68,823
398	CarMax, Inc. (a)	38,594
182	O’Reilly Automotive, Inc. (a)	86,883

		219,524

Nonstore Retailers - 12.8%
434	Amazon.com, Inc. (a)	1,373,471
1,615	eBay, Inc.	89,277

		1,462,748

Plastics and Rubber Products Manufacturing - 0.1%
934	Newell Rubbermaid, Inc.	15,318

Professional, Scientific, and Technical Services - 0.1%
471	H & R Block, Inc.	6,830

Support Activities for Transportation - 0.2%
332	Expedia, Inc.	26,895

Transportation Equipment Manufacturing - 1.8%
655	Aptiv PLC ADR (Ireland)	50,926
506	BorgWarner, Inc.	18,520
9,549	Ford Motor Co.	63,119
3,079	General Motors Co.	76,636

		209,201

Water Transportation - 0.4%
1,158	Carnival Corp. (b)	16,073
668	Norwegian Cruise Line Holdings Ltd. (a)(b)	9,112
420	Royal Caribbean Cruises Ltd. ADR (Liberia) (b)	20,458

		45,643

Wholesale Electronic Markets and Agents and Brokers - 0.3%
352	Genuine Parts Co.	31,733

	TOTAL COMMON STOCKS (Cost $4,768,443)	$5,502,041

SHORT TERM INVESTMENTS - 25.6%
Money Market Funds - 25.6%
1,106,503	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$1,106,503
1,821,451	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	1,821,451
	TOTAL SHORT TERM INVESTMENTS (Cost $2,927,954)	$2,927,954

	TOTAL INVESTMENTS (Cost $7,696,397) - 73.6% (e)	$8,429,995
	Other Assets in Excess of Liabilities - 26.4%	3,025,310

	TOTAL NET ASSETS - 100.0%	$11,455,305

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,816,331.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Discretionary Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	1,047	$1,420,460	$27,787
Total return of Consumer Discretionary Select Sector Index	0.5609% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	5,719	5,539,568	2,378,201
Total return of Consumer Discretionary Select Sector Index	0.7609% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2020	2,951	3,026,237	1,058,627
Total return of Consumer Discretionary Select Sector Index	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	1,403	1,643,336	299,331
Total return of Consumer Discretionary Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	7,750	10,359,775	361,277
Total return of Consumer Discretionary Select Sector Index	0.6809% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	1,992	2,391,893	366,440

					$24,381,269	$4,491,663

Direxion Daily Consumer Discretionary Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.5%
Money Market Funds - 83.5%
960,124	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$960,124
2,048,222	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	2,048,222

	TOTAL SHORT TERM INVESTMENTS (Cost $3,008,346) (b)	$3,008,346

	TOTAL INVESTMENTS (Cost $3,008,346) - 83.5%	$3,008,346
	Other Assets in Excess of Liabilities - 16.5%	593,576

	TOTAL NET ASSETS - 100.0%	$3,601,922

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,008,346.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3809% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	Citibank N.A.	12/10/2020	1,742	$2,374,220	$(35,918)
0.3309% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	Credit Suisse Capital LLC	12/11/2020	3,924	4,955,687	(479,469)
0.2309% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	BNP Paribas	5/19/2021	1,546	1,768,651	(373,842)
0.2309% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	BNP Paribas	6/16/2021	199	240,523	(35,230)
0.2309% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	BNP Paribas	8/18/2021	399	544,994	(7,029)

					$9,884,075	$(931,488)

Direxion Daily Consumer Staples Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 60.5%
Beverage and Tobacco Product Manufacturing - 19.7%
3,617	Altria Group, Inc.	$148,840
6,733	Coca-Cola Co.	318,067
327	Constellation Brands, Inc. Class A	58,271
367	Molson Coors Brewing Co. Class B	13,770
728	Monster Beverage Corp. (a)	57,134
2,417	PepsiCo, Inc.	332,724
1,957	Philip Morris International, Inc.	150,317

		1,079,123

Chemical Manufacturing - 16.4%
478	Church & Dwight Co., Inc.	46,046
244	Clorox Co.	57,708
1,668	Colgate-Palmolive Co.	128,770
579	Coty, Inc. Class A	2,148
663	Kimberly-Clark Corp.	100,803
4,312	Procter & Gamble Co.	565,389

		900,864

Food and Beverage Stores - 1.0%
1,531	Kroger Co.	53,263

Food Manufacturing - 10.2%
1,081	Archer-Daniels-Midland Co.	46,299
329	Campbell Soup Co.	16,308
1,180	General Mills, Inc.	74,659
546	Hormel Foods Corp.	27,769
487	Kellogg Co.	33,598
285	Lamb Weston Holdings, Inc.	17,123
241	McCormick & Co, Inc.	46,971
2,779	Mondelez International, Inc.	154,207
287	The Hershey Co.	41,733
222	The J.M. Smucker Co.	24,276
1,214	The Kraft Heinz Co.	41,737
573	Tyson Foods, Inc. Class A	35,211

		559,891

General Merchandise Stores - 8.5%
462	Costco Wholesale Corp.	150,395
2,466	Wal-Mart Stores, Inc.	319,100

		469,495

Health and Personal Care Stores - 1.1%
1,434	Walgreens Boots Alliance, Inc.	58,378

Merchant Wholesalers, Nondurable Goods - 2.0%
355	Brown Forman Corp. Class B	24,616
948	ConAgra Brands, Inc.	35,502
988	Sysco Corp.	52,216

		112,334

Miscellaneous Manufacturing - 1.6%
437	Estee Lauder Companies, Inc. Class A	86,325

	TOTAL COMMON STOCKS (Cost $3,181,659)	$3,319,673

SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
413,983	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$413,983
874,469	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	874,469

	TOTAL SHORT TERM INVESTMENTS (Cost $1,288,452)	$1,288,452

	TOTAL INVESTMENTS (Cost $4,470,111) - 84.0% (c)	$4,608,125
	Other Assets in Excess of Liabilities - 16.0%	881,176

	TOTAL NET ASSETS - 100.0%	$5,489,301

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,196,971.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Consumer Staples Select Sector Index	0.7909% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2020	7,350	$4,447,159	$193,461
Total return of Consumer Staples Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	8,504	5,081,683	311,527
Total return of Consumer Staples Select Sector Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/18/2020	4,994	2,907,458	265,976

					$12,436,300	$770,964

Direxion Daily Consumer Staples Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 46.9%
Money Market Funds - 46.9%
102,886	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$102,886
121,902	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	121,902

	TOTAL SHORT TERM INVESTMENTS (Cost $224,788) (b)	$224,788

	TOTAL INVESTMENTS (Cost $224,788) - 46.9%	$224,788
	Other Assets in Excess of Liabilities - 53.1%	254,399

	TOTAL NET ASSETS - 100.0%	$479,187

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $224,788.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.0809% representing 1 month LIBOR rate + spread	Total return of Consumer Staples Select Sector Index	UBS Securities LLC	12/7/2020	1,343	$813,831	$(36,862)
0.3809% representing 1 month LIBOR rate + spread	Total return of Consumer Staples Select Sector Index	Citibank N.A.	12/11/2020	936	551,839	(40,181)

					$1,365,670	$(77,043)

Direxion Daily Dow Jones Internet Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 60.0%
Administrative and Support Services - 1.4%
1,924	Teladoc Health, Inc. (a)	$457,200

Computer and Electronic Product Manufacturing - 3.9%
1,427	Arista Networks, Inc. (a)	370,692
18,867	Cisco Systems, Inc.	888,636

		1,259,328

Electronics and Appliance Stores - 0.7%
4,480	Smartsheet, Inc. (a)	213,875

Food and Beverage Stores - 0.9%
3,872	Grubhub, Inc. (a)	279,713

Miscellaneous Store Retailers - 1.3%
3,667	Etsy, Inc. (a)	434,099

Motion Picture and Sound Recording Industries - 3.0%
2,012	Netflix, Inc. (a)	983,627

Nonstore Retailers - 8.0%
642	Amazon.com, Inc. (a)	2,031,724
10,356	eBay, Inc.	572,480

		2,604,204

Other Information Services - 7.1%
528	Alphabet, Inc. Class A (a)	785,638
515	Alphabet, Inc. Class C (a)	763,724
7,279	Pinterest, Inc. (a)	249,597
13,454	Twitter, Inc. (a)	489,726

		2,288,685

Professional, Scientific, and Technical Services - 11.2%
4,404	2U, Inc. (a)	207,406
5,053	Ciena Corp. (a)	300,704
15,092	Cloudera, Inc. (a)(b)	170,087
5,415	Facebook, Inc. (a)	1,373,623
4,274	GoDaddy, Inc. (a)	300,377
3,387	Groupon, Inc. (a)	51,991
10,993	Juniper Networks, Inc.	279,002
2,314	Okta, Inc. (a)	511,348
1,996	VeriSign, Inc. (a)	422,513

		3,617,051

Publishing Industries (except Internet) - 14.3%
3,652	Akamai Technologies, Inc. (a)	410,631
9,011	Box, Inc. (a)	161,747
2,649	Citrix Systems, Inc.	378,171
2,723	DocuSign, Inc. (a)	590,428
9,938	Dropbox, Inc. (a)	226,089
1,331	HubSpot, Inc. (a)	312,266
2,381	LogMein, Inc.	204,314
4,479	Salesforce.com, Inc. (a)	872,733
18,150	Snap, Inc. (a)	406,923
2,187	Veeva Systems, Inc. (a)	578,615
2,681	Workday, Inc. (a)	485,047

		4,626,964

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%
14,019	CommScope Holding Co., Inc. (a)	130,096
6,264	E*TRADE Financial Corp.	318,023
7,577	TD Ameritrade Holding Corp.	271,938

		720,057

Support Activities for Transportation - 0.9%
3,705	Expedia, Inc.	300,142

Telecommunications - 5.1%
9,000	8x8, Inc. (a)	143,100
5,421	PayPal Holdings, Inc. (a)	1,062,895
15,287	Vonage Holdings Corp. (a)	182,680
1,105	Zoom Video Communications, Inc. (a)	280,571

		1,669,246

	TOTAL COMMON STOCKS (Cost $15,875,756)	$19,454,191

SHORT TERM INVESTMENTS - 29.4%
Money Market Funds - 29.4%
9,516,985	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$9,516,985
4,912	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	4,912

	TOTAL SHORT TERM INVESTMENTS (Cost $9,521,897)	$9,521,897

	TOTAL INVESTMENTS (Cost $25,397,653) - 89.4% (e)	$28,976,088
	Other Assets in Excess of Liabilities - 10.6%	3,424,588

	TOTAL NET ASSETS - 100.0%	$32,400,676

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,240,263.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Internet Composite Index	0.5368% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	48,498	$36,350,133	$3,978,614
Total return of Dow Jones Internet Composite Index	0.6309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	26,820	21,943,542	363,313
Total return of Dow Jones Internet Composite Index	0.5909% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	18,148	10,776,317	4,300,890
					$69,069,992	$8,642,817

Direxion Daily Dow Jones Internet Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 75.2%
Money Market Funds - 75.2%
420,703	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$420,703
1,356,332	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	1,356,332

	TOTAL SHORT TERM INVESTMENTS (Cost $1,777,035) (b)	$1,777,035

	TOTAL INVESTMENTS (Cost $1,777,035) - 75.2%	$1,777,035
	Other Assets in Excess of Liabilities - 24.8%	586,703

	TOTAL NET ASSETS - 100.0%	$2,363,738

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,777,035.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3368% representing 1 month LIBOR rate + spread	Total return of Dow Jones Internet Composite Index	Bank of America Merrill Lynch	12/3/2020	867	$691,209	$(30,069)
0.3309% representing 1 month LIBOR rate + spread	Total return of Dow Jones Internet Composite Index	Credit Suisse Capital LLC	12/11/2020	7,658	5,780,650	(589,309)

					$6,471,859	$(619,378)

Direxion Daily Financial Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 71.2%
Accommodation - 0.1%
145,918	Host Hotels & Resorts, Inc.	$1,572,996
49,957	Park Hotels & Resorts, Inc.	413,144

		1,986,140

Administrative and Support Services - 6.0%
23,897	Broadridge Financial Solutions, Inc.	3,210,323
7,759	FactSet Research System, Inc.	2,686,941
17,216	FleetCor Technologies, Inc. (a)	4,451,541
59,688	Iron Mountain, Inc.	1,682,605
33,937	Moody’s Corp.	9,546,478
39,654	TransUnion	3,551,809
353,100	Visa, Inc. Class A	67,230,240

		92,359,937

Amusement, Gambling, and Recreation Industries - 0.7%
62,223	Global Payments, Inc.	11,076,938

Credit Intermediation and Related Activities - 21.8%
77,984	Ally Financial, Inc.	1,567,478
136,724	American Express Co.	12,759,084
31,627	Associated Banc-Corp	406,091
1,617,600	Bank of America Corp.	40,245,888
8,229	Bank of Hawaii Corp.	466,008
166,840	Bank of New York Mellon Corp.	5,981,214
25,475	Bank OZK	612,674
6,551	BOK Financial Corp.	364,891
94,588	Capital One Financial Corp.	6,034,714
435,425	Citigroup, Inc.	21,775,604
88,967	Citizens Financial Group, Inc.	2,207,271
29,038	Comerica, Inc.	1,118,544
20,978	Commerce Bancshares, Inc.	1,201,200
2,132	Credit Acceptance Corp. (a)(b)	997,648
63,969	Discover Financial Services	3,161,988
29,422	East West Bancorp, Inc.	1,019,766
10,486	Euronet Worldwide, Inc. (a)	1,008,124
67,278	F.N.B. Corp.	498,530
129,113	Fidelity National Information Services, Inc.	18,890,523
148,480	Fifth Third Bancorp	2,948,813
1,378	First Citizens BancShares, Inc. Class A	586,849
27,049	First Hawaiian, Inc.	470,112
113,876	First Horizon National Corp.	1,055,630
35,566	First Republic Bank	4,000,464
210,825	Huntington Bancshares, Inc.	1,954,348
633,451	JPMorgan Chase & Co.	61,216,705
202,798	KeyCorp	2,435,604
1,620	LendingTree, Inc. (a)(b)	560,990
26,720	M&T Bank Corp.	2,830,984
184,518	MasterCard, Inc. Class A	56,929,338
93,859	New York Community Bancorp, Inc.	988,335
40,115	Northern Trust Corp.	3,143,010
13,564	OneMain Holdings, Inc.	389,287
24,352	PacWest Bancorp	445,033
88,265	People’s United Financial, Inc.	952,379
15,426	Pinnacle Financial Partners, Inc.	611,178
88,649	PNC Financial Services Group, Inc.	9,456,189
18,105	Popular, Inc.	671,876
18,634	Prosperity Bancshares, Inc.	1,035,305
200,565	Regions Financial Corp.	2,178,136
15,741	Santander Consumer USA Holdings, Inc. (b)	289,005
10,869	Signature Bank	1,114,399
78,097	SLM Corp.	528,717
73,503	State Street Corp.	4,688,756
40,331	Sterling Bancorp	453,724
10,728	SVB Financial Group (a)	2,405,969
121,698	Synchrony Financial	2,693,177
30,519	Synovus Financial Corp.	614,958
31,473	TCF Financial Corp.	865,193
10,200	TFS Financial Corp.	147,696
281,562	Truist Financial Corp.	10,547,312
284,125	U.S. Bancorp	10,467,165
18,690	Webster Financial Corp.	509,676
785,220	Wells Fargo & Co.	19,049,437
20,386	Western Alliance Bancorp	732,877
85,592	Western Union Co.	2,078,174
11,900	Wintrust Financial Corp.	509,320
33,703	Zions Bancorp	1,094,336

		333,967,696

Data Processing, Hosting and Related Services - 1.0%
24,007	CyrusOne, Inc. (b)	2,002,664
116,680	Fiserv, Inc. (a)	11,643,497
9,036	WEX, Inc. (a)	1,431,032

		15,077,193

Forestry and Logging - 0.1%
28,481	Rayonier, Inc.	791,202

Funds, Trusts, and Other Financial Vehicles - 0.3%
118,517	AGNC Investment Corp.	1,611,831
24,298	Carlyle Group, Inc.	691,764
23,114	Eaton Vance Corp.	835,340
26,339	First Industrial Realty Trust, Inc.	1,156,809
21,475	Spirit Realty Capital, Inc.	740,029

		5,035,773

Insurance Carriers and Related Activities - 14.0%
148,345	Aflac, Inc.	5,276,632
2,881	Alleghany Corp.	1,504,804
65,499	Allstate Corp.	6,182,451
15,395	American Financial Group, Inc.	935,554
180,106	American International Group, Inc.	5,788,607
1,568	American Naional Group, Inc.	115,483
47,914	AON PLC	9,832,911
82,067	Arch Capital Group Ltd. (a)	2,523,560
39,304	Arthur J. Gallagher & Co.	4,224,787
12,440	Assurant, Inc.	1,336,927
17,509	Assured Guaranty Ltd.	382,221
24,089	Athene Holding Ltd. (a)	776,870
17,319	Axis Capital Holdings Ltd.	694,838
407,734	Berkshire Hathaway, Inc. Class B (a)	79,826,163
20,518	Brighthouse Financial, Inc. (a)	581,480
49,175	Brown & Brown, Inc.	2,235,987
93,984	Chubb Limited (Switzerland)	11,958,524
31,256	Cincinnati Financial Corp.	2,435,780
5,865	CNA Financial Corp.	195,305
84,866	Equitable Holdings, Inc.	1,736,358
5,258	Erie Indemnity Co. Class A	1,104,811
8,350	Everest Re Group Ltd.	1,826,896
22,649	First American Financial Corp.	1,155,325
21,893	Globe Life, Inc.	1,742,683
7,908	Hanover Insurance Group, Inc.	805,667
74,642	Hartford Financial Services Group, Inc.	3,158,849
12,885	Kemper Corp.	1,011,730
40,191	Lincoln National Corp.	1,497,919
49,997	Loews Corp.	1,820,391
2,836	Markel Corp. (a)	2,962,315
105,773	Marsh & McLennan Companies, Inc.	12,333,132
5,692	Mercury General Corp.	244,244
160,743	MetLife, Inc.	6,084,123
70,472	MGIC Investment Corp.	582,803
59,062	Old Republic International Corp.	949,126
8,329	Primerica, Inc.	996,648
56,697	Principal Financial Group, Inc.	2,405,654
122,198	Progressive Corp.	11,039,367
82,627	Prudential Financial, Inc.	5,236,073
14,147	Reinsurance Group of America, Inc.	1,206,032
10,214	RenaissanceRe Holdings Ltd.	1,842,401
52,835	Travelers Companies, Inc.	6,045,381
42,434	Unum Group	731,138
26,223	Voya Financial, Inc.	1,295,416
29,064	W.R. Berkley Corp.	1,794,702
630	White Mountains Insurance Group Ltd.	554,482
26,865	Willis Towers Watson PLC (Ireland)	5,641,919

		214,614,469

Management of Companies and Enterprises - 0.1%
11,685	Cullen/Frost Bankers, Inc.	842,021
45,908	Umpqua Holdings Corp.	498,102

		1,340,123

Merchant Wholesalers, Durable Goods - 0.1%
47,299	Jefferies Financial Group, Inc.	766,244

Professional, Scientific, and Technical Services - 0.5%
9,771	Alliance Data Systems Corp.	433,441
26,318	Extra Space Storage, Inc.	2,719,702
15,910	Jack Henry & Associates, Inc.	2,836,753
17,942	Lamar Advertising Co.	1,179,328
29,992	Outfront Media, Inc.	432,185

		7,601,409

Publishing Industries (except Internet) - 0.8%
3,371	Bill.com Holdings, Inc. (a)	313,874
5,849	Fair Isaac Corp. (a)	2,568,822
75,496	Square, Inc. (a)	9,803,156

		12,685,852

Real Estate - 11.0%
26,141	Alexandria Real Estate Equities, Inc.	4,641,335
28,571	American Campus Communities, Inc.	1,018,270
54,176	American Homes 4 Rent	1,571,104
92,237	American Tower Corp.	24,109,829
41,786	Americold Realty Trust	1,686,065
298,773	Annaly Capital Management, Inc.	2,213,908
30,889	Apartment Investment & Management Co. Class A	1,199,111
43,754	Apple Hospitality REIT, Inc.	385,910
29,381	AvalonBay Communities, Inc.	4,498,819
32,469	Boston Properties, Inc.	2,892,663
35,158	Brandywine Realty Trust	380,761
61,821	Brixmor Property Group, Inc.	711,560
11,883	Brookfield Property REIT, Inc. Class A (b)	137,962
19,678	Camden Property Trust	1,786,959
69,645	CBRE Group, Inc. Class A (a)	3,051,147
8,393	CoreSite Realty Corp.	1,083,117
23,421	Corporate Office Properties Trust	620,188
30,881	Cousins Properties, Inc.	948,664
40,307	CubeSmart	1,195,909
55,828	Digital Realty Trust, Inc.	8,962,627
34,714	Douglas Emmett, Inc.	1,011,566
76,899	Duke Realty Corp.	3,090,571
30,523	Empire State Realty Trust, Inc.	201,452
16,263	EPR Properties	465,610
24,358	Equity Commonwealth	768,982
36,292	Equity Lifestyle Properties, Inc.	2,479,469

76,741	Equity Residential	4,115,620
13,612	Essex Property Trust, Inc.	3,004,713
15,709	Federal Realty Investment Trust	1,198,597
42,436	Gaming & Leisure Properties, Inc.	1,536,608
45,346	Healthcare Trust of America, Inc. Class A	1,252,003
112,580	Healthpeak Properties, Inc.	3,072,308
21,475	Highwoods Properties, Inc.	823,351
8,135	Howard Hughes Corp. (a)	432,701
31,345	Hudson Pacific Properties, Inc.	738,802
113,621	Invitation Homes, Inc.	3,388,178
25,403	JBG SMITH Properties	736,941
10,747	Jones Lang LaSalle, Inc.	1,062,986
23,988	Kilroy Realty Corp.	1,397,781
86,203	Kimco Realty Corp.	961,163
9,735	Life Storage, Inc.	955,296
108,547	Medical Properties Trust, Inc.	2,185,051
23,773	Mid-America Apartment Communities, Inc.	2,833,504
35,741	National Retail Properties, Inc.	1,267,018
86,456	New Residential Investment Corp.	685,596
46,962	Omega Healthcare Investors, Inc.	1,520,630
39,488	Paramount Group, Inc.	281,549
153,896	Prologis, Inc.	16,223,716
31,480	Public Storage	6,292,222
71,820	Realty Income Corp.	4,312,791
35,162	Regency Centers Corp.	1,442,697
24,213	Rexford Industrial Realty, Inc.	1,136,316
63,530	Simon Property Group, Inc.	3,961,096
16,133	SL Green Realty Corp.	750,184
57,013	Starwood Property Trust, Inc.	852,344
46,914	Store Capital Corp.	1,111,393
20,185	Sun Communities, Inc.	3,026,337
12,516	Taubman Centers, Inc.	484,620
61,142	UDR, Inc.	2,213,340
77,933	Ventas, Inc.	2,989,510
225,351	VEREIT, Inc.	1,467,035
97,983	VICI Properties, Inc.	2,127,211
36,609	Vornado Realty Trust	1,263,743
25,321	Weingarten Realty Investors	431,976
87,307	Welltower, Inc.	4,676,163
155,970	Weyerhaeuser Co.	4,337,526
35,712	WP Carey, Inc.	2,548,765
12,007	Zillow Group, Inc. Class A (a)	817,557
28,284	Zillow Group, Inc. Class C (a)	1,934,343

		168,964,839

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 9.2%
9,788	Affiliated Managers Group	673,316
25,674	Ameriprise Financial, Inc.	3,944,297
35,616	Apollo Global Management, Inc.	1,748,746
20,471	Ares Management Corp.	817,612
30,771	BlackRock, Inc.	17,693,633
22,834	CBOE Holdings, Inc.	2,002,542
241,484	Charles Schwab Corp.	8,005,195
74,201	CME Group, Inc.	12,330,722
46,179	E*TRADE Financial Corp.	2,344,508
8,234	Evercore, Inc.	455,340
57,370	FNF Group	1,856,493
56,545	Franklin Resources, Inc.	1,190,272
69,263	Goldman Sachs Group, Inc.	13,711,303
15,054	Interactive Brokers Group, Inc. Class A	746,678
112,874	IntercontinentalExchange, Inc.	10,923,946
78,688	Invesco Ltd.	790,028
111,231	KKR & Co., Inc.	3,934,240
21,039	Lazard Ltd. Class A	616,863
16,381	LPL Investment Holdings, Inc.	1,294,427
7,698	MarketAxess Holdings, Inc.	3,977,557
230,540	Morgan Stanley	11,268,795
4,519	Morningstar, Inc.	759,373
17,290	MSCI, Inc. Class A	6,500,694
23,899	NASDAQ OMX Group, Inc.	3,138,178
25,624	Raymond James Financial, Inc.	1,780,355
50,347	S&P Global, Inc.	17,634,037
24,065	SEI Investments Co.	1,259,321
47,229	T. Rowe Price Group, Inc.	6,522,325
54,201	TD Ameritrade Holding Corp.	1,945,274
17,127	Tradeweb Markets Inc.	926,057
13,041	Virtu Financial, Inc.	323,417

		141,115,544

Telecommunications - 5.5%
86,877	Crown Castle International Corp.	14,482,396
18,367	Equinix, Inc.	14,426,911
245,596	PayPal Holdings, Inc. (a)	48,154,008
23,095	SBA Communications Corp.	7,195,016

		84,258,331

	TOTAL COMMON STOCKS (Cost $1,011,511,553)	$1,091,641,690

SHORT TERM INVESTMENTS - 20.9%
Money Market Funds - 20.9%
188,712,467	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$188,712,467
131,791,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	131,791,520

	TOTAL SHORT TERM INVESTMENTS (Cost $320,503,987)	$320,503,987

	TOTAL INVESTMENTS (Cost $1,332,015,540) - 92.1% (e)	$1,412,145,677
	Other Assets in Excess of Liabilities - 7.9%	120,311,789

	TOTAL NET ASSETS - 100.0%	$1,532,457,466

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,145,175,354.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Russell 1000® Financial Services Index	0.6868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	293,927	$520,143,592	$12,046,864
Total return of Russell 1000® Financial Services Index	0.5709% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	537,180	903,725,148	71,022,880
Total return of Russell 1000® Financial Services Index	0.6809% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	457,838	774,896,991	55,420,777
Total return of Russell 1000® Financial Services Index	0.6409% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	355,299	646,056,108	(2,376,696)
Total return of Russell 1000® Financial Services Index	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	5/19/2021	5,856	9,193,937	1,447,336
Total return of Russell 1000® Financial Services Index	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	95,000	178,110,022	(5,917,444)
Total return of Russell 1000® Financial Services Index	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	6/17/2021	192,803	367,896,884	(18,380,071)

					$3,400,022,682	$113,263,646

Direxion Daily Financial Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.7%
Money Market Funds - 77.7%
95,982,034	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$95,982,034
170,998,778	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	170,998,778

	TOTAL SHORT TERM INVESTMENTS (Cost $266,980,812) (b)	$266,980,812

	TOTAL INVESTMENTS (Cost $266,980,812) - 77.7%	$266,980,812
	Other Assets in Excess of Liabilities - 22.3%	76,820,188

	TOTAL NET ASSETS - 100.0%	$343,801,000

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $266,980,812.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3809% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Credit Suisse Capital LLC	12/9/2020	157,059	$273,036,317	$(11,359,844)
0.4868% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Bank of America Merrill Lynch	12/9/2020	159,299	278,690,059	(9,959,914)
0.3309% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/9/2020	45,334	77,702,230	(4,522,912)
0.4309% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	J.P. Morgan	12/9/2020	208,446	346,253,465	(31,890,103)

					$975,682,071	$(57,732,773)

Direxion Daily Healthcare Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 51.5%
Ambulatory Health Care Services - 0.6%
1,514	DaVita, Inc. (a)	$132,309
1,727	Laboratory Corp. of America Holdings (a)	333,173
2,377	Quest Diagnostics, Inc.	302,045

		767,527

Chemical Manufacturing - 25.2%
31,435	Abbott Laboratories	3,163,618
31,320	AbbVie, Inc.	2,972,581
3,925	Alexion Pharmaceuticals, Inc. (a)	402,273
10,454	Amgen, Inc.	2,557,780
2,900	Biogen, Inc. (a)	796,601
40,209	Bristol-Myers Squibb Co.	2,358,660
14,967	Eli Lilly and Company	2,249,390
2,613	Illumina, Inc. (a)	998,584
3,206	Incyte Corp. (a)	316,625
46,819	Johnson & Johnson	6,824,338
44,856	Merck & Co., Inc.	3,599,245
9,187	Mylan NV (a)	148,003
2,423	Perrigo Co. PLC ADR (Ireland)	128,468
98,714	Pfizer, Inc.	3,798,515
1,792	Regeneron Pharmaceuticals, Inc. (a)	1,132,669
4,608	Vertex Pharmaceuticals, Inc. (a)	1,253,376
1,308	West Pharmaceutical Services, Inc.	351,682
8,441	Zoetis, Inc.	1,280,331

		34,332,739

Computer and Electronic Product Manufacturing - 5.5%
5,489	Agilent Technologies, Inc.	528,755
380	Bio-Rad Laboratories, Inc. (a)	199,458
11,182	Danaher Corp.	2,278,892
4,589	Hologic, Inc. (a)	320,221
1,509	IDEXX Laboratories, Inc. (a)	600,205
1,979	PerkinElmer, Inc.	235,323
7,018	Thermo Fisher Scientific, Inc.	2,905,101
1,613	Varian Medical Systems, Inc. (a)	230,207
1,100	Waters Corp. (a)	234,465

		7,532,627

Health and Personal Care Stores - 1.1%
23,228	CVS Health Corp.	1,461,970

Hospitals - 0.6%
4,679	HCA Healthcare, Inc.	592,548
1,381	Universal Health Services, Inc. Class B	151,772

		744,320

Insurance Carriers and Related Activities - 6.7%
4,480	Anthem, Inc.	1,226,624
10,290	Centene Corp. (a)	671,422
6,557	Cigna Corp.	1,132,328
2,350	Humana, Inc.	922,258
16,853	UnitedHealth Group, Inc.	5,102,752

		9,055,384

Machinery Manufacturing - 0.3%
425	Mettler-Toledo International, Inc. (a)	397,375

Merchant Wholesalers, Durable Goods - 0.1%
2,536	Henry Schein, Inc. (a)	174,299

Merchant Wholesalers, Nondurable Goods - 0.7%
2,640	AmerisourceBergen Corp.	264,502
5,189	Cardinal Health, Inc.	283,423
2,876	McKesson Corp.	431,860

		979,785

Miscellaneous Manufacturing - 9.0%
799	Abiomed, Inc. (a)	239,652
1,273	Align Technology, Inc. (a)	374,033
9,043	Baxter International, Inc.	781,134
5,241	Becton, Dickinson & Co.	1,474,503
25,389	Boston Scientific Corp. (a)	979,254
3,893	Dentsply Sirona, Inc.	173,628
1,640	DexCom, Inc. (a)	714,286
11,013	Edwards Lifesciences Corp. (a)	863,529
2,072	Intuitive Surgical, Inc. (a)	1,420,232
23,833	Medtronic PLC ADR (Ireland)	2,299,408
2,570	ResMed, Inc.	520,451
1,510	STERIS PLC (Ireland)	241,041
5,729	Stryker Corp.	1,107,416
825	Teleflex, Inc.	307,807
873	The Cooper Companies, Inc.	246,998
3,675	Zimmer Biomet Holdings, Inc.	495,610

		12,238,982

Professional, Scientific, and Technical Services - 0.6%
5,409	Cerner Corp.	375,655
3,156	IQVIA Holdings, Inc. (a)	499,879

		875,534

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
22,284	Gilead Sciences, Inc.	1,549,406

	TOTAL COMMON STOCKS (Cost $65,046,419)	$70,109,948

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
15,457,758	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$15,457,758
16,295,010	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	16,295,010

	TOTAL SHORT TERM INVESTMENTS (Cost $31,752,768)	$31,752,768

	TOTAL INVESTMENTS (Cost $96,799,187) - 74.8% (c)	$101,862,716
	Other Assets in Excess of Liabilities - 25.2%	34,285,730

	TOTAL NET ASSETS - 100.0%	$136,148,446

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $93,107,607.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Health Care Select Sector Index	0.5868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	70,282	$72,522,128	$2,440,219
Total return of Health Care Select Sector Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	108,702	110,743,373	5,366,076
Total return of Health Care Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	94,176	96,307,658	4,197,769
Total return of Health Care Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	44,443	36,672,130	10,829,467

					$316,245,289	$22,833,531

Direxion Daily Homebuilders & Supplies Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 63.9%
Building Material and Garden Equipment and Supplies Dealers - 5.6%
75,098	Lowe’s Companies, Inc.	$11,182,843
15,619	Lumber Liquidators Holdings, Inc. (a)(b)	348,616
38,398	The Home Depot, Inc.	10,194,285

		21,725,744

Chemical Manufacturing - 1.1%
31,333	Trex Company, Inc. (a)	4,365,627

Construction of Buildings - 38.0%
47,668	Beazer Homes USA, Inc. (a)	533,405
46,845	Century Communities, Inc. (a)	1,668,619
540,600	D.R. Horton, Inc.	35,766,096
142,200	KB Home	4,783,608
25,217	Lennar Corp.	1,358,440
448,771	Lennar Corp. Class A	32,468,582
35,654	LGI Homes, Inc. (a)	4,068,478
82,423	M.D.C Holdings, Inc.	3,695,023
46,616	M/I Homes, Inc. (a)	1,940,624
57,753	Meritage Homes Corp. (a)	5,727,942
5,652	NVR, Inc. (a)	22,213,208
411,898	PulteGroup, Inc.	17,958,753
211,769	Taylor Morrison Home Corp. (a)	4,965,983
188,873	Toll Brothers, Inc.	7,214,949
212,817	TRI Pointe Group, Inc. (a)	3,558,300

		147,922,010

Fabricated Metal Product Manufacturing - 0.7%
31,911	PGT Innovations, Inc. (a)	544,721
21,420	Simpson Manufacturing Company, Inc.	2,068,315

		2,613,036

Furniture and Home Furnishings Stores - 0.7%
12,490	Ethan Allen Interiors, Inc.	147,881
38,223	Floor & Decor Holdings, Inc. (a)	2,518,896

		2,666,777

Furniture and Related Product Manufacturing - 0.2%
8,436	American Woodmark Corp. (a)	680,110

Merchant Wholesalers, Durable Goods - 5.9%
37,268	Beacon Roofing Supply, Inc. (a)	1,161,271
63,133	Builders FirstSource, Inc. (a)	1,495,621
75,635	Fortune Brands Home & Security, Inc.	5,786,077
71,626	Leggett & Platt, Inc.	2,871,486
18,833	Lennox International, Inc.	5,049,881
32,211	Mohawk Industries, Inc. (a)	2,572,048
17,727	Watsco, Inc.	4,184,813

		23,121,197

Merchant Wholesalers, Nondurable Goods - 2.9%
16,817	The Sherwin Williams Co.	10,896,071

Nonmetallic Mineral Product Manufacturing - 1.4%
22,534	Eagle Materials, Inc.	1,807,903
58,377	Owens Corning	3,530,057
17,753	Quanex Building Products Corp.	249,430

		5,587,390

Specialty Trade Contractors - 2.5%
34,562	Installed Building Products, Inc. (a)	2,734,200
54,466	TopBuild Corp. (a)	7,185,154

		9,919,354

Wood Product Manufacturing - 4.9%
14,083	Cavco Industries, Inc. (a)	2,821,247
36,544	JELD-WEN Holding, Inc. (a)	716,262
60,762	Louisiana-Pacific Corp.	1,924,333
142,804	Masco Corp.	8,162,677
13,242	Masonite International Corp. (a)	1,116,963
81,477	Skyline Champion Corp. (a)	2,300,096
33,083	UFP Industries, Inc.	1,926,092

		18,967,670

	TOTAL COMMON STOCKS (Cost $215,076,752)	$248,464,986

SHORT TERM INVESTMENTS - 31.7%
Money Market Funds - 31.7%
68,267,593	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$68,267,593
54,887,813	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	54,887,813
	TOTAL SHORT TERM INVESTMENTS (Cost $123,155,406)	$123,155,406

	TOTAL INVESTMENTS (Cost $338,232,158) - 95.6% (e)	$371,620,392
	Other Assets in Excess of Liabilities - 4.4%	17,366,942

	TOTAL NET ASSETS - 100.0%	$388,987,334

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $211,308,885.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	9,843	$49,459,106	$41,440,177
Total return of Dow Jones U.S. Select Home Construction Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	20,742	149,243,253	42,170,929
Total return of Dow Jones U.S. Select Home Construction Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	25,613	149,631,288	86,780,896
Total return of Dow Jones U.S. Select Home Construction Index	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	6/17/2021	15,607	124,508,438	19,451,459
Total return of Dow Jones U.S. Select Home Construction Index	0.6309% representing 1 month LIBOR rate + spread	BNP Paribas	1/19/2022	7,336	60,155,195	7,521,645
Total return of Dow Jones U.S. Select Home Construction Index	0.3669% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	1/26/2022	13,670	126,902,175	(809,965)
Total return of Dow Jones U.S. Select Home Construction Index	0.6309% representing 1 month LIBOR rate + spread	BNP Paribas	2/16/2022	6,764	59,460,409	2,922,343

					$719,359,864	$199,477,484

Direxion Daily Industrials Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 59.3%
Administrative and Support Services - 3.0%
460	Equifax, Inc.	$74,778
1,512	IHS Markit Ltd.	122,064
434	Robert Half International, Inc.	22,077
534	Rollins, Inc.	27,982
1,472	Waste Management, Inc.	161,331

		408,232

Air Transportation - 1.3%
465	Alaska Air Group, Inc.	16,015
1,884	American Airlines Group, Inc.	20,950
2,153	Delta Air Lines, Inc.	53,760
2,033	Southwest Airlines Co.	62,799
958	United Continental Holdings, Inc. (a)	30,062

		183,586

Computer and Electronic Product Manufacturing - 8.7%
870	AMETEK, Inc.	81,127
1,124	Fortive Corp.	78,894
2,821	Johnson Controls International PLC ADR (Ireland)	108,552
819	L3 Harris Technologies, Inc.	137,862
588	Northrop Grumman Corp.	191,106
1,543	Otis Worldwide Corp.	96,808
5,576	Raytheon Technologies Corp.	316,048
396	Roper Technologies, Inc.	171,250

		1,181,647

Couriers and Messengers - 3.9%
912	FedEx Corp.	153,581
2,669	United Parcel Service, Inc. Class B	381,026

		534,607

Electrical Equipment, Appliance, and Component Manufacturing - 2.9%
512	A.O. Smith Corp.	24,648
1,517	Eaton Corp PLC ADR (Ireland)	141,278
2,265	Emerson Electric Co.	140,453
440	Rockwell Automation, Inc.	95,981

		402,360

Fabricated Metal Product Manufacturing - 1.5%
487	Parker Hannifin Corp.	87,134
628	Pentair PLC (Ireland)	26,910
584	Stanley Black & Decker, Inc.	89,539

		203,583

Machinery Manufacturing - 8.5%
3,087	Carrier Global Corp.	84,090
2,052	Caterpillar, Inc.	272,670
559	Cummins, Inc.	108,032
1,186	Deere & Co.	209,104
494	Flowserve Corp.	13,768
33,167	General Electric Co.	201,324
286	IDEX Corp.	47,139
1,311	Ingersoll Rand, Inc. (a)	41,414
207	Snap-on, Inc.	30,195
907	Trane Technologies PLC (Ireland)	101,466
682	Xylem, Inc.	49,772

		1,158,974

Merchant Wholesalers, Durable Goods - 7.1%
2,181	3M Co.	328,175
783	Copart, Inc. (a)	73,015
2,172	Fastenal Co.	102,171
529	Fortune Brands Home & Security, Inc.	40,468
2,661	Honeywell International, Inc.	397,474
154	Huntington Ingalls Industries, Inc.	26,751

		968,054

Merchant Wholesalers, Nondurable Goods - 1.5%
1,090	Illinois Tool Works, Inc.	201,639

Miscellaneous Manufacturing - 0.6%
545	Dover Corp.	56,097
863	Textron, Inc.	30,153

		86,250

Nonstore Retailers - 0.4%
164	W.W. Grainger, Inc.	56,011

Personal and Laundry Services - 0.7%
319	Cintas Corp.	96,296

Primary Metal Manufacturing - 0.2%
1,455	Howmet Aerospace, Inc.	21,505

Professional, Scientific, and Technical Services - 1.6%
494	Jacobs Engineering Group, Inc.	42,163
1,351	Nielsen Holdings PLC	19,495
139	Teledyne Technologies, Inc. (a)	42,631
615	Verisk Analytics, Inc. Class A	116,057

		220,346

Rail Transportation - 6.6%
2,902	CSX Corp.	207,029
361	Kansas City Southern Railway Co.	62,038
971	Norfolk Southern Corp.	186,636
2,573	Union Pacific Corp.	446,029

		901,732

Rental and Leasing Services - 0.3%
273	United Rentals, Inc. (a)	42,416

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.3%
350	Allegion PLC ADR (Ireland)	34,811

Specialty Trade Contractors - 0.2%
522	Quanta Services, Inc.	20,864

Support Activities for Transportation - 0.7%
511	C.H. Robinson Worldwide, Inc.	47,891
631	Expeditors International of Washington, Inc.	53,326

		101,217

Transportation Equipment Manufacturing - 7.6%
2,033	Boeing Co.	321,214
881	General Dynamics Corp.	129,278
936	Lockheed Martin Corp.	354,716
1,311	Paccar, Inc.	111,540
191	TransDigm Group, Inc.	82,432
685	Wabtec Corp.	42,600

		1,041,780

Truck Transportation - 0.8%
320	J.B. Hunt Transport Services, Inc.	41,408
358	Old Dominion Freight Line, Inc.	65,450

		106,858

Waste Management and Remediation Services - 0.5%
797	Republic Services, Inc.	69,538

Wood Product Manufacturing - 0.4%
1,000	Masco Corp.	57,160

	TOTAL COMMON STOCKS (Cost $7,775,115)	$8,099,466

SHORT TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
279,638	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$279,638
2,609,130	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	2,609,130
	TOTAL SHORT TERM INVESTMENTS (Cost $2,888,768)	$2,888,768

	TOTAL INVESTMENTS (Cost $10,663,883) - 80.5% (e)	$10,988,234
	Other Assets in Excess of Liabilities - 19.5%	2,662,688

	TOTAL NET ASSETS - 100.0%	$13,650,922

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,409,670.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	6,495	$3,913,156	$790,451
Total return of Industrials Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	11,840	7,820,380	742,814
Total return of Industrials Select Sector Index	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	6/3/2021	12,538	8,741,271	311,897
Total return of Industrials Select Sector Index	0.5309% representing 1 month LIBOR rate + spread	J.P. Morgan	6/28/2021	14,629	10,336,197	229,983

					$30,811,004	$2,075,145

Direxion Daily MSCI Real Estate Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 65.0%
Accommodation - 0.8%
1,754	Chatham Lodging Trust	$9,138
26,352	Host Hotels & Resorts, Inc.	284,075
8,958	Park Hotels & Resorts, Inc.	74,083
6,145	Service Property Trust	41,171
3,926	Summit Hotel Properties, Inc.	20,337
8,403	Sunstone Hotel Investors, Inc.	62,854
4,208	Xenia Hotels & Resorts, Inc.	33,496

		525,154

Administrative and Support Services - 0.6%
18,182	Colony Capital, Inc.	34,909
4,446	CoreCivic, Inc.	39,614
10,726	Iron Mountain, Inc.	302,366

		376,889

Credit Intermediation and Related Activities - 0.0%(†)
1,911	Front Yard Residential Corp.	16,568

Data Processing, Hosting and Related Services - 0.6%
4,293	CyrusOne, Inc. (b)	358,122

Forestry and Logging - 0.2%
4,829	Rayonier, Inc.	134,150

Funds, Trusts, and Other Financial Vehicles - 2.0%
3,065	Acadia Realty Trust	36,903
1,699	Agree Realty Corp.	113,782
362	Ashford Hospitality Trust, Inc. (b)	1,419
3,337	Cedar Realty Trust, Inc.	2,715
7,473	Diamondrock Hospitality Co.	34,525
1,452	EastGroup Properties, Inc.	192,622
4,743	First Industrial Realty Trust, Inc.	208,312
4,004	Franklin Street Properties Corp.	21,021
1,312	Getty Realty Corp.	38,875
1,266	Gladstone Commercial Corp.	23,041
9,518	Lexington Realty Trust	110,409
3,470	Monmouth Real Estate Investment Corp. Class A	50,072
1,665	National Health Investors, Inc.	103,230
594	One Liberty Properties, Inc.	10,080
769	PS Business Parks, Inc.	106,083
518	Saul Centers, Inc.	15,908
5,788	SITE Centers Corp. (b)	42,426
3,828	Spirit Realty Capital, Inc.	131,913
3,468	Tanger Factory Outlet Centers, Inc. (b)	22,299
1,372	UMH Properties, Inc.	16,876
489	Universal Health Realty Income Trust	34,025
1,120	Urstadt Biddle Properties, Inc. Class A	10,987

		1,327,523

Heavy and Civil Engineering Construction - 0.0%(†)
1,219	St. Joe Co. (a)	25,124

Insurance Carriers and Related Activities - 0.0%(†)
1,113	Braemar Hotels & Resorts, Inc.	2,716

Paper Manufacturing - 0.2%
2,515	PotlatchDeltic Corp.	107,667

Professional, Scientific, and Technical Services - 1.2%
4,839	Extra Space Storage, Inc.	500,062
3,214	Lamar Advertising Co.	211,256
5,383	Outfront Media, Inc.	77,569

		788,887

Real Estate - 49.5%
2,563	Alexander & Baldwin, Inc.	30,295
86	Alexander’s, Inc.	21,654
4,581	Alexandria Real Estate Equities, Inc.	813,357
204	Altisource Portfolio Solutions S.A. (a)	2,740
1,907	American Assets Trust, Inc.	51,489
5,130	American Campus Communities, Inc.	182,833
10,082	American Homes 4 Rent	292,378
16,535	American Tower Corp.	4,322,084
7,475	Americold Realty Trust	301,616
5,560	Apartment Investment & Management Co. Class A	215,839
7,940	Apple Hospitality REIT, Inc.	70,031
2,105	Armada Hoffler Properties, Inc.	20,292
5,249	AvalonBay Communities, Inc.	803,727
5,489	Boston Properties, Inc.	489,015
6,589	Brandywine Realty Trust	71,359
11,124	Brixmor Property Group, Inc.	128,037
3,634	Camden Property Trust	330,004
3,564	CareTrust REIT, Inc.	64,223
1,830	CatchMark Timber Trust, Inc.	17,861
12,497	CBRE Group, Inc. Class A (a)	547,494
2,037	City Office REIT, Inc.	17,620
4,302	Columbia Property Trust, Inc.	51,452
768	Community Healthcare Trust, Inc.	35,121
1,518	CorePoint Lodging, Inc.	8,486
1,407	CoreSite Realty Corp.	181,573
4,185	Corporate Office Properties Trust	110,819
5,480	Cousins Properties, Inc.	168,346
7,226	CubeSmart	214,395
4,090	Cushman & Wakefield PLC (United Kingdom) (a)	43,763
9,806	Digital Realty Trust, Inc.	1,574,255
8,873	Diversified Healthcare Trust	34,560
6,220	Douglas Emmett, Inc.	181,251
13,751	Duke Realty Corp.	552,653
2,802	Easterly Government Properties, Inc.	68,509
5,709	Empire State Realty Trust, Inc.	37,679
2,934	EPR Properties	84,000
4,556	Equity Commonwealth	143,833
6,459	Equity Lifestyle Properties, Inc.	441,279
13,887	Equity Residential	744,760
3,431	Essential Properties Realty Trust, Inc.	55,239
2,469	Essex Property Trust, Inc.	545,007
965	eXp World Holdings, Inc. (a)	19,175
2,681	Federal Realty Investment Trust	204,560
1,924	Five Point Holdings, LLC (a)	9,235
627	Forestar Group, Inc. (a)	10,853
2,613	Four Corners Property Trust, Inc.	65,848
7,776	Gaming & Leisure Properties, Inc.	281,569
1,535	Global Medical REIT, Inc.	18,251
3,340	Global Net Lease, Inc.	55,611
5,027	Healthcare Realty Trust, Inc.	147,291
8,090	Healthcare Trust of America, Inc. Class A	223,365
18,868	Healthpeak Properties, Inc.	514,908
1,317	Hersha Hospitality Trust	6,269
3,875	Highwoods Properties, Inc.	148,567

1,542	Howard Hughes Corp. (a)	82,019
5,775	Hudson Pacific Properties, Inc.	136,117
3,828	Independence Realty Trust, Inc.	44,022
2,434	Industrial Logistics Properties Trust	51,382
795	Innovative Industrial Properties, Inc. (b)	82,863
453	Investors Real Estate Trust	32,752
20,230	Invitation Homes, Inc.	603,259
2,893	iStar, Inc.	33,588
4,532	JBG SMITH Properties	131,473
867	Jernigan Capital, Inc.	12,147
1,923	Jones Lang LaSalle, Inc.	190,204
4,781	Kennedy-Wilson Holdings, Inc.	70,950
3,568	Kilroy Realty Corp.	207,907
16,146	Kimco Realty Corp.	180,028
3,135	Kite Realty Group Trust	30,942
1,744	Life Storage, Inc.	171,139
1,484	LTC Properties, Inc.	55,131
4,219	Macerich Co. (b)	32,191
3,382	Mack-Cali Realty Corp.	48,768
876	Marcus & Millichap, Inc. (a)	23,862
19,447	Medical Properties Trust, Inc.	391,468
4,904	MGM Growth Properties LLC	134,075
4,265	Mid-America Apartment Communities, Inc.	508,345
6,410	National Retail Properties, Inc.	227,234
2,229	National Storage Affiliates Trust	68,698
3,097	New Senior Investment Group, Inc.	10,530
5,626	Newmark Group, Inc.	22,898
756	NexPoint Residential Trust, Inc.	28,902
1,799	Office Properties Income Trust	45,245
8,460	Omega Healthcare Investors, Inc.	273,935
6,795	Paramount Group, Inc.	48,448
4,890	Pebblebrook Hotel Trust	51,834
2,461	Pennsylvania REIT (b)	2,904
7,355	Physicians Realty Trust	132,684
4,700	Piedmont Office Realty Trust, Inc. Class A	76,187
1,733	Preferred Apartment Communities, Inc.	12,530
27,577	Prologis, Inc.	2,907,167
5,872	Public Storage	1,173,695
2,169	QTS Realty Trust, Inc. Class A (b)	156,060
4,269	Realogy Holdings Corp.	38,677
12,458	Realty Income Corp.	748,103
3,304	Redfin Corp. (a)	137,380
6,256	Regency Centers Corp.	256,684
4,347	Retail Opportunity Investments Corp.	47,252
7,987	Retail Properties of America, Inc. Class A	50,797
629	Retail Value, Inc.	7,963
4,254	Rexford Industrial Realty, Inc.	199,640
6,294	RLJ Lodging Trust	50,415
3,001	RPT Realty	18,666
1,946	Ryman Hospitality Properties, Inc.	62,311
7,663	Sabra Health Care REIT, Inc.	112,953
446	Safehold, Inc.	22,492
1,306	Seritage Growth Properties (a)(b)	12,159
11,454	Simon Property Group, Inc.	714,157
2,908	SL Green Realty Corp.	135,222
5,550	Stag Industrial, Inc.	180,930
8,658	Store Capital Corp.	205,108
3,485	Sun Communities, Inc.	522,506
2,286	Taubman Centers, Inc.	88,514
827	Tejon Ranch Co. (a)	11,867
2,516	Terreno Realty Corp.	152,872
4,526	The GEO Group, Inc.	48,111
570	The RMR Group LLC	16,393
11,000	UDR, Inc.	398,200
6,854	Uniti Group, Inc.	67,855
4,532	Urban Edge Properties	47,495
13,919	Ventas, Inc.	533,933
40,218	VEREIT, Inc.	261,819
17,490	VICI Properties, Inc.	379,708
6,062	Vornado Realty Trust	209,260
6,975	Washington Prime Group, Inc. (b)	5,119
3,065	Washington REIT	68,533
4,564	Weingarten Realty Investors	77,862
15,317	Welltower, Inc.	820,379
27,831	Weyerhaeuser Co.	773,980
1,412	Whitestone REIT	9,319
6,431	WP Carey, Inc.	458,980

		32,223,627

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
3,985	American Finance Trust, Inc.	29,111
668	RE/MAX Holdings, Inc.	21,623

		50,734

Telecommunications - 9.8%
15,521	Crown Castle International Corp.	2,587,351
3,191	Equinix, Inc.	2,506,466
4,178	SBA Communications Corp.	1,301,614

		6,395,431

Utilities - 0.0%(†)
509	CorEnergy Infrastructure Trust, Inc.	4,459

	TOTAL COMMON STOCKS (Cost $38,983,641)	$42,337,051

SHORT TERM INVESTMENTS - 24.7%
Money Market Funds - 24.7%
9,417,687	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$9,417,687
6,715,293	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	6,715,293

	TOTAL SHORT TERM INVESTMENTS (Cost $16,132,980)	$16,132,980

	TOTAL INVESTMENTS (Cost $55,116,621) - 89.7% (e)	$58,470,031
	Other Assets in Excess of Liabilities - 10.3%	6,692,099

	TOTAL NET ASSETS - 100.0%	$65,162,130

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $50,243,005.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI US IMI Real Estate 25/50 Index	0.1868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	45,562	$44,818,615	$171,600
Total return of MSCI US IMI Real Estate 25/50 Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	15,533	12,144,418	3,261,354
Total return of MSCI US IMI Real Estate 25/50 Index	0.4309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	19,766	18,862,443	654,417
Total return of MSCI US IMI Real Estate 25/50 Index	0.5409% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	74,814	73,266,277	560,785

					$149,091,753	$4,648,156

Direxion Daily MSCI Real Estate Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 43.7%
Money Market Funds - 43.7%
12,276,433	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$12,276,433
6,435,600	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	6,435,600

	TOTAL SHORT TERM INVESTMENTS (Cost $18,712,033) (b)	$18,712,033

	TOTAL INVESTMENTS (Cost $18,712,033) - 43.7%	$18,712,033
	Other Assets in Excess of Liabilities - 56.3%	24,101,910

	TOTAL NET ASSETS - 100.0%	$42,813,943

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,712,033.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized (Depreciation)
0.3809% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	UBS Securities LLC	12/9/2020	11,930	$11,159,972	$(581,727)
(0.0133)% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Bank of America Merrill Lynch	12/10/2020	36,482	34,824,746	(1,264,647)
0.3309% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	Credit Suisse Capital LLC	12/11/2020	68,665	64,509,358	(3,223,857)
(0.0691)% representing 1 month LIBOR rate + spread	Total return of MSCI US IMI Real Estate 25/50 Index	J.P. Morgan	5/3/2021	13,483	12,913,477	(362,677)

					$123,407,553	$(5,432,908)

Direxion Daily Pharmaceutical & Medical Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 53.5%
Ambulatory Health Care Services - 2.3%
4,270	Axsome Therapeutics, Inc. (a)	$304,579

Chemical Manufacturing - 46.3%
7,572	Aerie Pharmaceuticals, Inc. (a)	87,532
1,896	Amphastar Pharmaceuticals, Inc. (a)	37,958
7,585	BioDelivery Sciences International, Inc. (a)	31,781
5,494	Bristol-Myers Squibb Co.	322,278
3,996	Cara Therapeutics, Inc. (a)	65,694
4,436	Catalent, Inc. (a)	387,440
4,218	Collegium Pharmaceutical, Inc. (a)	66,560
7,521	Corcept Therapeutics, Inc. (a)	112,439
13,984	Elanco Animal Health, Inc. (a)	330,442
2,151	Eli Lilly and Company	323,274
47,823	Endo International PLC (Ireland) (a)	166,424
6,701	Horizon Therapeutics PLC (Ireland) (a)	410,034
6,161	Innoviva, Inc. (a)	83,451
5,698	Intra-Cellular Therapies, Inc. (a)	112,963
2,948	Jazz Pharmaceuticals PLC ADR (Ireland) (a)	319,121
2,172	Johnson & Johnson	316,591
4,045	Merck & Co., Inc.	324,571
19,361	Mylan NV (a)	311,906
2,417	MyoKardia, Inc. (a)	217,844
10,384	Nektar Therapeutics (a)	230,109
4,726	Pacira Pharmaceuticals, Inc. (a)	248,635
5,994	Perrigo Co. PLC ADR (Ireland)	317,802
9,144	Pfizer, Inc.	351,861
324	Phathom Pharmaceuticals, Inc. (a)	10,776
3,959	Prestige Consumer Healthcare, Inc. (a)	147,235
3,137	Provention Bio, Inc. (a)	32,593
721	Relmada Therapeutics, Inc. (a)	26,223
4,514	Revance Therapeutics, Inc. (a)	105,989
4,503	Supernus Pharmaceuticals, Inc. (a)	100,259
2,461	Theravance Biopharma, Inc. (a)	47,793
2,146	Tricida, Inc. (a)	28,714
2,301	Zoetis, Inc.	349,016
5,775	Zogenix, Inc. (a)	137,387

		6,162,695

Merchant Wholesalers, Nondurable Goods - 0.6%
12,237	Amneal Pharmaceuticals, Inc. (a)	52,986
1,468	Phibro Animal Health Corp.	34,050

		87,036

Miscellaneous Manufacturing - 0.6%
4,679	Intersect ENT, Inc. (a)	80,432

Professional, Scientific, and Technical Services - 3.7%
5,015	Arvinas, Inc. (a)	157,972
4,542	Omeros Corp. (a)	58,274
1,891	Reata Pharmaceuticals, Inc. (a)	279,301

		495,547

	TOTAL COMMON STOCKS (Cost $7,026,389)	$7,130,289

SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
1,554,861	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$1,554,861
2,396,791	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	2,396,791

	TOTAL SHORT TERM INVESTMENTS (Cost $3,951,652)	$3,951,652

	TOTAL INVESTMENTS (Cost $10,978,041) - 83.2% (c)	$11,081,941
	Other Assets in Excess of Liabilities - 16.8%	2,237,531

	TOTAL NET ASSETS - 100.0%	$13,319,472

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,978,381.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of S&P Pharmaceuticals Select Industry Index	0.4309% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	2,554	$10,585,362	$1,954,326
Total return of S&P Pharmaceuticals Select Industry Index	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	587	2,919,480	(39,914)
Total return of S&P Pharmaceuticals Select Industry Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/14/2020	2,080	9,659,066	549,415
Total return of S&P Pharmaceuticals Select Industry Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/15/2020	1,472	7,148,490	72,884

					$30,312,398	$2,536,711

Direxion Daily Regional Banks Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 68.4%
Credit Intermediation and Related Activities - 63.7%
2,718	1st Source Corp.	$90,020
4,363	Allegiance Bancshares, Inc.	106,414
19,150	Ameris Bancorp	441,886
58,001	Associated Banc-Corp	744,733
18,524	Atlantic Union Bankshares Corp.	418,087
4,931	BancFirst Corp.	214,794
28,796	BancorpSouth Bank	602,700
12,528	Bank of Hawaii Corp.	709,461
47,427	Bank OZK	1,140,619
42,329	BankUnited, Inc.	852,506
9,940	Banner Corp.	352,174
22,982	Berkshire Hills Bancorp, Inc.	228,901
12,426	BOK Financial Corp.	692,128
24,584	Boston Private Financial Holdings, Inc.	144,677
18,947	Brookline Bancorp, Inc.	181,796
71,190	Cadence Bancorporation	555,994
2,646	Camden National Corp.	83,852
18,823	Cathay General Bancorp	455,140
8,799	Central Pacific Financial Corp.	136,912
70,909	CIT Group, Inc.	1,345,144
65,712	Citizens Financial Group, Inc.	1,630,315
3,496	City Holding Co.	218,360
19,195	Columbia Banking System, Inc.	555,311
43,351	Comerica, Inc.	1,669,881
21,952	Commerce Bancshares, Inc.	1,256,972
13,599	Community Bank System, Inc.	764,672
6,892	ConnectOne Bancorp, Inc.	95,041
11,832	Customers Bancorp, Inc. (a)	140,209
35,153	CVB Financial Corp.	635,215
8,732	Dime Community Bancshares, Inc.	102,557
7,129	Eagle Bancorp, Inc.	214,440
46,462	East West Bancorp, Inc.	1,610,373
4,979	Enterprise Financial Services Corp.	144,690
105,379	F.N.B. Corp.	780,858
5,354	FB Financial Corp.	136,045
81,554	Fifth Third Bancorp	1,619,662
4,583	First Bancorp	94,685
79,725	First BanCorp	433,704
8,777	First Busey Corp.	150,087
1,671	First Citizens BancShares, Inc. Class A	711,629
26,831	First Commonwealth Financial Corp.	211,160
29,326	First Financial Bancorp	408,071
25,641	First Financial Bankshares, Inc.	767,179
51,629	First Hawaiian, Inc.	897,312
168,492	First Horizon National Corp.	1,561,921
9,575	First Merchants Corp.	233,917
32,263	First Midwest Bancorp, Inc.	391,512
15,905	First Republic Bank	1,788,994
53,012	Fulton Financial Corp.	514,216
16,896	Glacier Bancorp, Inc.	596,598
27,550	Great Western Bancorp, Inc.	358,150
32,509	Hancock Holding Co.	619,622
8,334	HarborOne Bancorp, Inc.	72,172
6,322	Heartland Financial USA, Inc.	197,499
11,089	Heritage Commerce Corp.	75,183
9,295	Heritage Financial Corp.	175,815
23,304	Hilltop Holdings, Inc.	453,729
40,452	Home Bancshares, Inc.	660,581
38,438	Hope Bancorp, Inc.	324,032
171,647	Huntington Bancshares, Inc.	1,591,168
8,680	Independent Bank Corp. (Massachusetts)	560,034
4,927	Independent Bank Corp. (Michigan)	68,806
24,070	Independent Bank Group, Inc.	1,057,395
12,189	International Bancshares Corp.	370,789
92,316	Investors Bancorp, Inc.	749,606
128,344	KeyCorp	1,541,411
8,735	Lakeland Bancorp, Inc.	88,922
5,492	Lakeland Financial Corp.	243,076
10,010	Live Oak Bancshares, Inc.	170,270
15,570	M&T Bank Corp.	1,649,641
6,673	Midland States Bancorp, Inc.	94,023
8,177	NBT Bancorp, Inc.	243,593
1,527	Nicolet Bankshares, Inc. (a)	85,543
11,460	OceanFirst Financial Corp.	175,567
19,148	OFG Bancorp	250,456
38,611	Old National Bancorp	540,168
22,011	Pacific Premier Bancorp, Inc.	462,451
60,527	PacWest Bancorp	1,106,131
3,474	Peapack-Gladstone Financial Corp.	56,557
139,076	People’s United Financial, Inc.	1,500,630
22,669	Pinnacle Financial Partners, Inc.	898,146
15,320	PNC Financial Services Group, Inc.	1,634,184
38,556	Popular, Inc.	1,430,813
3,516	Preferred Bank	130,971
25,627	Prosperity Bancshares, Inc.	1,423,836
142,583	Regions Financial Corp.	1,548,451
9,931	S&T Bancorp, Inc.	213,517
9,322	Sandy Spring Bancorp, Inc.	215,525
12,188	Seacoast Banking Corp. of Florida (a)	230,109
15,726	Signature Bank	1,612,387
30,976	Simmons First National Corp.	513,892
8,101	Southside Bancshares, Inc.	224,398
103,930	Sterling Bancorp	1,169,213
8,140	SVB Financial Group (a)	1,825,558
73,835	Synovus Financial Corp.	1,487,775
38,935	TCF Financial Corp.	1,070,323
28,140	Texas Capital Bancshares, Inc. (a)	934,811
13,642	The Bancorp, Inc. (a)	128,644
2,399	Tompkins Financial Corp.	154,807
5,165	TriCo Bancshares	144,620
7,448	Triumph Bancorp, Inc. (a)	195,138
42,989	Truist Financial Corp.	1,610,368
14,780	Trustmark Corp.	332,846
12,303	UMB Financial Corp.	612,689
36,010	United Bankshares, Inc.	947,783
22,754	United Community Banks, Inc.	407,979
5,783	Univest Corp. of Pennsylvania	88,422
101,476	Valley National Bancorp	758,026
34,068	Webster Financial Corp.	929,034
12,584	WesBanco, Inc.	249,541
7,150	Westamerica Bancorp	431,574
43,706	Western Alliance Bancorp	1,571,231

24,168	Wintrust Financial Corp.	1,034,390
48,643	Zions Bancorp	1,579,438

		73,116,983

Management of Companies and Enterprises - 4.5%
14,999	Banc of California, Inc.	160,789
3,255	Bryn Mawr Bank Corp.	84,760
22,507	Cullen/Frost Bankers, Inc.	1,621,854
5,799	First Foundation, Inc.	89,131
10,672	First Interstate BancSystem, Inc.	310,662
2,704	Franklin Financial Network, Inc.	71,386
9,609	National Bank Holdings Corp.	266,938
3,014	Park National Corp.	258,481
11,243	Renasant Corp.	261,175
9,261	ServisFirst Bancshares, Inc.	338,860
12,896	South State Corp.	614,623
76,057	Umpqua Holdings Corp.	825,218
18,041	Veritex Holdings, Inc.	301,646

		5,205,523

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
2,818	CBTX, Inc.	44,496
2,321	QCR Holdings, Inc.	69,351
8,278	TriState Capital Holdings, Inc. (a)	109,684

		223,531

	TOTAL COMMON STOCKS (Cost $77,595,108)	$78,546,037

SHORT TERM INVESTMENTS - 22.1%
Money Market Funds - 22.1%
1,499,291	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$1,499,291
23,901,565	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	23,901,565

	TOTAL SHORT TERM INVESTMENTS (Cost $25,400,856)	$25,400,856

	TOTAL INVESTMENTS (Cost $102,995,964) - 90.5% (c)	$103,946,893
	Other Assets in Excess of Liabilities - 9.5%	10,884,557

	TOTAL NET ASSETS - 100.0%	$114,831,450

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,446,885.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Regional Banks Select Industry Index	0.4809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	71,799	$77,988,552	$6,871,284
Total return of S&P Regional Banks Select Industry Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/16/2020	77,581	92,215,357	(905,597)
Total return of S&P Regional Banks Select Industry Index	0.7809% representing 1 month LIBOR rate + spread	Citibank N.A.	12/17/2020	24,440	34,628,818	(5,796,756)
Total return of S&P Regional Banks Select Industry Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	4/19/2021	52,336	61,151,800	519,218

					$265,984,527	$688,149

Direxion Daily Retail Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 59.8%
Administrative and Support Services - 0.7%
127	Booking Holdings, Inc. (a)	$211,091

Broadcasting (except Internet) - 0.9%
23,322	Qurate Retail, Inc. (a)	254,443

Clothing and Clothing Accessories Stores - 10.1%
18,476	Abercrombie & Fitch Co. Class A	177,924
17,194	American Eagle Outfitters, Inc.	171,940
8,945	Boot Barn Holdings, Inc. (a)	173,175
4,370	Childrens Place Retail Stores, Inc. (b)	106,672
23,935	Designer Brands, Inc.	141,456
19,527	Gap, Inc.	261,076
21,045	Guess?, Inc. (b)	217,605
13,151	L Brands, Inc.	321,016
11,674	Nordstrom, Inc. (b)	159,817
2,226	Ross Stores, Inc.	199,605
18,182	Signet Jewelers Ltd.	195,275
9,317	The Buckle, Inc.	149,352
1,728	Tiffany & Co.	216,622
3,924	TJX Companies, Inc.	204,009
11,808	Urban Outfitters, Inc. (a)(b)	195,304
4,948	Zumiez, Inc. (a)	114,299

		3,005,147

Data Processing, Hosting and Related Services - 0.7%
3,879	Shutterstock, Inc.	210,785

Electronics and Appliance Stores - 0.9%
2,647	Best Buy Co., Inc.	263,615

Food and Beverage Stores - 3.9%
6,308	Grocery Outlet Holding Corp. (a)	277,489
3,408	Grubhub, Inc. (a)	246,194
1,847	Ingles Markets, Inc.	74,342
6,380	Kroger Co.	221,960
8,945	Sprouts Farmers Market, Inc. (a)	235,969
2,278	Weis Markets, Inc.	113,490

		1,169,444

Food Services and Drinking Places - 1.7%
1,361	Casey’s General Stores, Inc.	216,658
1,114	Wayfair, Inc. (a)(b)	296,424

		513,082

General Merchandise Stores - 9.2%
6,134	Big Lots, Inc.	241,311
6,164	BJ’s Wholesale Club Holdings, Inc. (a)	246,868
1,012	Burlington Stores, Inc. (a)	190,256
690	Costco Wholesale Corp.	224,616
1,119	Dollar General Corp.	213,058
2,344	Dollar Tree, Inc. (a)	218,812
1,863	Five Below, Inc. (a)	202,899
8,864	Kohl’s Corp.	168,771
28,194	Macy’s, Inc. (b)	170,856
2,587	PriceSmart, Inc.	169,112
1,761	Target Corp.	221,675
1,737	Tractor Supply Co.	247,939
1,748	Wal-Mart Stores, Inc.	226,191

		2,742,364

Health and Personal Care Stores - 2.7%
6,078	Petmed Express, Inc. (b)	189,634
15,628	Rite Aid Corp. (a)	236,920
908	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	175,235
4,971	Walgreens Boots Alliance, Inc.	202,369

		804,158

Merchant Wholesalers, Durable Goods - 0.3%
949	America’s Car-Mart, Inc. (a)	90,307

Merchant Wholesalers, Nondurable Goods - 0.7%
6,962	Foot Locker, Inc.	204,613

Miscellaneous Manufacturing - 0.8%
7,312	National Vision Holdings, Inc. (a)	233,911

Miscellaneous Store Retailers - 5.4%
8,487	1-800-Flowers.com, Inc. (a)	239,758
4,276	Chewy, Inc. (a)(b)	224,447
2,580	Etsy, Inc. (a)	305,420
2,256	Ollie’s Bargain Outlet Holdings, Inc. (a)	237,106
8,266	Rent-A-Center, Inc.	239,053
15,291	Sally Beauty Holdings, Inc. (a)	177,528
8,167	The ODP Corp.	180,246

		1,603,558

Motor Vehicle and Parts Dealers - 9.2%
1,516	Advance Auto Parts, Inc.	227,612
2,706	Asbury Automotive Group, Inc. (a)	271,006
5,233	AutoNation, Inc. (a)	268,662
187	AutoZone, Inc. (a)	225,788
2,287	CarMax, Inc. (a)	221,771
1,850	Carvana Co. (a)(b)	286,658
3,119	Group 1 Automotive, Inc.	262,058
2,951	MarineMax, Inc. (a)	81,861
1,878	Murphy USA, Inc. (a)	248,666
501	O’Reilly Automotive, Inc. (a)	239,167
5,182	Penske Automotive Group, Inc.	232,257
4,703	Sonic Automotive, Inc.	179,278

		2,744,784

Nonstore Retailers - 5.0%
81	Amazon.com, Inc. (a)	256,339
4,319	eBay, Inc.	238,754
10,421	Overstock.com, Inc. (a)	787,724
8,781	Stitch Fix, Inc. (a)(b)	194,499

		1,477,316

Professional, Scientific, and Technical Services - 2.3%
7,667	Groupon, Inc. (a)	117,689
29,486	Magnite, Inc. (a)	177,063
9,311	Quotient Technology, Inc. (a)	74,581
1,205	Stamps.Com., Inc. (a)	313,637

		682,970

Repair and Maintenance - 0.7%
3,627	Monro Muffler Brake, Inc.	204,200

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
8,807	Camping World Holdings, Inc.	322,512

Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.6%
5,223	Dick’s Sporting Goods, Inc.	238,273
5,068	Hibbett Sports, Inc. (a)	117,527
6,553	Sportsman’s Warehouse Holdings, Inc. (a)	105,438

		461,238

Support Activities for Transportation - 0.7%
2,494	Expedia, Inc.	202,039

Truck Transportation - 1.2%
1,612	Lithia Motors, Inc. Class A	369,390

	TOTAL COMMON STOCKS (Cost $14,867,191)	$17,770,967

SHORT TERM INVESTMENTS - 38.5%
Money Market Funds - 38.5%
4,781,091	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$4,781,091
6,696,708	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	6,696,708

	TOTAL SHORT TERM INVESTMENTS (Cost $11,477,799)	$11,477,799

	TOTAL INVESTMENTS (Cost $26,344,990) - 98.3% (e)	$29,248,766
	Other Assets in Excess of Liabilities - 1.7%	521,588

	TOTAL NET ASSETS - 100.0%	$29,770,354

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,457,388.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Retail Select Industry® Index	0.5309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/8/2020	1,851	$5,856,147	$3,235,961
Total return of S&P Retail Select Industry® Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	5,527	24,932,986	2,207,462
Total return of S&P Retail Select Industry® Index	0.5809% representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	5,300	20,179,095	5,857,976
Total return of S&P Retail Select Industry® Index	0.4309% representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	882	4,279,230	52,992
Total return of S&P Retail Select Industry® Index	0.4309% representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	1,007	4,999,089	(53,011)

					$60,246,547	$11,301,380

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 43.8%
710,522	Global X Robotics & Artificial Intelligence ETF (a)	$17,990,417

	TOTAL INVESTMENT COMPANIES (Cost $16,238,614)	$17,990,417

SHORT TERM INVESTMENTS - 38.5%
Money Market Funds - 38.5%
7,023,845	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$7,023,845
8,806,478	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	8,806,478

	TOTAL SHORT TERM INVESTMENTS (Cost $15,830,323)	$15,830,323

	TOTAL INVESTMENTS (Cost $32,068,937) - 82.3% (c)	$33,820,740
	Other Assets in Excess of Liabilities - 17.7%	7,253,182

	TOTAL NET ASSETS - 100.0%	$41,073,922

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,703,653.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.6368% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	685,839	$17,423,601	$(61,471)
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.8309% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2020	137,807	3,183,520	309,668
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.7309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	873,059	19,072,095	3,047,381
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	2,459,472	55,240,278	7,123,573

					$94,919,494	$10,419,151

Direxion Daily S&P 500® High Beta Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 41.9%
Accommodation - 0.5%
11,139	MGM Resorts International	$179,227

Administrative and Support Services - 0.4%
499	Moody’s Corp.	140,369

Air Transportation - 0.8%
4,267	Alaska Air Group, Inc.	146,956
5,367	United Continental Holdings, Inc. (a)	168,416

		315,372

Amusement, Gambling, and Recreation Industries - 0.7%
742	Global Payments, Inc.	132,091
1,767	Wynn Resorts Ltd.	127,984

		260,075

Apparel Manufacturing - 0.5%
3,634	PVH Corp.	176,830

Broadcasting (except Internet) - 1.0%
5,612	Dish Network Corp. (a)	180,201
8,096	ViacomCBS, Inc. Class B	211,063

		391,264

Chemical Manufacturing - 0.4%
2,538	LyondellBasell Industries N.V. Class A ADR (Netherlands)	158,676

Clothing and Clothing Accessories Stores - 1.4%
19,469	Gap, Inc.	260,300
11,834	L Brands, Inc.	288,868

		549,168

Computer and Electronic Product Manufacturing - 2.9%
447	Broadcom, Inc.	141,587
1,629	Microchip Technology, Inc.	165,718
2,742	Micron Technology, Inc. (a)	137,251
438	NVIDIA Corp.	185,970
1,202	Qorvo, Inc. (a)	154,036
1,182	Skyworks Solutions, Inc.	172,076
3,397	Western Digital Corp.	146,411

		1,103,049

Credit Intermediation and Related Activities - 6.9%
1,572	American Express Co.	146,699
5,733	Bank of America Corp.	142,637
2,464	Capital One Financial Corp.	157,203
3,350	Citigroup, Inc.	167,533
6,895	Citizens Financial Group, Inc.	171,065
4,057	Comerica, Inc.	156,276
4,255	Discover Financial Services	210,325
8,543	Fifth Third Bancorp	169,664
1,304	JPMorgan Chase & Co.	126,019
14,089	KeyCorp	169,209
1,262	PNC Financial Services Group, Inc.	134,618
13,699	Regions Financial Corp.	148,771
2,093	State Street Corp.	133,512
767	SVB Financial Group (a)	172,015
8,471	Synchrony Financial	187,463
3,713	Truist Financial Corp.	139,089
4,721	Wells Fargo & Co.	114,531

		2,646,629

Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
5,685	Corning, Inc.	176,235
1,488	Eaton Corp PLC ADR (Ireland)	138,577
1,223	Whirlpool Corp.	199,496

		514,308

Fabricated Metal Product Manufacturing - 0.9%
881	Parker Hannifin Corp.	157,629
1,323	Stanley Black & Decker, Inc.	202,842

		360,471

Food Services and Drinking Places - 0.4%
2,073	Darden Restaurants, Inc.	157,341

General Merchandise Stores - 0.4%
7,409	Kohl’s Corp.	141,067

Insurance Carriers and Related Activities - 3.3%
5,573	American International Group, Inc.	179,116
6,729	Lincoln National Corp.	250,790
4,079	Loews Corp.	148,516
4,010	MetLife, Inc.	151,779
3,917	Principal Financial Group, Inc.	166,198
2,663	Prudential Financial, Inc.	168,754
11,117	Unum Group	191,546

		1,256,699

Leather and Allied Product Manufacturing - 0.4%
11,444	Tapestry, Inc.	152,892

Machinery Manufacturing - 2.2%
2,708	Applied Materials, Inc.	174,206
9,961	Baker Hughes, a GE Co.	154,296
578	Lam Research Corp.	217,998
11,776	National Oilwell Varco, Inc.	135,542
18,005	TechnipFMC PLC (United Kingdom)	144,580

		826,622

Merchant Wholesalers, Durable Goods - 1.7%
827	KLA-Tencor Corp.	165,259
4,645	Leggett & Platt, Inc.	186,218
5,029	LKQ Corp. (a)	141,768
5,188	WestRock Co.	139,350

		632,595

Mining (except Oil and Gas) - 0.6%
16,542	Freeport-McMoRan Copper & Gold, Inc.	213,723

Miscellaneous Manufacturing - 0.9%
574	Align Technology, Inc. (a)	168,653
5,092	Textron, Inc.	177,914

		346,567

Oil and Gas Extraction - 2.1%
13,855	Apache Corp.	212,674
12,513	Devon Energy Corp.	131,261
21,612	Marathon Oil Corp.	118,650
17,604	Noble Energy, Inc.	175,864
10,521	Occidental Petroleum Corp.	165,601

		804,050

Petroleum and Coal Products Manufacturing - 1.4%
1,336	Chevron Corp.	112,144
3,125	ConocoPhillips	116,844
4,814	Marathon Petroleum Corp.	183,895
2,110	Valero Energy Corp.	118,645

		531,528

Professional, Scientific, and Technical Services - 0.5%
10,664	DXC Technology Co.	190,992

Publishing Industries (except Internet) - 0.4%
515	Paycom Software, Inc. (a)	146,451

Real Estate - 1.7%
2,184	Simon Property Group, Inc.	136,173
2,630	SL Green Realty Corp.	122,295
4,481	Ventas, Inc.	171,891

8,140	Weyerhaeuser Co.	226,373

		656,732

Rental and Leasing Services - 0.5%
1,227	United Rentals, Inc. (a)	190,639

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.9%
1,575	Ameriprise Financial, Inc.	241,967
3,791	Dow, Inc.	155,659
3,733	E*TRADE Financial Corp.	189,524
19,176	Invesco Ltd.	192,527
3,548	Morgan Stanley	173,426
1,910	Raymond James Financial, Inc.	132,707

		1,085,810

Support Activities for Mining - 2.1%
3,127	Diamondback Energy, Inc.	124,642
16,206	Halliburton Co.	232,232
2,715	Hess Corp.	133,605
1,617	Pioneer Natural Resources Co.	156,720
8,010	Schlumberger Ltd.	145,301

		792,500

Transportation Equipment Manufacturing - 0.9%
1,970	Aptiv PLC ADR (Ireland)	153,168
1,148	Boeing Co.	181,384

		334,552

Utilities - 0.3%
4,778	ONEOK, Inc.	133,354

Water Transportation - 1.5%
12,496	Carnival Corp. (b)	173,444
14,838	Norwegian Cruise Line Holdings Ltd. (a)(b)	202,390
4,084	Royal Caribbean Cruises Ltd. ADR (Liberia)	198,932

		574,766

	TOTAL COMMON STOCKS (Cost $16,383,161)	$15,964,318

WARRANTS - 0.1%
Oil and Gas Extraction - 0.1%
2,025	Occidental Petroleum Corp. (a)
	Expiration: 08/03/2027 Exercise Price: 22.00	$11,340

	TOTAL WARRANTS (Cost $–)	$11,340

SHORT TERM INVESTMENTS - 41.4%
Money Market Funds - 41.4%
13,045,888	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$13,045,888
2,710,128	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	2,710,128

	TOTAL SHORT TERM INVESTMENTS (Cost $15,756,016)	$15,756,016

	TOTAL INVESTMENTS (Cost $32,139,177) - 83.4% (e)	$31,731,674
	Other Assets in Excess of Liabilities - 16.6%	6,348,256

	TOTAL NET ASSETS - 100.0%	$38,079,930

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,699,675.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® High Beta Index	0.5368% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	2,768	$26,433,961	$257,200
Total return of S&P 500® High Beta Index	0.6309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	3,018	30,480,691	(1,366,301)
Total return of S&P 500® High Beta Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	3,436	27,814,810	5,436,877
Total return of S&P 500® High Beta Index	0.6609% representing 1 month LIBOR rate + spread	J.P. Morgan	6/28/2021	979	9,874,864	(392,859)

					$94,604,326	$3,934,917

Direxion Daily S&P 500® High Beta Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.9%
Money Market Funds - 70.9%
27,501,241	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$27,501,241
16,552,198	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	16,552,198

	TOTAL SHORT TERM INVESTMENTS (Cost $44,053,439) (b)	$44,053,439

	TOTAL INVESTMENTS (Cost $44,053,439) - 70.9%	$44,053,439
	Other Assets in Excess of Liabilities - 29.1%	18,084,035

	TOTAL NET ASSETS - 100.0%	$62,137,474

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,053,439.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1868% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Bank of America Merrill Lynch	12/3/2020	8,216	$78,287,143	$(930,185)
0.1809% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	UBS Securities LLC	12/7/2020	4,339	40,982,530	(924,432)
0.3009% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	Credit Suisse Capital LLC	12/11/2020	4,896	44,956,621	(2,351,588)
(0.0691)% representing 1 month LIBOR rate + spread	Total return of S&P 500® High Beta Index	J.P. Morgan	6/29/2021	1,900	17,516,449	(842,058)

					$181,742,743	$(5,048,263)

Direxion Daily S&P Biotech Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 52.0%
Ambulatory Health Care Services - 1.6%
54,354	CareDx, Inc. (a)	$1,812,706
141,708	Invitae Corp. (a)(b)	4,137,874
29,944	Kura Oncology, Inc. (a)	492,279
16,956	Y-mAbs Therapeutics, Inc. (a)	595,664

		7,038,523

Chemical Manufacturing - 37.7%
24,775	AbbVie, Inc.	2,351,395
49,974	ACADIA Pharmaceuticals, Inc. (a)	2,077,419
24,022	Acceleron Pharma, Inc. (a)	2,382,262
102,552	Achillion Pharmaceuticals, Inc. CVR (a)	-
83,073	Adverum Biotechnologies, Inc. (a)	1,393,134
48,597	Agios Pharmaceuticals, Inc. (a)	2,202,416
102,846	Akebia Therapeutics, Inc. (a)	1,148,790
20,951	Alexion Pharmaceuticals, Inc. (a)	2,147,268
140,045	Alkermes PLC ADR (Ireland) (a)	2,522,210
30,530	Allakos, Inc. (a)(b)	2,291,887
18,263	Alnylam Pharmaceuticals, Inc. (a)	2,662,015
10,507	Amgen, Inc.	2,570,748
209,611	Amicus Therapeutics, Inc. (a)	3,028,879
37,979	Arcus Biosciences, Inc. (a)	747,427
37,376	Arena Pharmaceuticals, Inc. (a)	2,294,513
18,010	Assembly Biosciences, Inc. (a)	399,822
360,095	Athersys, Inc. (a)(b)	921,843
533,997	BioCryst Pharmaceuticals, Inc. (a)	2,173,368
8,191	Biogen, Inc. (a)	2,249,986
21,653	BioMarin Pharmaceutical, Inc. (a)	2,594,246
35,831	bluebird bio, Inc. (a)	2,174,942
32,772	Blueprint Medicines Corp. (a)	2,398,255
79,920	BridgeBio Pharma, Inc. (a)(b)	2,248,949
203,660	Catalyst Pharmaceuticals, Inc. (a)	875,738
35,197	ChemoCentryx, Inc. (a)	1,855,234
338,896	Clovis Oncology, Inc. (a)(b)	1,962,208
142,489	Coherus BioSciences, Inc. (a)(b)	2,506,381
37,523	Constellation Pharmaceuticals, Inc. (a)	1,008,993
76,519	Corbus Pharmaceuticals Holdings, Inc. (a)(b)	479,774
21,492	Cue Biopharma, Inc. (a)	406,414
53,168	CytomX Therapeutics, Inc. (a)	372,708
42,236	Deciphera Pharmaceuticals, Inc. (a)	1,958,483
40,783	Denali Therapeutics, Inc. (a)	955,138
66,100	Dicerna Pharmaceuticals, Inc. (a)	1,421,150
141,020	Dynavax Technologies Corp. (a)(b)	1,143,672
19,274	Eagle Pharmaceuticals, Inc. (a)	894,121
33,319	Emergent Biosolutions, Inc. (a)	3,706,406
19,699	Enanta Pharmaceuticals, Inc. (a)	903,199
52,686	Esperion Therapeutics, Inc. (a)(b)	1,982,574
60,045	FibroGen, Inc. (a)	2,430,021
71,777	Flexion Therapeutics, Inc. (a)(b)	974,014
28,564	G1 Therapeutics, Inc. (a)	419,034
40,273	Gossamer Bio, Inc. (a)	480,054
100,365	Halozyme Therapeutics, Inc. (a)	2,728,924
87,321	Heron Therapeutics, Inc. (a)	1,422,459
34,123	Homology Medicines, Inc. (a)	448,717
242,706	Immunogen, Inc. (a)	997,522
74,048	Immunomedics, Inc. (a)	3,127,047
24,877	Incyte Corp. (a)	2,456,852
84,230	Insmed, Inc. (a)	2,200,088
58,416	Intellia Therapeutics, Inc. (a)(b)	1,040,389
30,481	Intercept Pharmaceuticals, Inc. (a)	1,391,153
39,273	Ionis Pharmaceuticals, Inc. (a)	2,260,554
212,030	Ironwood Pharmaceuticals, Inc. Class A (a)	1,944,315
177,564	Kadmon Holdings, Inc. (a)	649,884
20,352	Karuna Therapeutics, Inc. (a)	1,664,794
137,156	Karyopharm Therapeutics, Inc. (a)	2,201,354
18,501	Krystal Biotech, Inc. (a)	763,906
20,959	Ligand Pharmaceuticals, Inc. (a)	2,455,976
24,282	MacroGenics, Inc. (a)	616,763
18,241	Madrigal Pharmaceuticals, Inc. (a)	1,871,709
28,058	Mersana Therapeutics Inc. (a)	557,793
73,791	Momenta Pharmaceuticals, Inc. (a)	2,176,097
127,229	Myriad Genetics, Inc. (a)	1,535,654
19,946	Neurocrine Biosciences, Inc. (a)	2,400,701
50,276	Novavax, Inc. (a)(b)	7,194,496
923,767	OPKO Health, Inc. (a)(b)	4,757,400
120,921	PDL BioPharma, Inc. (a)	384,529
28,122	Principia Biopharma, Inc. (a)	2,350,999
27,625	Prothena Corp. PLC (a)	338,130
46,523	PTC Therapeutics, Inc. (a)	2,155,411
117,492	Puma Biotechnology, Inc. (a)	1,211,342
69,809	Radius Health, Inc. (a)	876,103
3,913	Regeneron Pharmaceuticals, Inc. (a)	2,473,290
51,026	REGENXBIO, Inc. (a)	1,688,961

41,324	Retrophin, Inc. (a)	821,521
20,761	Rhythm Pharmaceuticals, Inc. (a)	399,026
35,598	Rocket Pharmaceuticals, Inc. (a)	837,621
63,280	Sage Therapeutics, Inc. (a)	2,883,670
172,197	Sangamo Therapeutics, Inc. (a)	1,864,893
14,391	Sarepta Therapeutics, Inc. (a)	2,209,306
15,135	Seattle Genetics, Inc. (a)	2,516,496
133,169	Spectrum Pharmaceuticals, Inc. (a)	398,175
133,287	TG Therapeutics, Inc. (a)	2,609,759
38,469	Translate Bio, Inc. (a)	584,344
24,211	Turning Point Therapeutics, Inc. (a)	1,434,018
42,289	Twist Bioscience Corp. (a)	2,369,876
33,663	Ultragenyx Pharmaceutical, Inc. (a)	2,631,100
19,832	United Therapeutics Corp. (a)	2,210,673
78,059	Vanda Pharmaceuticals, Inc. (a)	786,835
51,896	Veracyte, Inc. (a)	1,851,130
78,703	Vericel Corp. (a)	1,297,812
8,527	Vertex Pharmaceuticals, Inc. (a)	2,319,344
46,692	Xencor, Inc. (a)	1,404,962

		163,490,963

Merchant Wholesalers, Nondurable Goods - 1.8%
120,553	Aimmune Therapeutics, Inc. (a)(b)	1,592,505
86,619	Atara Biotherapeutics, Inc. (a)	1,073,209
33,484	BioXcel Therapeutics, Inc. (a)(b)	1,518,834
36,569	Global Blood Therapeutics, Inc. (a)	2,467,676
125,900	Viking Therapeutics, Inc. (a)	883,818
153,414	ZIOPHARM Oncology, Inc. (a)(b)	455,640

		7,991,682

Miscellaneous Manufacturing - 1.6%
17,625	Anika Therapeutics, Inc. (a)	641,550
175,956	Inovio Pharmaceuticals, Inc. (a)(b)	3,420,585
22,376	Mirati Therapeutics, Inc. (a)	2,714,432

		6,776,567

Professional, Scientific, and Technical Services - 8.3%
164,810	Agenus, Inc. (a)	501,022
39,862	Alector, Inc. (a)	624,638
54,806	Allogene Therapeutics, Inc. (a)	2,009,736
40,626	AnaptysBio, Inc. (a)	729,643
73,950	Apellis Pharmaceuticals, Inc. (a)	1,914,566
73,194	Ardelyx, Inc. (a)	413,546
70,016	Arrowhead Pharmaceuticals, Inc. (a)	3,015,589
48,259	Athenex, Inc. (a)	512,028
22,703	AVROBIO, Inc. (a)	384,816
34,705	Biohaven Pharmaceutical Holding Co. Ltd (a)	2,222,508
81,594	CEL SCI Corp. (a)(b)	1,020,741
52,245	Cytokinetics, Inc. (a)	1,129,537
80,295	Editas Medicine, Inc. (a)	2,357,461
89,316	Epizyme, Inc. (a)	1,236,133
26,833	Exact Sciences Corp. (a)	2,542,427
102,299	Exelixis, Inc. (a)	2,362,084
74,500	Fate Therapeutics, Inc. (a)	2,329,615
7,798	IGM Biosciences, Inc. (a)(b)	391,928
28,273	Kodiak Sciences, Inc. (a)	1,309,888
36,950	Moderna, Inc. (a)(b)	2,737,995
55,958	Natera, Inc. (a)	2,687,103
289,999	Sorrento Therapeutics, Inc. (a)(b)	2,586,791
12,054	Viela Bio, Inc. (a)(b)	441,297
33,590	Voyager Therapeutics, Inc. (a)	371,841

		35,832,933

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
31,287	Gilead Sciences, Inc.	2,175,385

Support Activities for Transportation - 0.5%
77,652	Iovance Biotherapeutics, Inc. (a)	2,257,344

	TOTAL COMMON STOCKS
	(Cost $236,766,594)	$225,563,397

SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
117,329,169	Dreyfus Government Cash Management Institutional Shares, 0.07% (c)(d)	$117,329,169
88,910,909	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (c)	88,910,909

	TOTAL SHORT TERM INVESTMENTS (Cost $206,240,078)	$206,240,078

	TOTAL INVESTMENTS (Cost $443,006,672) - 99.6% (e)	$431,803,475
	Other Assets in Excess of Liabilities - 0.4%	1,489,830

	TOTAL NET ASSETS - 100.0%	$433,293,305

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at July 31, 2020.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $251,002,319.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Biotechnology Select Industry Index	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	9/16/2020	3,630	$23,281,630	$7,152,936
Total return of S&P Biotechnology Select Industry Index	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	8,000	48,332,385	18,913,937
Total return of S&P Biotechnology Select Industry Index	0.3868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	17,088	102,741,299	41,805,526
Total return of S&P Biotechnology Select Industry Index	0.3309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2020	18,383	162,896,463	(7,209,364)
Total return of S&P Biotechnology Select Industry Index	0.5209% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	27,026	238,616,374	(9,775,284)
Total return of S&P Biotechnology Select Industry Index	0.4809% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/18/2020	32,835	253,270,234	24,407,343
Total return of S&P Biotechnology Select Industry Index	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	920	6,546,888	1,211,427
Total return of S&P Biotechnology Select Industry Index	0.7309% representing 1 month LIBOR rate + spread	BNP Paribas	4/21/2021	9,000	50,727,754	25,367,770
Total return of S&P Biotechnology Select Industry Index	0.4309% representing 1 month LIBOR rate + spread	J.P. Morgan	6/21/2021	9,967	83,240,789	1,135,238

					$969,653,816	$103,009,529

Direxion Daily S&P Biotech Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.6%
Money Market Funds - 67.6%
22,519,265	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$22,519,265
35,810,569	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	35,810,569

	TOTAL SHORT TERM INVESTMENTS (Cost $58,329,834) (b)	$58,329,834

	TOTAL INVESTMENTS (Cost $58,329,834) - 67.6%	$58,329,834
	Other Assets in Excess of Liabilities - 32.4%	27,996,078

	TOTAL NET ASSETS - 100.0%	$86,325,912

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,329,834.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
0.0909% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	12/7/2020	9,029	$77,899,889	$1,426,853
0.1868% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Bank of America Merrill Lynch	12/10/2020	3,207	17,856,599	(9,294,332)
0.1309% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/11/2020	12,344	108,849,447	4,303,912
0.0309% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	J.P. Morgan	6/21/2021	6,000	47,672,329	(3,150,941)

					$252,278,264	$(6,714,508)

Direxion Daily Semiconductor Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 52.9%
Computer and Electronic Product Manufacturing - 43.6%
485,823	Advanced Micro Devices, Inc. (a)	$37,617,275
231,413	Analog Devices, Inc.	26,577,783
179,471	Broadcom, Inc.	56,847,439
26,607	Cabot Microelectronics Corp.	4,010,207
53,423	Cirrus Logic, Inc. (a)	3,661,078
98,980	Cree, Inc. (a)	6,821,702
830,683	Intel Corp.	39,648,500
608,879	Marvell Technology Group Ltd.	22,205,817
244,016	Maxim Integrated Products, Inc.	16,615,049
224,524	Microchip Technology, Inc.	22,840,827
545,554	Micron Technology, Inc. (a)	27,307,705
50,304	MKS Instruments, Inc.	6,410,742
40,937	Monolithic Power Systems, Inc.	10,848,714
147,244	NVIDIA Corp.	62,518,330
255,369	NXP Semiconductors NV	30,013,519
375,249	ON Semiconductor Corp. (a)	7,730,129
105,008	Qorvo, Inc. (a)	13,456,775
646,329	Qualcomm, Inc.	68,258,806
59,627	Semtech Corp. (a)	3,323,013
152,690	Skyworks Solutions, Inc.	22,228,610
519,323	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	40,969,391
151,709	Teradyne, Inc.	13,496,033
440,249	Texas Instruments, Inc.	56,153,760
222,537	Xilinx, Inc.	23,889,347

		623,450,551

Machinery Manufacturing - 6.4%
465,253	Applied Materials, Inc.	29,929,726
70,350	ASML Holding NV (Netherlands) ADR	24,884,202
95,515	Lam Research Corp.	36,024,437

		90,838,365

Merchant Wholesalers, Durable Goods - 2.6%
123,192	Entegris, Inc.	8,858,737
141,896	KLA-Tencor Corp.	28,355,077

		37,213,814

Primary Metal Manufacturing - 0.3%
39,989	Silicon Laboratories, Inc. (a)	4,019,294

	TOTAL COMMON STOCKS (Cost $696,554,187)	$755,522,024

SHORT TERM INVESTMENTS - 31.0%
Money Market Funds - 31.0%
215,642,107	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$215,642,107
227,922,684	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	227,922,684

	TOTAL SHORT TERM INVESTMENTS (Cost $443,564,791)	$443,564,791

	TOTAL INVESTMENTS (Cost $1,140,118,978) - 83.9% (c)	$1,199,086,815
	Other Assets in Excess of Liabilities - 16.1%	230,418,581

	TOTAL NET ASSETS - 100.0%	$1,429,505,396

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $786,143,896.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of PHLX Semiconductor Sector Index	0.4368% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	130,396	$186,008,281	$93,494,988
Total return of PHLX Semiconductor Sector Index	0.5709% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2020	234,049	358,511,063	143,018,776
Total return of PHLX Semiconductor Sector Index	0.4809% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	381,633	772,843,487	42,690,934
Total return of PHLX Semiconductor Sector Index	0.5709% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	280,235	516,054,621	83,663,291
Total return of PHLX Semiconductor Sector Index	0.6609% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	325,048	633,352,462	61,752,642
Total return of PHLX Semiconductor Sector Index	0.3809% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	245,593	465,097,745	60,484,720
Total return of PHLX Semiconductor Sector Index	0.3809% representing 1 month LIBOR rate + spread	BNP Paribas	7/21/2021	14,215	29,529,417	849,909
Total return of PHLX Semiconductor Sector Index	0.3809% representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	42,554	89,589,796	1,359,492

					$3,050,986,872	$487,314,752

Direxion Daily Semiconductor Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 94.7%
Money Market Funds - 94.7%
57,406,728	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$57,406,728
57,148,026	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	57,148,026

	TOTAL SHORT TERM INVESTMENTS (Cost $114,554,754) (b)	$114,554,754

	TOTAL INVESTMENTS (Cost $114,554,754) - 94.7%	$114,554,754
	Other Assets in Excess of Liabilities - 5.3%	6,457,043

	TOTAL NET ASSETS - 100.0%	$121,011,797

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at July 31, 2020.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $114,554,754.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2809% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Credit Suisse Capital LLC	12/9/2020	20,255	$38,773,319	$(4,555,642)
0.2368% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Bank of America Merrill Lynch	12/9/2020	22,138	28,459,598	(19,044,613)
0.1309% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	UBS Securities LLC	12/9/2020	17,059	21,930,268	(14,689,071)
0.0309% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	J.P. Morgan	12/9/2020	38,919	80,179,489	(3,010,232)
0.3426% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/11/2020	52,695	109,354,168	(3,272,829)
0.0809% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	7/21/2021	9,203	18,005,363	(1,666,573)
0.0809% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	BNP Paribas	8/18/2021	9,662	19,853,348	(799,378)

					$316,555,553	$(47,038,338)

Direxion Daily Technology Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 55.1%
Administrative and Support Services - 4.2%
78,552	Accenture PLC Class A ADR (Ireland)	$17,656,919
52,994	Automatic Data Processing, Inc.	7,043,432
14,157	Broadridge Financial Solutions, Inc.	1,901,851
10,331	FleetCor Technologies, Inc. (a)	2,671,287
10,996	Gartner, Inc. (a)	1,370,541
208,034	Visa, Inc. Class A	39,609,674

		70,253,704

Amusement, Gambling, and Recreation Industries - 0.4%
36,885	Global Payments, Inc.	6,566,268

Computer and Electronic Product Manufacturing - 24.8%
144,417	Advanced Micro Devices, Inc. (a)	11,182,208
36,485	Amphenol Corp. Class A	3,858,654
45,429	Analog Devices, Inc.	5,217,521
502,399	Apple, Inc.	213,539,671
6,629	Arista Networks, Inc. (a)	1,722,015
49,299	Broadcom, Inc.	15,615,458
522,943	Cisco Systems, Inc.	24,630,615
16,134	FLIR System, Inc.	672,142
16,543	Fortinet, Inc. (a)	2,287,897
176,327	HP, Inc.	3,099,829
522,093	Intel Corp.	24,919,499
109,486	International Business Machines Corp.	13,460,209
23,063	Keysight Technologies, Inc. (a)	2,303,763
32,877	Maxim Integrated Products, Inc.	2,238,595
30,251	Microchip Technology, Inc.	3,077,434
137,142	Micron Technology, Inc. (a)	6,864,643
20,973	Motorola Solutions, Inc.	2,932,025
27,273	NetApp, Inc.	1,208,194
75,854	NVIDIA Corp.	32,206,850
14,148	Qorvo, Inc. (a)	1,813,066
138,714	Qualcomm, Inc.	14,649,586
27,847	Seagate Technology PLC (Ireland)	1,259,241
20,572	Skyworks Solutions, Inc.	2,994,872
113,170	Texas Instruments, Inc.	14,434,833
36,959	Western Digital Corp.	1,592,933
29,985	Xilinx, Inc.	3,218,890
6,547	Zebra Technologies Corp. Class A (a)	1,838,070

		412,838,713

Credit Intermediation and Related Activities - 2.8%
76,184	Fidelity National Information Services, Inc.	11,146,481
108,982	MasterCard, Inc. Class A	33,624,217
50,669	Western Union Co.	1,230,243

		46,000,941

Data Processing, Hosting and Related Services - 0.5%
69,343	Fiserv, Inc. (a)	6,919,738
158,423	Hewlett Packard Enterprise Co.	1,563,635

		8,483,373

Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
93,593	Corning, Inc.	2,901,383
4,379	IPG Photonics Corp. (a)	783,885
40,673	TE Connectivity Ltd. (Switzerland)	3,622,744

		7,308,012

Machinery Manufacturing - 0.8%
113,010	Applied Materials, Inc.	7,269,933
17,903	Lam Research Corp.	6,752,296

		14,022,229

Merchant Wholesalers, Durable Goods - 0.3%
19,120	KLA-Tencor Corp.	3,820,750
22,582	Xerox Corp.	375,990

		4,196,740

Professional, Scientific, and Technical Services - 1.7%
17,549	CDW Corp.	2,040,071
66,660	Cognizant Technology Solutions Corp. Class A	4,554,211
31,292	DXC Technology Co.	560,440
7,509	F5 Networks, Inc. (a)	1,020,473
9,450	Jack Henry & Associates, Inc.	1,684,935
40,859	Juniper Networks, Inc.	1,037,001
16,465	Leidos Holdings, Inc.	1,566,809
39,366	Paychex, Inc.	2,831,203
23,514	ServiceNow, Inc. (a)	10,327,349
12,539	VeriSign, Inc. (a)	2,654,256

		28,276,748

Publishing Industries (except Internet) - 17.5%
59,411	Adobe Systems, Inc. (a)	26,397,496
20,009	Akamai Technologies, Inc. (a)	2,249,812
10,594	ANSYS, Inc. (a)	3,290,496
27,028	Autodesk, Inc. (a)	6,390,230
34,426	Cadence Design Systems, Inc. (a)	3,761,041
14,309	Citrix Systems, Inc.	2,042,753
32,156	Intuit, Inc.	9,851,634
935,112	Microsoft Corp.	191,707,311
66,821	NortonLifeLock, Inc.	1,433,310
256,652	Oracle Corp.	14,231,353
5,949	Paycom Software, Inc. (a)	1,691,717
111,100	Salesforce.com, Inc. (a)	21,647,835
18,593	Synopsys, Inc. (a)	3,704,098
4,905	Tyler Technologies, Inc. (a)	1,752,311

		290,151,397

Telecommunications - 1.7%
144,786	PayPal Holdings, Inc. (a)	28,388,191

	TOTAL COMMON STOCKS (Cost $784,064,119)	$916,486,316

SHORT TERM INVESTMENTS - 30.0%
Money Market Funds - 30.0%
317,420,118	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$317,420,118
181,152,221	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	181,152,221

	TOTAL SHORT TERM INVESTMENTS (Cost $498,572,339)	$498,572,339

	TOTAL INVESTMENTS (Cost $1,282,636,458) - 85.1% (c)	$1,415,058,655
	Other Assets in Excess of Liabilities - 14.9%	247,877,255

	TOTAL NET ASSETS - 100.0%	$1,662,935,910

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $874,827,761.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Technology Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	558,810	$449,292,693	$172,848,938
Total return of Technology Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	483,700	399,949,941	138,310,772
Total return of Technology Select Sector Index	0.8709% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	852,079	906,070,791	41,358,447
Total return of Technology Select Sector Index	0.5868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2020	530,581	420,156,482	170,670,472
Total return of Technology Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	4/9/2021	449,579	481,916,152	18,136,310
Total return of Technology Select Sector Index	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	6/16/2021	105,181	109,042,006	7,934,682
Total return of Technology Select Sector Index	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	7/21/2021	626,844	656,221,760	40,685,464
Total return of Technology Select Sector Index	0.9309% representing 1 month LIBOR rate + spread	BNP Paribas	8/18/2021	55,000	59,222,511	1,944,977

					$3,481,872,336	$591,890,062

Direxion Daily Technology Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 83.0%
Money Market Funds - 83.0%
19,496,025	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$19,496,025
21,799,502	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	21,799,502

	TOTAL SHORT TERM INVESTMENTS (Cost $41,295,527) (b)	$41,295,527

	TOTAL INVESTMENTS (Cost $41,295,527) - 83.0%	$41,295,527
	Other Assets in Excess of Liabilities - 17.0%	8,468,804

	TOTAL NET ASSETS - 100.0%	$49,764,331

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $41,295,527.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.3868% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	12/3/2020	16,628	$17,349,821	$(1,146,840)
0.3309% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/7/2020	25,835	25,301,095	(3,447,560)
0.1809% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	J.P. Morgan	12/9/2020	3,511	3,718,518	(188,758)
0.4309% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/11/2020	41,516	44,638,254	(1,535,798)
0.3309% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse Capital LLC	12/17/2020	13,963	11,281,544	(4,275,359)
0.1809% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	7/21/2021	14,533	15,316,938	(850,901)
0.1809% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	BNP Paribas	8/18/2021	18,264	19,375,080	(939,433)

					$136,981,250	$(12,384,649)

Direxion Daily Transportation Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 65.7%
Air Transportation - 5.7%
12,540	Alaska Air Group, Inc.	$431,877
12,540	American Airlines Group, Inc.	139,445
12,540	Delta Air Lines, Inc.	313,124
12,540	JetBlue Airways Corp. (a)	129,664
12,540	Southwest Airlines Co.	387,361
12,540	United Continental Holdings, Inc. (a)	393,505

		1,794,976

Couriers and Messengers - 12.5%
12,540	FedEx Corp.	2,111,736
12,540	United Parcel Service, Inc. Class B	1,790,210

		3,901,946

Rail Transportation - 24.4%
12,540	CSX Corp.	894,604
12,540	Kansas City Southern Railway Co.	2,154,999
12,540	Norfolk Southern Corp.	2,410,313
12,540	Union Pacific Corp.	2,173,809

		7,633,725

Rental and Leasing Services - 1.0%
12,540	Avis Budget Group, Inc. (a)	324,786

Support Activities for Transportation - 8.6%
12,540	C.H. Robinson Worldwide, Inc.	1,175,249
12,540	Expeditors International of Washington, Inc.	1,059,755
12,540	Matson, Inc.	456,707

		2,691,711

Truck Transportation - 11.6%
12,540	J.B. Hunt Transport Services, Inc.	1,622,676
12,540	Landstar System, Inc.	1,527,121
12,540	Ryder System, Inc.	459,340

		3,609,137

Water Transportation - 1.9%
12,540	Kirby Corp. (a)	579,850

	TOTAL COMMON STOCKS (Cost $18,910,355)	$20,536,131

SHORT TERM INVESTMENTS - 7.5%
Money Market Funds - 7.5%
1,130,116	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$1,130,116
1,200,661	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	1,200,661

	TOTAL SHORT TERM INVESTMENTS (Cost $2,330,777)	$2,330,777

	TOTAL INVESTMENTS (Cost $21,241,132) - 73.2%(c)	$22,866,908
	Other Assets in Excess of Liabilities - 26.8%	8,375,787

	TOTAL NET ASSETS - 100.0%	$31,242,695

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,866,908.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Transportation Average	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/7/2020	3,392	$31,407,191	$2,507,201
Total return of Dow Jones Transportation Average	0.8809% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	528	4,791,941	483,262
Total return of Dow Jones Transportation Average	0.6309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	2,163	20,626,867	987,204
Total return of Dow Jones Transportation Average	0.6809% representing 1 month LIBOR rate + spread	J.P. Morgan	5/28/2021	1,240	11,044,343	1,352,018

					$67,870,342	$5,329,685

Direxion Daily Utilities Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
COMMON STOCKS - 57.3%
Utilities - 57.3%
7,868	AES Corp.	$119,830
2,952	Alliant Energy Corp.	158,965
2,921	Ameren Corp.	234,381
5,865	American Electric Power Co., Inc.	509,551
2,142	American Water Works Co., Inc.	315,452
1,448	Atmos Energy Corp.	153,473
6,445	CenterPoint Energy, Inc.	122,519
3,387	CMS Energy Corp.	217,378
3,954	Consolidated Edison, Inc.	303,786
9,930	Dominion Energy, Inc.	804,628
2,279	DTE Energy Co.	263,521
8,696	Duke Energy Corp.	736,899
4,472	Edison International	248,956
2,369	Entergy Corp.	249,053
2,683	Evergy, Inc.	173,939
3,981	Eversource Energy	358,569
11,530	Exelon Corp.	445,173
6,411	FirstEnergy Corp.	185,919
5,791	NextEra Energy, Inc.	1,625,534
4,530	NiSource, Inc.	110,758
2,888	NRG Energy, Inc.	97,643
1,331	Pinnacle West Capital Corp.	110,579
9,097	PPL Corp.	242,162
5,983	Public Service Enterprise Group, Inc.	334,689
3,462	Sempra Energy	430,881
12,495	Southern Co.	682,352
3,733	WEC Energy Group, Inc.	355,606
6,213	Xcel Energy, Inc.	428,946

		10,021,142

	TOTAL COMMON STOCKS (Cost $9,688,149)	$10,021,142

SHORT TERM INVESTMENTS - 28.5%
Money Market Funds - 28.5%
850,498	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$850,498
4,135,125	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	4,135,125

	TOTAL SHORT TERM INVESTMENTS (Cost $4,985,623)	$4,985,623

	TOTAL INVESTMENTS (Cost $14,673,772) - 85.8%(b)	$15,006,765
	Other Assets in Excess of Liabilities - 14.2%	2,488,377

	TOTAL NET ASSETS - 100.0%	$17,495,142

Percentages are stated as a percent of net assets.

The	geographic location of all investments is United States unless otherwise indicated.
(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,524,824.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Utilities Select Sector Index	0.5809% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	6,861	$4,289,759	$(57,298)
Total return of Utilities Select Sector Index	0.5309% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/10/2020	31,352	18,554,703	800,233
Total return of Utilities Select Sector Index	0.6809% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2020	16,629	9,217,654	1,095,907
Total return of Utilities Select Sector Index	0.6309% representing 1 month LIBOR rate + spread	J.P. Morgan	4/30/2021	14,057	8,552,552	119,059

					$40,614,668	$1,957,901

Direxion Daily 7-10 Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 45.6%
90,463	iShares 7-10 Year Treasury Bond ETF (a)	$11,108,856

	TOTAL INVESTMENT COMPANIES (Cost $9,940,977)	$11,108,856

SHORT TERM INVESTMENTS - 35.4%
Money Market Funds - 35.4%
3,282,986	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$3,282,986
5,349,619	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	5,349,619

	TOTAL SHORT TERM INVESTMENTS (Cost $8,632,605)	$8,632,605

	TOTAL INVESTMENTS (Cost $18,573,582) - 81.0% (c)	$19,741,461
	Other Assets in Excess of Liabilities - 19.0%	4,611,675

	TOTAL NET ASSETS - 100.0%	$24,353,136

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,739,498.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/ (Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	0.4868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	16,369	$1,833,565	$177,562
Total return of iShares 7-10 Year Treasury Bond ETF	0.3809% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	232,144	27,925,819	592,038
Total return of iShares 7-10 Year Treasury Bond ETF	0.6509% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	131,331	15,796,549	329,689
Total return of iShares 7-10 Year Treasury Bond ETF	(0.4491%) representing 1 month LIBOR rate + spread	BNP Paribas	2/17/2021	124,640	13,925,397	1,505,031

					$59,481,330	$2,604,320

Direxion Daily 7-10 Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.9%
Money Market Funds - 79.9%
3,752,298	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$3,752,298
1,464,082	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	1,464,082

	TOTAL SHORT TERM INVESTMENTS (Cost $5,216,380) (b)	$5,216,380

	TOTAL INVESTMENTS (Cost $5,216,380) - 79.9%	$5,216,380
	Other Assets in Excess of Liabilities - 20.1%	1,308,958

	TOTAL NET ASSETS - 100.0%	$6,525,338

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,216,380.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.1309% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse Capital LLC	12/10/2020	45,407	$5,492,077	$(90,845)
(0.7491)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	2/17/2021	96,635	10,790,753	(1,188,253)
(0.7691)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	J.P. Morgan	4/19/2021	10,733	1,303,377	(18,954)
(0.7491)% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	4/21/2021	6,639	778,931	(41,067)

					$18,365,138	$(1,339,119)

Direxion Daily 20+ Year Treasury Bull 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
INVESTMENT COMPANIES - 58.2%
1,230,924	iShares 20+ Year Treasury Bond ETF (a)	$210,488,004

	TOTAL INVESTMENT COMPANIES (Cost $190,461,544)	$210,488,004

SHORT TERM INVESTMENTS - 28.3%
Money Market Funds - 28.3%
49,852,999	Dreyfus Government Cash Management Institutional Shares, 0.07% (b)	$49,852,999
52,588,177	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (b)	52,588,177

	TOTAL SHORT TERM INVESTMENTS (Cost $102,441,176)	$102,441,176

	TOTAL INVESTMENTS (Cost $292,902,720) - 86.5% (c)	$312,929,180
	Other Assets in Excess of Liabilities - 13.5%	48,693,534

	TOTAL NET ASSETS - 100.0%	$361,622,714

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at July 31, 2020.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $222,151,607.

Long Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 20+ Year Treasury Bond ETF	0.4509% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	53,959	$7,494,785	$1,892,726
Total return of iShares 20+ Year Treasury Bond ETF	0.4509% representing 1 month LIBOR rate + spread	BNP Paribas	10/21/2020	63,788	8,927,002	2,010,178
Total return of iShares 20+ Year Treasury Bond ETF	0.4509% representing 1 month LIBOR rate + spread	BNP Paribas	11/18/2020	565,911	78,957,619	18,097,401
Total return of iShares 20+ Year Treasury Bond ETF	0.4868% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/3/2020	167,035	25,412,027	3,207,569
Total return of iShares 20+ Year Treasury Bond ETF	0.5709% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2020	1,199,645	193,028,370	12,274,183
Total return of iShares 20+ Year Treasury Bond ETF	0.4809% representing 1 month LIBOR rate + spread	J.P. Morgan	12/9/2020	786,672	124,316,215	10,252,904
Total return of iShares 20+ Year Treasury Bond ETF	0.6509% representing 1 month LIBOR rate + spread	Credit Suisse Capital LLC	12/11/2020	1,024,637	169,196,516	6,022,075
Total return of iShares 20+ Year Treasury Bond ETF	0.3809% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2020	1,220,002	198,925,391	9,738,992
Total return of iShares 20+ Year Treasury Bond ETF	0.4509% representing 1 month LIBOR rate + spread	BNP Paribas	12/16/2020	31,688	4,389,766	1,041,795

					$810,647,691	$64,537,823

Direxion Daily 20+ Year Treasury Bear 3X Shares

Schedule of Investments (Unaudited)

July 31, 2020

Shares		Fair Value
SHORT TERM INVESTMENTS - 78.4%
Money Market Funds - 78.4%
38,101,754	Dreyfus Government Cash Management Institutional Shares, 0.07% (a)	$38,101,754
24,621,156	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 0.05% (a)	24,621,156

	TOTAL SHORT TERM INVESTMENTS (Cost $62,722,910) (b)	$62,722,910

	TOTAL INVESTMENTS (Cost $62,722,910) - 78.4%	$62,722,910
	Other Assets in Excess of Liabilities - 21.6%	17,233,268

	TOTAL NET ASSETS - 100.0%	$79,956,178

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at July 31, 2020.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $62,722,910.

Short Total Return Swap Contracts (Unaudited)

July 31, 2020

Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2109% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/4/2020	364,569	$54,004,308	$(8,550,212)
0.1309% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse Capital LLC	12/10/2020	92,505	15,500,394	(317,338)
0.0809% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/11/2020	256,569	42,467,925	(1,508,675)
0.2309% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	4/21/2021	389,100	59,414,516	(7,340,180)
(0.0191%) representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	J.P. Morgan	5/28/2021	300,000	49,150,397	(2,280,246)

					$220,537,540	$(19,996,651)

Valuation Measurements (Unaudited)

The Funds follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar securities in inactive markets, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of July 31, 2020:

	Asset Class								Liability Class
				Level 1				Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Warrants	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion All Cap Insider Sentiment Shares	$—	$53,084,405	$—	$—	$223,340	$282,411	$—	$—	$—	$—
Direxion Auspice Broad Commodity Strategy ETF (Consolidated)	—	—	—	—	—	36,910,766	1,216,408	—	—	—
Direxion Dynamic Hedge ETF	5,453,286	—	—	—	—	513,182	—	15,919	(15,006)	—
Direxion Fallen Knives ETF	—	6,612,745	—	—	140,906	8,424	—	—	—	—
Direxion Flight to Safety Strategy ETF (Consolidated)	17,243,894	7,296,785	—	—	314,550	1,373,297	24,370	—	—	—
Direxion High Growth ETF	—	6,476,217	—	—	—	774	—	—	—	—
Direxion MSCI USA ESG - Leaders vs. Laggards ETF	—	10,351,558	—	—	6,923	518,743	—	173,112	—	(247,744)
Direxion NASDAQ-100® Equal Weighted Index Shares	—	291,229,433	—	—	—	257,808	—	—	—	—
Direxion S&P 500® High minus Low Quality ETF	—	9,904,713	—	—	550,968	363,312	—	334,655	—	(886,531)
Direxion Work From Home ETF	—	71,722,503	—	—	3,381,588	73,200	—	—	—	—
Direxion Zacks MLP High Income Index Shares	—	—	42,224,773	—	9,264,644	131,040	—	—	—	—
Direxion FTSE Russell International Over US ETF	9,103,034	—	—	—	612,080	306,406	—	—	—	(537,256)
Direxion FTSE Russell US Over International ETF	12,946,961	—	—	—	1,233,954	287,684	—	242,272	—	(1,112,902)
Direxion MSCI Developed Over Emerging Markets ETF	6,174,546	—	—	—	831,033	180,964	—	—	—	(856,644)
Direxion MSCI Emerging Over Developed Markets ETF	10,078,692	—	—	—	407,834	640,934	—	—	—	(289,351)
Direxion MSCI USA Cyclicals Over Defensives ETF	—	13,683,765	—	—	245,384	587,828	—	808,644	—	(403,074)
Direxion MSCI USA Defensives Over Cyclicals ETF	—	7,146,720	—	577	1,032,243	194,843	—	—	—	(943,921)
Direxion Russell 1000® Growth Over Value ETF	25,584,022	—	—	—	7,579,084	1,234,821	—	1,883,316	—	(1,364,648)
Direxion Russell 1000® Value Over Growth ETF	21,364,980	—	—	—	2,360,929	802,128	—	—	—	(2,303,259)
Direxion Russell Large Over Small Cap ETF	8,227,798	—	—	—	702,911	550,400	—	288,162	—	(926,591)
Direxion Russell Small Over Large Cap ETF	3,262,550	—	—	—	1,573,069	61,158	—	—	—	(313,576)
PortfolioPlus Developed Markets ETF	1,027,018	—	—	—	7,468	2,067	—	—	—	(2,244)
PortfolioPlus Emerging Markets ETF	1,043,672	—	—	—	796	8,860	—	—	—	(85)
PortfolioPlus S&P 500® ETF	24,244,256	—	—	—	45,076	54,083	—	1,317,742	—	—
PortfolioPlus S&P® Mid Cap ETF	1,098,289	—	—	—	7,448	21,262	—	13,825	—	—
PortfolioPlus S&P® Small Cap ETF	5,908,792	—	—	—	19,359	5,172	—	372,426	—	—
Direxion Daily CSI 300 China A Share Bear 1X Shares	—	—	—	—	5,764,879	12,086,777	—	—	—	(2,462,443)
Direxion Daily S&P 500® Bear 1X Shares	—	—	—	—	50,494,791	144,388,319	—	—	—	(17,551,963)
Direxion Daily 20+ Year Treasury Bear 1X Shares	—	—	—	—	500,407	951,964	—	—	—	(89,816)
Direxion Daily CSI 300 China A Share Bull 2X Shares	28,984,918	—	—	—	59,586,081	52,180,215	—	28,654,991	—	(1,333,939)
Direxion Daily CSI China Internet Index Bull 2X Shares	25,561,629	—	—	—	19,948,185	15,778,821	—	17,835,835	—	(202,300)
Direxion Daily S&P 500® Bull 2X Shares	16,970,914	—	—	—	70,836	240,289	—	1,927,754	—	—
Direxion Daily Small Cap Bull 2X Shares	2,217,473	—	—	—	118,767	76,985	—	60,783	—	(1,736)
Direxion Daily MSCI Brazil Bull 2X Shares	120,458,882	—	—	—	91,980,124	34,603,722	—	47,356,849	—	—
Direxion Daily Russia Bull 2X Shares	26,915,385	—	—	—	18,023,081	22,165,350	—	12,749,328	—	—
Direxion Daily Energy Bull 2X Shares	—	229,618,176	—	240,358	117,131,969	25,899,126	—	30,022,667	—	(19,990,334)
Direxion Daily Energy Bear 2X Shares	—	—	—	—	13,818,259	15,187,085	—	1,232,228	—	(1,468,146)
Direxion Daily Gold Miners Index Bull 2X Shares	292,346,341	—	—	—	287,847,461	627,750,982	—	537,032,426	—	(5,153)
Direxion Daily Gold Miners Index Bear 2X Shares	—	—	—	—	88,176,525	94,327,092	—	—	—	(41,741,250)
Direxion Daily Junior Gold Miners Index Bull 2X Shares	225,093,126	—	—	—	229,373,127	385,685,141	—	418,567,812	—	—
Direxion Daily Junior Gold Miners Index Bear 2X Shares	—	—	—	—	70,682,059	59,721,132	—	—	—	(42,128,096)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	174,329,437	—	—	—	303,091,136	141,620,286	—	505,206	—	(160,201,807)
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 2X Shares	—	—	—	—	32,134,937	35,783,705	—	5,971,502	—	(9,658,911)
Direxion Daily Mid Cap Bull 3X Shares	34,019,984	—	—	—	7,864,722	4,787,539	—	8,330,223	—	—
Direxion Daily S&P 500® Bull 3X Shares	975,030,109	—	—	—	224,425,534	219,524,222	—	223,948,519	—	—
Direxion Daily S&P 500® Bear 3X Shares	—	—	—	—	790,009,101	389,807,425	—	—	—	(270,180,825)
Direxion Daily Small Cap Bull 3X Shares	615,339,256	—	—	—	427,362,756	85,265,858	—	364,168,552	—	—
Direxion Daily Small Cap Bear 3X Shares	—	—	—	—	571,109,794	294,334,657	—	—	—	(199,678,870)

	Asset Class								Liability Class
				Level 1				Level 2	Level 1	Level 2
Funds	Investment Companies	Common Stocks	Master Limited Partnerships	Warrants	Short Term Investments	Cash Equivalents	Futures Contracts*	Total Return Swap Contracts*	Futures Contracts*	Total Return Swap Contracts*
Direxion Daily FTSE China Bull 3X Shares	150,777,847	—	—	—	206,365,461	7,298,252	—	22,636,227	—	(21,097,766)
Direxion Daily FTSE China Bear 3X Shares	—	—	—	—	44,599,258	24,970,523	—	1,397,045	—	(7,039,116)
Direxion Daily FTSE Europe Bull 3X Shares	7,882,730	—	—	—	8,647,137	4,092,422	—	2,987,927	—	(91,844)
Direxion Daily Latin America Bull 3X Shares	10,568,251	—	—	—	9,682,444	7,699,063	—	2,882,916	—	(8,342)
Direxion Daily MSCI Developed Markets Bull 3X Shares	4,295,225	—	—	—	4,757,253	1,717,603	—	2,005,564	—	(87,885)
Direxion Daily MSCI Emerging Markets Bull 3X Shares	31,597,155	—	—	—	76,053,824	45,340,358	—	55,037,290	—	(475,144)
Direxion Daily MSCI Emerging Markets Bear 3X Shares	—	—	—	—	41,833,060	16,160,319	—	—	—	(18,212,791)
Direxion Daily MSCI India Bull 3X Shares	36,862,784	—	—	—	56,675,671	15,089,493	—	36,322,886	—	—
Direxion Daily MSCI Japan Bull 3X Shares	3,008,795	—	—	—	2,668,995	1,058,248	—	349,149	—	(412,872)
Direxion Daily MSCI Mexico Bull 3X Shares	4,011,046	—	—	—	6,443,918	2,125,281	—	311,302	—	(732,063)
Direxion Daily MSCI South Korea Bull 3X Shares	10,024,251	—	—	—	9,596,898	5,654,462	—	5,029,360	—	(6,601)
Direxion Daily Aerospace & Defense Bull 3X Shares	—	133,859,760	—	—	74,797,365	15,620,450	—	14,018,361	—	(12,643,151)
Direxion Daily Communication Services Index Bull 3X Shares	—	2,809,745	—	—	1,066,296	1,894,348	—	1,392,218	—	—
Direxion Daily Communication Services Index Bear 3X Shares	—	—	—	—	240,757	123,888	—	—	—	(73,629)
Direxion Daily Consumer Discretionary Bull 3X Shares	—	5,502,041	—	—	2,927,954	2,788,798	—	4,491,663	—	—
Direxion Daily Consumer Discretionary Bear 3X Shares	—	—	—	—	3,008,346	1,541,345	—	—	—	(931,488)
Direxion Daily Consumer Staples Bull 3X Shares	—	3,319,673	—	—	1,288,452	599,723	—	770,964	—	—
Direxion Daily Consumer Staples Bear 3X Shares	—	—	—	—	224,788	334,555	—	—	—	(77,043)
Direxion Daily Dow Jones Internet Bull 3X Shares	—	19,454,191	—	—	9,521,897	1,911,704	—	8,642,817	—	—
Direxion Daily Dow Jones Internet Bear 3X Shares	—	—	—	—	1,777,035	1,239,086	—	—	—	(619,378)
Direxion Daily Financial Bull 3X Shares	—	1,091,641,690	—	—	320,503,987	154,302,086	—	139,937,857	—	(26,674,211)
Direxion Daily Financial Bear 3X Shares	—	—	—	—	266,980,812	137,445,502	—	—	—	(57,732,773)
Direxion Daily Healthcare Bull 3X Shares	—	70,109,948	—	—	31,752,768	36,624,396	—	22,833,531	—	—
Direxion Daily Homebuilders & Supplies Bull 3X Shares	—	248,464,986	—	—	123,155,406	25,367,839	—	200,287,449	—	(809,965)
Direxion Daily Industrials Bull 3X Shares	—	8,099,466	—	—	2,888,768	2,869,927	—	2,075,145	—	—
Direxion Daily MSCI Real Estate Bull 3X Shares	—	42,337,051	—	—	16,132,980	7,842,210	—	4,648,156	—	—
Direxion Daily MSCI Real Estate Bear 3X Shares	—	—	—	—	18,712,033	29,727,293	—	—	—	(5,070,231)
Direxion Daily Pharmaceutical & Medical Bull 3X Shares	—	7,130,289	—	—	3,951,652	2,811,878	—	2,576,625	—	(39,914)
Direxion Daily Regional Banks Bull 3X Shares	—	78,546,037	—	—	25,400,856	20,643,969	—	7,390,502	—	(6,702,353)
Direxion Daily Retail Bull 3X Shares	—	17,770,967	—	—	11,477,799	2,590,815	—	11,354,391	—	(53,011)
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares	17,990,417	—	—	—	15,830,323	8,807,897	—	10,480,622	—	(61,471)
Direxion Daily S&P 500® High Beta Bull 3X Shares	—	15,964,318	—	11,340	15,756,016	9,017,293	—	5,694,077	—	(1,759,160)
Direxion Daily S&P 500® High Beta Bear 3X Shares	—	—	—	—	44,053,439	23,840,252	—	—	—	(5,048,263)
Direxion Daily S&P Biotech Bull 3X Shares	—	225,563,397	—	—	206,240,078	51,468,102	—	119,994,177	—	(16,984,648)
Direxion Daily S&P Biotech Bear 3X Shares	—	—	—	—	58,329,834	36,613,895	—	5,730,765	—	(12,445,273)
Direxion Daily Semiconductor Bull 3X Shares	—	755,522,024	—	—	443,564,791	255,850,329	—	487,314,752	—	—
Direxion Daily Semiconductor Bear 3X Shares	—	—	—	—	114,554,754	49,592,640	—	—	—	(47,038,338)
Direxion Daily Technology Bull 3X Shares	—	916,486,316	—	—	498,572,339	246,945,375	—	591,890,062	—	—
Direxion Daily Technology Bear 3X Shares	—	—	—	—	41,295,527	23,530,003	—	—	—	(12,384,649)
Direxion Daily Transportation Bull 3X Shares	—	20,536,131	—	—	2,330,777	7,324,707	—	5,329,685	—	—
Direxion Daily Utilities Bull 3X Shares	—	10,021,142	—	—	4,985,623	2,065,754	—	2,015,199	—	(57,298)
Direxion Daily 7-10 Year Treasury Bull 3X Shares	11,108,856	—	—	—	8,632,605	4,511,322	—	2,604,320	—	—
Direxion Daily 7-10 Year Treasury Bear 3X Shares	—	—	—	—	5,216,380	2,688,079	—	—	—	(1,339,119)
Direxion Daily 20+ Year Treasury Bull 3X Shares	210,488,004	—	—	—	102,441,176	35,733,172	—	64,537,823	—	—
Direxion Daily 20+ Year Treasury Bear 3X Shares	—	—	—	—	62,722,910	37,415,974	—	—	—	(19,996,651)